AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 109.3%
Asset-Backed Securities — 8.3%
Automobiles — 0.5%
AmeriCredit Automobile Receivables,
Series 2015-04, Class C
2.880%	07/08/21	213	$ 212,796
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	2,000	2,001,520
Series 2016-01A, Class A, 144A
2.990%	06/20/22	2,885	2,916,236
Series 2016-02A, Class A, 144A
2.720%	11/20/22	3,890	3,922,110
Series 2017-01A, Class A, 144A
3.070%	09/20/23	2,870	2,929,989
Series 2019-01A, Class A, 144A
3.450%	03/20/23	685	703,592
CPS Auto Receivables Trust,
Series 2015-C, Class C, 144A
3.420%	08/16/21	145	144,906
CPS Auto Trust,
Series 2017-A, Class B, 144A
2.680%	05/17/21	249	249,540
Credit Acceptance Auto Loan Trust,
Series 2017-01A, Class A, 144A
2.560%	10/15/25	383	383,629
Series 2018-02A, Class A, 144A
3.470%	05/17/27	1,330	1,349,287
Drive Auto Receivables Trust,
Series 2017-AA, Class C, 144A
2.980%	01/18/22	215	215,188
Santander Drive Auto Receivables Trust,
Series 2018-02, Class B
3.030%	09/15/22	1,395	1,398,097
Series 2018-02, Class C
3.350%	07/17/23	1,010	1,020,496
Series 2019-03, Class A3
2.160%	11/15/22	990	990,169
			18,437,555
Collateralized Loan Obligations — 3.8%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
3.673%(c)	05/01/26	320	320,875
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.403%(c)	07/15/26	704	703,685
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.358%(c)	10/21/28	260	259,468
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.453%(c)	01/15/30	1,060	1,060,281
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
4.003%(c)	01/15/30	410	410,157
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ALM Ltd. (Cayman Islands),
Series 2012-05A, Class A1R3, 144A, 3 Month LIBOR + 0.910%
3.210%(c)	10/18/27	850	$ 849,281
Series 2012-06A, Class A2R3, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.703%(c)	07/15/26	681	676,209
Series 2013-07RA, Class A1R, 144A, 3 Month LIBOR + 1.410% (Cap N/A, Floor 0.000%)
3.713%(c)	10/15/28	520	519,837
Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.793%(c)	10/15/28	250	250,080
Series 2015-12A, Class BR2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.972%(c)	04/16/27	370	368,056
ALM Ltd./ALM LLC (Cayman Islands),
Series 2015-16A, Class A2R2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.803%(c)	07/15/27	1,020	1,016,835
Series 2015-16A, Class BR2, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
4.203%(c)	07/15/27	410	404,530
AMMC CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.381%(c)	11/10/30	500	498,170
Series 2013-13A, Class A1LR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.543%(c)	07/24/29	590	591,874
Series 2016-19A, Class C, 144A, 3 Month LIBOR + 2.800% (Cap N/A, Floor 0.000%)
5.103%(c)	10/15/28	180	180,418
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.516%(c)	11/02/30	250	249,529
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	10/13/30	490	488,987
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.953%(c)	10/13/30	250	246,705
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.306%(c)	01/28/31	380	377,615
Series 2014-03RA, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.756%(c)	01/28/31	440	432,022
Series 2014-03RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
4.106%(c)	01/28/31	250	241,111
Series 2014-04RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.106%(c)	01/28/31	650	626,555
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.753%(c)	01/15/30	1,420	1,397,490
A1

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-05RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
4.153%(c)	01/15/30	640	$ 631,704
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.573%(c)	07/15/30	1,030	1,029,418
Series 2015-07A, Class B1R, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.603%(c)	10/15/27	650	645,333
Series 2016-08A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.856%(c)	07/28/28	250	248,993
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.383%(c)	04/15/31	765	761,308
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.288%(c)	04/20/31	500	494,454
Series 2013-16A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.000%)
3.283%(c)	01/19/25	185	184,703
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.418%(c)	10/22/30	250	249,097
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2017-FL03, Class A, 144A, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
3.018%(c)	12/15/27	700	699,856
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2017-FL02, Class A, 144A, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
3.018%(c)	08/15/27	330	329,999
ARI Investments LLC,
—%(p)	01/06/25^	880	880,126
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.376%(c)	04/25/26	3,103	3,105,666
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.000%)
3.283%(c)	07/17/26	498	498,500
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.337%(c)	08/05/27	640	640,651
Series 2015-06A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.787%(c)	08/05/27	420	417,144
Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.443%(c)	01/15/28	1,190	1,189,941
Babson CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.468%(c)	10/20/30	520	518,355
Series 2015-IA, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.678%(c)	01/20/31	250	244,030
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.533%(c)	01/24/29	3,650	$ 3,657,469
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-IVA, Class A1RR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.528%(c)	01/20/29	440	440,422
Series 2015-VIA, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.540%(c)	10/18/29	2,210	2,207,750
Series 2015-VIA, Class A2R, 144A, 3 Month LIBOR + 1.720% (Cap N/A, Floor 0.000%)
4.020%(c)	10/18/29	623	619,358
Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)
3.080%(c)	07/18/27	470	470,051
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
3.368%(c)	04/20/31	1,000	993,818
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.508%(c)	01/20/29	1,634	1,635,330
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.458%(c)	10/22/30	810	809,278
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.278%(c)	04/20/31	4,250	4,222,749
Bowman Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.328%(c)	11/23/25	443	443,714
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.303%(c)	01/15/31	370	366,829
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.273%(c)	04/17/31	560	554,128
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.856%(c)	07/28/28	360	359,849
CBAM Ltd. (Cayman Islands),
Series 2017-02A, Class B1, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
4.053%(c)	10/17/29	590	588,923
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.533%(c)	10/17/29	720	720,543
Series 2017-03A, Class B1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
4.003%(c)	10/17/29	250	247,594
CDO Repack SPC Ltd. (Cayman Islands),
Series 2006-CLF01, Class D1, 144A
—%(p)	05/20/30	500	532,015

A2

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.332%(c)	06/09/30	305	$ 304,818
Series 2014-04A, Class AR, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.489%(c)	07/23/30	960	959,943
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.403%(c)	07/17/31	850	845,497
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
3.368%(c)	10/20/28	2,340	2,336,990
Series 2017-08A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	10/17/30	3,018	3,016,917
Series 2017-08A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
4.003%(c)	10/17/30	560	553,565
Cent CLO Ltd. (Cayman Islands),
Series 2015-24A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
3.373%(c)	10/15/26	630	629,858
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.433%(c)	10/17/30	3,060	3,056,991
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.083%(c)	04/15/27	248	247,058
Series 2015-02A, Class CR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.003%(c)	04/15/27	850	839,980
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.518%(c)	04/20/30	2,250	2,248,385
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
3.377%(c)	01/15/28	250	250,182
Elm CLO Ltd. (Cayman Islands),
Series 2014-01A, Class ARR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.473%(c)	01/17/29	2,740	2,743,125
Series 2014-01A, Class BRR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
4.053%(c)	01/17/29	340	339,909
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.503%(c)	10/15/30	1,010	1,006,024
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.563%(c)	04/24/29	414	414,006
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
3.838%(c)	11/15/26	250	247,927
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
GLG Ore Hill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.423%(c)	07/15/25	20	$ 19,639
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.366%(c)	10/29/29	4,500	4,491,531
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.287%(c)	02/05/31	5,040	4,991,494
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.282%(c)	01/20/28	700	699,427
Kayne CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.543%(c)	10/15/31	4,125	4,114,505
Series 2018-02A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
4.203%(c)	10/15/31	1,250	1,243,298
KKR CLO Ltd. (Cayman Islands),
Series 2016, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.528%(c)	01/20/29	1,177	1,176,922
LCM LP (Cayman Islands),
Series 20A, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
3.318%(c)	10/20/27	4,500	4,503,257
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.828%(c)	10/20/27	750	746,707
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.348%(c)	01/20/31	1,510	1,503,669
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.158%(c)	05/15/28	1,250	1,250,406
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.498%(c)	01/20/29	1,760	1,759,948
Series 2013-11A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
3.419%(c)	07/23/29	730	730,899
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.253%(c)	04/19/30	510	509,357
Series 2015-18A, Class A1R, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.468%(c)	10/21/30	2,950	2,951,456
Series 2015-19A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.528%(c)	01/22/28	870	869,978

A3

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.466%(c)	07/27/30	950	$ 949,237
Series 2017-26A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.456%(c)	07/29/30	970	970,646
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.480%(c)	12/18/30	490	488,064
Mariner CLO LLC (Cayman Islands),
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.477%(c)	10/26/29	300	299,418
Mountain Hawk CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.878%(c)	07/20/24	634	634,087
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/20/30	590	588,524
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.380%(c)	10/18/28	320	318,183
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)
3.166%(c)	10/28/27	990	990,020
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	250	249,186
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-26A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.470%(c)	10/18/30	1,030	1,028,209
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.347%(c)	04/26/31	220	218,067
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.087%(c)	10/26/27	160	159,565
Series 2016-12A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.420%(c)	10/18/28	1,159	1,159,799
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.563%(c)	07/15/30	1,910	1,910,921
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.276%(c)	01/25/31	1,990	1,977,261
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.468%(c)	01/20/31	260	259,301
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
3.282%(c)	04/16/31	1,250	$ 1,235,864
OFSI Fund Ltd. (Cayman Islands),
Series 2014-06A, Class A2R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
3.433%(c)	03/20/25	2,265	2,261,830
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
3.200%(c)	10/18/26	627	627,013
OHA Credit Partners Ltd. (Cayman Islands),
Series 2013-09A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.288%(c)	10/20/25	352	352,128
OHA Loan Funding Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.410% (Cap N/A, Floor 0.000%)
3.568%(c)	08/15/29	350	350,061
OZLM Funding Ltd. (Cayman Islands),
Series 2012-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.508%(c)	07/22/29	500	499,818
Series 2013-03A, Class BR, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
5.278%(c)	01/22/29	2,250	2,249,608
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/22/30	290	288,355
Series 2013-04A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.978%(c)	10/22/30	380	376,309
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.313%(c)	07/17/29	1,250	1,240,758
Series 2015-14A, Class A2AR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.003%(c)	01/15/29	1,050	1,044,039
Series 2017-19A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.523%(c)	11/22/30	400	398,610
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.433%(c)	01/17/31	250	249,459
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.372%(c)	05/21/29	1,750	1,749,585
Series 2015-01A, Class A2R2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.802%(c)	05/21/29	380	379,872
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.422%(c)	07/16/31	1,300	1,290,661
Series 2018-03A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.508%(c)	08/15/26	527	524,894

A4

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A2, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.603%(c)	10/15/25	1,280	$ 1,275,613
Series 2019-03A, Class A2, 144A
—%(p)	08/20/27	300	299,693
Parallel Ltd. (Cayman Islands),
Series 2015-01A, Class C1R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
4.028%(c)	07/20/27	250	243,158
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A2, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.875%(c)	11/14/29	580	577,633
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.376%(c)	07/25/31	1,360	1,347,825
Riserva CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.440%(c)	10/18/28	750	749,939
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.673%(c)	04/15/29	2,050	2,050,163
Series 2017-01A, Class B, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.103%(c)	04/15/29	870	866,923
Series 2017-02A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
4.053%(c)	10/15/29	920	913,733
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.468%(c)	10/20/30	850	848,363
RR 3 Ltd. (Cayman Islands),
Series 2018-03A, Class A1R2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
3.393%(c)	01/15/30	740	734,931
RR 6 Ltd. (Cayman Islands),
Series 2019-06A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.626%(c)	04/15/30	1,570	1,569,964
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.301%(c)	01/23/29	1,470	1,474,782
Series 2016-03A, Class C, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.909%(c)	01/23/29	250	250,632
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.078%(c)	01/21/31	500	479,520
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.879%(c)	04/15/32	3,130	3,127,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	01/15/30	370	$ 368,875
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.409%(c)	01/23/28	650	650,348
TCI-Flatiron CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.324%(c)	11/18/30	630	629,309
TIAA CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.558%(c)	04/20/29	510	510,176
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.078%(c)	07/20/27	1,000	996,457
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.503%(c)	01/15/29	260	260,224
Series 2016-06A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.003%(c)	01/15/29	860	856,977
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.523%(c)	10/15/29	2,365	2,369,324
Voya CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
3.433%(c)	10/15/30	610	608,960
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.813%(c)	04/15/29	1,620	1,619,972
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.598%(c)	04/20/29	490	489,804
Westcott Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.488%(c)	07/20/28	910	912,243
York CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/20/29	350	349,737
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
4.028%(c)	10/20/29	490	486,916
Series 2016-02A, Class A, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
3.908%(c)	01/20/30	520	520,948
			151,172,927

A5

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans — 0.2%
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,370	$ 2,398,778
Series 2019-AA, Class B, 144A
3.510%	07/20/32	390	393,098
Series 2019-AA, Class C, 144A
4.010%	07/20/32	340	342,917
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	1,078	1,081,637
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	2,403,802
			6,620,232
Credit Cards — 0.1%
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A
2.030%	04/15/25	1,845	1,842,065
Series 2016-C, Class A
1.720%	08/15/23	2,805	2,804,435
			4,646,500
Equipment — 0.1%
Cloud Pass-Through Trust,
Series 2019-01A, Class CLOU, 144A
3.554%(cc)	12/05/22	4,178	4,229,618
Home Equity Loans — 0.5%
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A2, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.650%)
3.344%(c)	05/28/39	124	104,964
Series 2005-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
3.044%(c)	02/28/40	514	497,600
Series 2005-E, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
3.044%(c)	12/28/40	253	245,648
Bear Stearns Asset-Backed Securities Trust,
Series 2005-04, Class M2, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
3.218%(c)	01/25/36	27	27,092
Series 2007-HE03, Class 1A4, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
2.368%(c)	04/25/37	1,490	1,305,791
Citigroup Mortgage Loan Trust,
Series 2007-AHL02, Class A3B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	05/25/37	1,474	1,075,960
Series 2007-AHL02, Class A3C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
2.288%(c)	05/25/37	670	493,051
CWHEQ Revolving Home Equity Loan Resuritization Trust,
Series 2006-RES, Class 4Q1B, 144A, 1 Month LIBOR + 0.300% (Cap 16.000%, Floor 0.300%)
2.328%(c)	12/15/33	232	211,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-H, Class 1A, 1 Month LIBOR + 0.150% (Cap 16.000%, Floor 0.150%)
2.178%(c)	11/15/36	382	$ 324,549
EMC Mortgage Loan Trust,
Series 2001-A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
2.758%(c)	05/25/40	842	841,119
GSAA Home Equity Trust,
Series 2006-04, Class 1A1
4.029%(cc)	03/25/36	464	402,277
Series 2007-02, Class AF3
5.917%(cc)	03/25/37	129	43,403
Home Equity Mortgage Loan Asset-Backed Trust Series SPMD,
Series 2004-A, Class M2, 1 Month LIBOR + 2.025% (Cap N/A, Floor 1.350%)
4.043%(c)	07/25/34	147	147,532
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW01, Class M1, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
2.288%(c)	05/25/36	290	278,579
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE07, Class A2C, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.268%(c)	07/25/37	8,600	8,146,827
Series 2007-NC01, Class A1, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
2.148%(c)	11/25/36	2,698	1,627,009
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	06/25/37	43	43,013
Option One Mortgage Loan Trust,
Series 2007-FXD1, Class 1A1
5.866%	01/25/37	519	502,688
Series 2007-FXD1, Class 2A1
5.866%	01/25/37	624	620,045
Series 2007-FXD2, Class 1A1
5.820%	03/25/37	2,439	2,495,063
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM04, Class A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
2.208%(c)	11/25/36	577	337,557
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
2.268%(c)	04/25/37	1,863	980,356
Series 2007-HE02, Class 2A4, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
2.378%(c)	04/25/37	198	106,384
Yale Mortgage Loan Trust,
Series 2007-01, Class A, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.418%(c)	06/25/37	518	215,954
			21,074,268

A6

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust,
Series 2003-MH01, Class B2, 144A
—%(p)	08/15/30	363	$ 273,786
BankAmerica Manufactured Housing Contract Trust,
Series 1998-02, Class B1
7.576%(cc)	12/10/25	680	396,065
Conseco Finance Securitizations Corp.,
Series 2000-04, Class A5
7.970%	05/01/32	1,360	551,110
Series 2000-05, Class A6
7.960%	05/01/31	563	305,758
Series 2000-05, Class A7
8.200%	05/01/31	1,027	574,024
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A2
5.260%(cc)	01/15/19	188	135,772
Origen Manufactured Housing Contract Trust,
Series 2001-A, Class M1
7.820%(cc)	03/15/32	203	205,622
Series 2007-B, Class A1, 144A, 1 Month LIBOR + 1.200% (Cap 18.000%, Floor 1.200%)
3.228%(c)	10/15/37	436	425,806
			2,867,943
Other — 0.5%
Coinstar Funding LLC,
Series 2017-01A, Class A2, 144A
5.216%	04/25/47	4,868	5,013,473
Colony American Finance Ltd. (Cayman Islands),
Series 2015-01, Class A, 144A
2.896%	10/15/47	1,006	1,003,934
Home Partners of America Trust,
Series 2016-02, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.175%(c)	10/17/33	134	133,789
Invitation Homes Trust,
Series 2018-SFR02, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.800%)
2.928%(c)	06/17/37	5,763	5,763,103
Series 2018-SFR03, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.025%(c)	07/17/37	453	451,794
Series 2018-SFR03, Class E, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.025%(c)	07/17/37	370	370,592
Litigation Fee Residual Funding Trust,
Series 2015-01, Class A
4.000%	10/01/27^	883	880,123
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.178%(c)	06/15/28	290	290,093
MCM Trust,
Series 2018-NPL02
—%(p)	10/25/28^	2,886	638,708
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	1,411	1,429,468
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	3,460	$ 3,537,451
Progress Residential Trust,
Series 2017-SFR01, Class A, 144A
2.768%	08/17/34	538	539,478
Series 2018-SFR01, Class F, 144A
4.778%	03/17/35	100	101,494
Tricon American Homes Trust,
Series 2017-SFR02, Class F, 144A
5.104%	01/17/36	190	197,611
			20,351,111
Residential Mortgage-Backed Securities — 2.3%
Ajax Mortgage Loan Trust,
Series 2017-D, Class A, 144A
3.750%	12/25/57	1,931	1,986,271
Series 2017-D, Class B, 144A
—%(p)	12/25/57^	1,697	763,617
Series 2018-A, Class B, 144A
—%(p)	04/25/58^	450	261,052
Series 2018-B, Class B, 144A
—%(p)	02/26/57	505	125,126
Series 2018-D, Class A, 144A
3.750%(cc)	08/25/58	2,025	1,995,129
Series 2018-D, Class B, 144A
—%(p)	08/25/58^	525	293,904
Series 2018-E, Class A, 144A
4.375%(cc)	06/25/58	832	841,406
Series 2018-E, Class B, 144A
5.250%(cc)	06/25/58	160	166,509
Series 2018-E, Class C, 144A
—%(p)	06/25/58^	374	112,212
Series 2018-F, Class A, 144A
4.375%(cc)	11/25/58	2,862	2,875,484
Series 2018-F, Class B, 144A
5.250%(cc)	11/25/58	411	427,770
Series 2018-F, Class C, 144A
—%(p)	11/25/58	996	477,391
Series 2018-G, Class A, 144A
4.375%(cc)	06/25/57	2,506	2,577,549
Series 2018-G, Class B, 144A
5.250%(cc)	06/25/57	352	366,917
Series 2018-G, Class C, 144A
—%(p)	06/25/57	897	902,599
Series 2019-A, Class A, 144A
3.750%(cc)	08/25/57	2,608	2,605,743
Series 2019-A, Class B, 144A
5.250%(cc)	08/25/57	290	284,327
Series 2019-A, Class C, 144A
—%(p)	08/25/57	720	614,880
Series 2019-C, Class A, 144A
3.950%(cc)	10/25/58	1,166	1,168,011
Series 2019-E, Class A, 144A
3.000%	09/25/59	4,150	4,136,205
Series 2019-E, Class B, 144A
4.875%	09/25/59	390	387,601

A7

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2019-E, Class C, 144A
—%(p)	09/25/59	1,000	$ 453,481
Bayview Opportunity Master Fund IVa Trust,
Series 2016-SPL01, Class A, 144A
4.000%	04/28/55	751	767,481
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	397	400,655
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	2,155	2,193,461
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL01, Class A, 144A
4.000%(cc)	10/28/64	1,349	1,388,061
Series 2017-SPL02, Class A, 144A
4.000%(cc)	06/28/54	418	429,700
Series 2017-SPL03, Class A, 144A
4.000%(cc)	11/28/53	533	547,684
Bear Stearns Asset-Backed Securities Trust,
Series 2006-SD02, Class M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.568%(c)	06/25/36	5,100	5,079,846
Carrington Mortgage Loan Trust,
Series 2006-FRE02, Class A3, 1 Month LIBOR + 0.160% (Cap 12.500%, Floor 0.160%)
2.178%(c)	10/25/36	636	495,173
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH04, Class M3, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
2.338%(c)	11/25/36	580	514,461
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	09/25/46	62	60,974
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	2,543	2,564,864
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB02, Class AF4
3.428%	12/25/36	116	106,717
CWABS Asset-Backed Certificates Trust,
Series 2005-16, Class 1AF
4.724%(cc)	04/25/36	731	726,752
Fannie Mae Grantor Trust,
Series 2002-T10, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
2.265%(c)	06/25/32	436	432,893
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
2.138%(c)	10/25/36	429	346,441
Fremont Home Loan Trust,
Series 2006-03, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	02/25/37	1,375	1,042,893
Series 2006-03, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	02/25/37	17,221	8,622,011
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
GE-WMC Asset-Backed Pass-Through Certificates,
Series 2005-02, Class A2C, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
2.268%(c)	12/25/35	90	$ 89,375
GSAMP Trust,
Series 2006-FM03, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	11/25/36	874	536,249
Home Equity Mortgage Loan Asset-Backed Trust Series INABS,
Series 2007-B, Class 2A3, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	07/25/37	649	441,272
Legacy Mortgage Asset Trust,
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	1,689	1,690,533
Series 2019-SL02, Class A, 144A
3.375%(cc)	02/25/59	1,603	1,623,903
Lehman ABS Mortgage Loan Trust,
Series 2007-01, Class 2A1, 144A, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
2.108%(c)	06/25/37	117	84,301
Series 2007-01, Class 2A4, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
2.318%(c)	06/25/37	9,314	6,924,925
Lehman XS Trust,
Series 2007-02N, Class 3A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	02/25/37	8,471	7,115,431
Long Beach Mortgage Loan Trust,
Series 2006-02, Class 1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	03/25/46	889	718,999
Series 2006-07, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	08/25/36	956	530,356
Series 2006-08, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	09/25/36	591	241,307
Series 2006-09, Class 2A2, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
2.128%(c)	10/25/36	316	132,864
Series 2006-09, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	10/25/36	1,271	540,295
MASTR Specialized Loan Trust,
Series 2006-03, Class A, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
2.278%(c)	06/25/46	139	132,713
MCM Trust,
Series 2018-NPL01, Class B, 144A
—%(p)	05/28/58^	1,598	223,693
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-02, Class A2C, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
2.258%(c)	05/25/37	412	308,824
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	640	641,259

A8

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-S05, Class A1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.200%)
2.418%(c)	10/25/36	296	$ 276,193
PRPM LLC,
Series 2017-01A, Class A1, 144A
4.250%	01/25/22	29	28,871
SG Mortgage Securities Trust,
Series 2006-FRE02, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
2.178%(c)	07/25/36	207	63,415
Soundview Home Loan Trust,
Series 2004-WMC01, Class M2, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
2.813%(c)	01/25/35	12	11,986
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-MN1A, Class A1, 144A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
2.248%(c)	01/25/37	9,960	7,131,430
Towd Point Mortgage Trust,
Series 2015-01, Class A5, 144A
3.997%(cc)	10/25/53	930	966,845
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	1,145	1,182,972
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	1,464	1,469,779
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,081,466
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	2,884	2,990,167
Series 2019-SJ02, Class A2, 144A
4.250%(cc)	11/25/58	540	556,736
Series 2019-SJ02, Class M1, 144A
4.500%(cc)	11/25/58	1,360	1,418,034
Vericrest Opportunity Loan Trust,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	256	256,671
Washington Mutural Asset-Backed Certificates WMABS Trust,
Series 2006-HE04, Class 2A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	09/25/36	1,302	599,232
Series 2006-HE05, Class 1A, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
2.173%(c)	10/25/36	518	414,999
			89,968,346
Student Loans — 0.2%
Navient Private Education Loan Trust,
Series 2014-AA, Class B, 144A
3.500%	08/15/44	3,000	3,073,703
SLM Private Credit Student Loan Trust,
Series 2004-B, Class A3, 3 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
2.449%(c)	03/15/24	2,596	2,581,042
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2005-A, Class A3, 3 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)
2.319%(c)	06/15/23	262	$ 261,918
			5,916,663

Total Asset-Backed Securities (cost $324,909,910)			325,285,163
Bank Loans — 2.0%
Advertising — 0.0%
Lamar Media Corp.,
Term B Loan, 1 Month LIBOR + 1.750%
3.813%(c)	03/14/25	73	72,910
Airlines — 0.1%
Allegiant Travel Co.,
Class B Term Loan, 3 Month LIBOR + 4.500%
6.709%(c)	02/05/24^	1,185	1,193,933
Kestrel Bidco, Inc. (Canada),
Term Loan
—%(p)	08/07/26	2,297	2,312,587
			3,506,520
Banks — 0.1%
Goldman Sachs Lending Partners LLC,
Term Loan
—%(p)	08/26/20^	784	782,042
—%(p)	09/17/20^	1,879	1,874,343
			2,656,385
Building Materials — 0.0%
JELD-WEN, Inc.,
Term Loan
—%(p)	12/14/24	443	442,504
Ply Gem Midco, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.789%(c)	04/12/25	550	536,725
Tamko Building Products, Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 3.250%
5.334%(c)	05/29/26	611	610,237
			1,589,466
Commercial Services — 0.1%
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
4.042%(c)	10/04/23	4,000	3,997,144
Cosmetics/Personal Care — 0.1%
Coty, Inc.,
Term B USD Loans, 1 Month LIBOR + 2.250%
4.292%(c)	04/07/25	2,175	2,104,796
Distribution/Wholesale — 0.0%
KAR Auction Services, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%
4.313%(c)	09/21/26	749	752,696
Resideo Funding, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 2.000%
4.110%(c)	10/24/25	245	245,968

A9

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Distribution/Wholesale (cont’d.)
			998,664
Diversified Financial Services — 0.2%
Caliber Home Loans, Inc.,
Term Loan, 1 Month LIBOR + 3.250%
5.350%(c)	04/24/21^	2,216	$ 2,210,913
LSTAR Securities Financing,
Term Loan
—%(p)	05/30/22^	4,101	4,101,309
Roundpoint Mortgage Servicing Corp.,
Closing Date Term Loan, 1 Month LIBOR + 3.375%
5.475%(c)	08/27/20^	2,867	2,870,393
			9,182,615
Electric — 0.0%
AES Corp.,
2018 Other Term Loan, 3 Month LIBOR + 1.750%
3.874%(c)	05/31/22	114	113,637
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
4.375%(c)	12/17/25	388	387,845
Engineering & Construction — 0.0%
Frontdoor, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.563%(c)	08/18/25^	258	259,296
Entertainment — 0.2%
18 Fremont Street Acquisition LLC,
Term Loan, 6 Month LIBOR + 8.000%
10.035%(c)	08/09/25^	1,912	1,912,091
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.000%
5.230%(c)	04/22/26	2,264	2,273,058
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
5.044%(c)	05/29/26	1,198	1,202,789
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
5.604%(c)	07/10/25	911	914,380
			6,302,318
Environmental Control — 0.0%
NRC US Holding Co. LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
7.354%(c)	06/11/24	1,311	1,305,528
Robertshaw US Holding Corp.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%
10.063%(c)	02/28/26^	315	264,600
			1,570,128
Foods — 0.0%
JBS USA LUX SA,
New Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	05/01/26	767	770,501
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Gas — 0.0%
Midcoast Energy LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.500%
7.604%(c)	08/01/25	614	$ 602,291
Healthcare-Services — 0.0%
Acadia Healthcare Co., Inc.,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	02/16/23	1,160	1,160,966
Internet — 0.1%
Uber Technologies, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.554%(c)	07/13/23	2,243	2,222,337
Machinery-Diversified — 0.0%
Altra Industrial Motion Corp.,
Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	10/01/25	652	650,630
Media — 0.1%
Charter Communications Operating LLC,
Term A-2 Loan, 1 Month LIBOR + 1.500%
3.550%(c)	03/31/23	1,282	1,277,328
CSC Holdings LLC,
Term Loan
—%(p)	04/15/27	678	677,987
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
4.540%(c)	09/30/26	1,310	1,314,094
			3,269,409
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Term Loan
—%(p)	07/31/26	180	180,675
Oil & Gas — 0.1%
California Resources Corp.,
Initial Loan, 1 Month LIBOR + 4.750%
6.794%(c)	12/31/22	1,061	950,258
Loan, 1 Month LIBOR + 10.375%
12.419%(c)	12/31/21	820	713,400
Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%
9.044%(c)	08/01/23	176	179,080
RNTR-1, LLC,
Initial Term Loan, 1 Month LIBOR + 2.375%
4.403%(c)	12/20/21^	1,250	1,250,000
			3,092,738
Oil & Gas Services — 0.1%
Bristow Group, Inc.,
Term Loan, 1 Month LIBOR + 7.000%
9.500%(c)	05/10/22^	153	153,946
9.500%(c)	05/10/22^	308	295,882
PHI, Inc.,
Loan, 1 Month LIBOR + 7.000%
9.044%(c)	09/04/24^	889	875,665
Pioneer Energy Services Corp.,
Term Loan, 1 Month LIBOR + 7.750%
9.804%(c)	11/08/22^	1,310	1,268,924

A10

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Oil & Gas Services (cont’d.)
			2,594,417
Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
4.789%(c)	11/27/25	2,815	$ 2,819,435
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	03/01/24	2,851	2,835,598
Grifols Worldwide Operations USA, Inc. (Spain),
Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.197%(c)	01/31/25	2,238	2,248,042
			7,903,075
Pipelines — 0.1%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.750%
6.794%(c)	11/03/25	1,723	1,548,261
PLH Group, Inc.,
Term Loan, 3 Month LIBOR + 6.000%
8.209%(c)	08/07/23^	433	428,694
			1,976,955
Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
3.794%(c)	01/02/26	2,298	2,274,531
MGM Growth Properties Operating, LP,
Term B Loan, 1 Month LIBOR + 2.000%
4.044%(c)	03/21/25	1,953	1,955,279
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.046%(c)	12/20/24	1,095	1,097,606
			5,327,416
Retail — 0.2%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/16/24	3,830	3,838,902
Foundation Building Materials Holding Co. LLC,
Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	08/13/25	660	659,600
Michaels Stores, Inc.,
Term Loan
—%(p)	01/28/23	2,262	2,208,442
			6,706,944
Software — 0.1%
Interface Security Systems LLC,
Initial Term Loan, 1 Month LIBOR + 7.000%
9.044%(c)	08/07/23^	857	839,860
SS&C Technologies, Inc.,
Term B-5 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/16/25	2,238	2,246,556
			3,086,416
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications — 0.1%
Connect Finco SARL,
Term Loan
—%(p)	09/23/26	381	$ 374,650
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.804%(c)	11/27/23	205	205,205
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.554%(c)	01/02/24	232	234,642
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/22/24	4,000	4,005,000
			4,819,497
Transportation — 0.0%
XPO Logistics, Inc.,
Term Loan
—%(p)	02/24/25	291	292,521

Total Bank Loans (cost $77,795,004)			77,398,512
Commercial Mortgage-Backed Securities — 4.6%
245 Park Avenue Trust,
Series 2017-245P, Class E, 144A
3.779%(cc)	06/05/37	863	860,603
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	40,998
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E, 144A, 1 Month LIBOR + 2.119% (Cap N/A, Floor 2.119%)
4.146%(c)	09/15/34	1,020	1,023,174
AOA Mortgage Trust,
Series 2015-1177, Class C, 144A
3.110%(cc)	12/13/29	250	251,595
AREIT Trust,
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.878%(c)	02/14/35	10	9,933
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
3.978%(c)	12/15/36	900	901,117
Series 2017-ATRM, Class E, 144A, 1 Month LIBOR + 3.050% (Cap N/A, Floor 3.050%)
5.078%(c)	12/15/36	163	163,297
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class F, 144A
3.716%(cc)	04/14/33	250	252,376
Series 2016-ISQ, Class E, 144A
3.727%(cc)	08/14/34	1,470	1,433,455
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.428%(c)	11/15/33	350	348,683
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.528%(c)	11/15/32	190	191,724

A11

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.028%(c)	11/15/32	380	$ 383,396
Series 2018-DSNY, Class D, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.728%(c)	09/15/34	480	481,500
Banc of America Commercial Mortgage Trust,
Series 2007-01, Class AMFX
5.482%(cc)	01/15/49	38	38,320
Series 2017-BNK03, Class XB, IO
0.780%(cc)	02/15/50	3,040	130,856
Series 2017-BNK03, Class XD, IO, 144A
1.437%(cc)	02/15/50	1,000	82,048
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR03, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.878%(c)	01/15/33	287	285,726
BANK,
Series 2019-BN19, Class C
4.170%(cc)	08/15/61	300	323,189
Series 2019-BN20, Class XA, IO
0.842%(cc)	09/15/61	1,760	121,675
Series 2019-BN20, Class XB, IO
0.363%(cc)	09/15/61	5,941	197,215
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class C
4.178%	05/15/52	240	258,583
Series 2019-C03, Class D, 144A
3.000%	05/15/52	187	174,979
Series 2019-C03, Class XA, IO
1.508%(cc)	05/15/52	3,144	331,517
Bayview Commercial Asset Trust,
Series 2005-04A, Class A1, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.000%)
2.318%(c)	01/25/36	67	65,033
Series 2005-04A, Class M1, 144A, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.468%(c)	01/25/36	48	46,695
Series 2006-03A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)
2.268%(c)	10/25/36	121	116,252
BBCMS Mortgage Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
2.750%(c)	03/15/37	160	159,602
BBCMS Trust,
Series 2015-SRCH, Class A1, 144A
3.312%	08/10/35	693	721,619
Series 2015-SRCH, Class XA, IO, 144A
1.122%(cc)	08/10/35	4,630	275,949
Bear Stearns Commercial Mortgage Securities I Trust,
Series 2007-T26, Class AM
5.513%(cc)	01/12/45	134	133,229
Benchmark Mortgage Trust,
Series 2019-B09, Class XA, IO
1.215%(cc)	03/15/52	3,645	297,213
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-B10, Class 3CCA, 144A
4.029%(cc)	03/15/62	802	$ 836,255
Series 2019-B13, Class A4
2.952%	08/15/57	289	299,652
Series 2019-B13, Class XA
1.269%(cc)	08/15/57	10,327	890,620
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.278%(c)	07/15/35	1,660	1,659,990
BXP Trust,
Series 2017-CC, Class D, 144A
3.670%(cc)	08/13/37	150	154,366
Series 2017-CC, Class E, 144A
3.670%(cc)	08/13/37	290	291,257
Series 2017-GM, Class D, 144A
3.539%(cc)	06/13/39	600	620,652
Series 2017-GM, Class E, 144A
3.539%(cc)	06/13/39	260	260,115
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT, Class D, 144A
5.671%(cc)	04/10/29	140	143,147
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	825	848,112
Series 2017-CD03, Class A4
3.631%	02/10/50	190	205,854
Series 2017-CD04, Class A4
3.514%(cc)	05/10/50	10	10,768
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.862%(cc)	01/10/48	1,390	135,743
Series 2016-C04, Class XB, IO
0.889%(cc)	05/10/58	1,440	63,903
CFK Trust,
Series 2019-FAX, Class D, 144A
4.637%(cc)	01/15/39	463	507,393
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(cc)	04/10/28	360	361,614
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
2.818%(c)	07/15/32	860	859,999
Series 2017-BIOC, Class D, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.628%(c)	07/15/32	650	650,001
Series 2017-BIOC, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.250%)
4.178%(c)	07/15/32	1,310	1,310,001
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.528%(c)	06/15/34	1,162	1,163,455
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class C, 144A
3.635%(cc)	05/10/35	180	184,366

A12

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-SHP02, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.878%(c)	07/15/27	520	$ 520,639
Series 2016-C01, Class C
5.116%(cc)	05/10/49	320	356,008
Series 2016-GC37, Class C
5.085%(cc)	04/10/49	160	174,450
Series 2016-P03, Class D, 144A
2.804%(cc)	04/15/49	11	9,601
Series 2019-PRM, Class E, 144A
4.888%	05/10/36	759	786,270
Series 2019-SMRT, Class D, 144A
4.903%(cc)	01/10/24	1,460	1,554,104
CLNS Trust,
Series 2017-IKPR, Class E, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
5.550%(c)	06/11/32	328	328,203
Commercial Mortgage Trust,
Series 2005-C06, Class F, 144A
5.906%(cc)	06/10/44	89	90,565
Series 2012-LTRT, Class A2, 144A
3.400%	10/05/30	1,350	1,371,521
Series 2014-CR14, Class A4
4.236%(cc)	02/10/47	180	194,177
Series 2014-CR16, Class A4
4.051%	04/10/47	1,095	1,175,727
Series 2014-CR17, Class A5
3.977%	05/10/47	605	649,588
Series 2014-CR18, Class A4
3.550%	07/15/47	100	104,849
Series 2014-CR19, Class A5
3.796%	08/10/47	320	342,488
Series 2014-CR21, Class C
4.579%(cc)	12/10/47	250	265,758
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	50,000	254,195
Series 2015-CR23, Class A4
3.497%	05/10/48	200	212,430
Series 2015-CR23, Class CMD, 144A
3.807%(cc)	05/10/48	860	861,411
Series 2015-CR23, Class CME, 144A
3.807%(cc)	05/10/48	470	469,899
Series 2015-CR24, Class A5
3.696%	08/10/48	220	236,333
Series 2015-CR25, Class A4
3.759%	08/10/48	540	581,424
Series 2015-CR25, Class XA, IO
1.045%(cc)	08/10/48	695	28,790
Series 2015-LC19, Class A4
3.183%	02/10/48	289	301,969
Series 2015-LC19, Class D, 144A
2.867%	02/10/48	661	631,193
Series 2015-LC21, Class C
4.442%(cc)	07/10/48	1,000	1,058,795
Series 2016-667M, Class D, 144A
3.285%(cc)	10/10/36	170	172,334
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-HCLV, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.428%(c)	09/15/33	3,500	$ 3,492,324
Core Industrial Trust,
Series 2015-CALW, Class A, 144A
3.040%	02/10/34	247	251,899
Series 2015-CALW, Class G, 144A
3.979%(cc)	02/10/34	495	502,758
Series 2015-TEXW, Class A, 144A
3.077%	02/10/34	893	912,990
Series 2015-TEXW, Class D, 144A
3.977%(cc)	02/10/34	320	326,236
Series 2015-TEXW, Class E, 144A
3.977%(cc)	02/10/34	1,300	1,315,923
Series 2015-TEXW, Class F, 144A
3.977%(cc)	02/10/34	1,170	1,175,152
Series 2015-TEXW, Class XA, IO, 144A
0.900%(cc)	02/10/34	3,901	57,871
Series 2015-WEST, Class XA, IO, 144A
1.076%(cc)	02/10/37	2,630	119,249
Credit Suisse Mortgage Trust,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	587	614,835
Series 2017-PFHP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.978%(c)	12/15/30	170	169,788
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	169,908
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class C
5.056%(cc)	11/15/51	200	226,316
Series 2019-C15, Class A4
4.053%	03/15/52	633	710,003
Series 2019-C15, Class C
5.146%(cc)	03/15/52	473	537,100
Series 2019-C15, Class D, 144A
3.000%	03/15/52	65	59,230
Series 2019-C16, Class A3
3.329%	06/15/52	420	447,254
Series 2019-C16, Class C
4.237%(cc)	06/15/52	580	621,055
Series 2019-C16, Class XA, IO
1.733%(cc)	06/15/52	7,995	980,443
Series 2019-C17, Class C
3.934%	09/15/52	674	700,653
Series 2019-C17, Class D, 144A
2.500%	09/15/52	551	470,954
Series 2019-C17, Class XA
1.370%(cc)	09/15/52	7,230	761,059
Series 2019-C17, Class XB
0.560%(cc)	09/15/52	2,850	141,761
DBGS Mortgage Trust,
Series 2019-1735, Class X, IO, 144A
0.431%(cc)	04/10/37	4,470	123,524
DBJPM 16-C1 Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	179,754

A13

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	$ 525,317
Series 2017-BRBK, Class E, 144A
3.648%(cc)	10/10/34	800	806,689
Series 2017-BRBK, Class F, 144A
3.648%(cc)	10/10/34	170	169,106
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2019-RSO07, Class AS, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.525%(c)	04/15/36	610	610,581
Fannie Mae-Aces,
Series 2015-M04, Class X2, IO
0.481%(cc)	07/25/22	9,303	72,720
Series 2015-M15, Class A2
2.923%(cc)	10/25/25	3,675	3,829,609
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	1,605	1,676,271
Series 2016-M04, Class A2
2.576%	03/25/26	2,330	2,385,250
Series 2017-M03, Class A2
2.566%(cc)	12/25/26	1,925	1,962,901
Series 2017-M07, Class A2
2.961%(cc)	02/25/27	1,620	1,700,231
Series 2017-M14, Class A2
2.972%(cc)	11/25/27	4,240	4,442,039
Series 2017-M15, Class A2
3.058%(cc)	09/25/27	755	799,326
Series 2018-M01, Class A2
3.085%(cc)	12/25/27	1,155	1,225,819
Series 2018-M02, Class A2
2.999%(cc)	01/25/28	2,905	3,046,992
Series 2018-M07, Class A2
3.150%(cc)	03/25/28	1,730	1,835,300
Series 2018-M08, Class A2
3.436%(cc)	06/25/28	1,050	1,137,179
Series 2018-M10, Class A2
3.497%(cc)	07/25/28	585	635,951
Series 2018-M12, Class A2
3.776%(cc)	08/25/30	6,735	7,534,640
Series 2018-M13, Class A2
3.820%(cc)	09/25/30	9,440	10,615,027
FHLMC Multifamily Structured Pass-Through Certificates,
Series K028, Class X1, IO
0.401%(cc)	02/25/23	27,035	217,118
Series K031, Class X1, IO
0.334%(cc)	04/25/23	13,888	100,588
Series K033, Class X1, IO
0.415%(cc)	07/25/23	10,268	110,492
Series K034, Class A2
3.531%(cc)	07/25/23	300	316,031
Series K035, Class X1, IO
0.519%(cc)	08/25/23	12,636	167,659
Series K036, Class X1, IO
0.881%(cc)	10/25/23	6,667	177,417
Series K038, Class X1, IO
1.306%(cc)	03/25/24	4,167	179,988
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K040, Class X1, IO
0.861%(cc)	09/25/24	9,993	$ 307,031
Series K046, Class X1, IO
0.492%(cc)	03/25/25	11,711	212,184
Series K052, Class X1, IO
0.797%(cc)	11/25/25	4,452	152,964
Series K053, Class X1, IO
1.026%(cc)	12/25/25	1,956	93,249
Series K054, Class X1, IO
1.313%(cc)	01/25/26	3,334	212,427
Series K055, Class X1, IO
1.499%(cc)	03/25/26	1,487	111,453
Series K057, Class X1, IO
1.325%(cc)	07/25/26	1,945	129,361
Series K058, Class A2
2.653%	08/25/26	575	597,123
Series K058, Class X1, IO
1.056%(cc)	08/25/26	1,911	105,129
Series K059, Class X1, IO
0.435%(cc)	09/25/26	5,710	109,224
Series K060, Class X1, IO
0.197%(cc)	10/25/26	20,685	132,350
Series K061, Class A2
3.347%(cc)	11/25/26	1,895	2,051,833
Series K062, Class A2
3.413%	12/25/26	1,150	1,250,654
Series K063, Class A2
3.430%(cc)	01/25/27	1,230	1,337,966
Series K069, Class A2
3.187%(cc)	09/25/27	240	258,027
Series K071, Class A2
3.286%	11/25/27	325	351,657
Series K072, Class A2
3.444%	12/25/27	2,110	2,308,650
Series K073, Class A2
3.350%	01/25/28	2,080	2,264,102
Series K074, Class A2
3.600%	01/25/28	4,330	4,783,496
Series K081, Class A2
3.900%(cc)	08/25/28	5,395	6,106,726
Series K082, Class A2
3.920%(cc)	09/25/28	1,765	2,003,074
Series K084, Class A2
3.780%(cc)	10/25/28	2,545	2,858,152
Series K152, Class X1, IO
1.102%(cc)	01/25/31	2,973	243,855
Series K725, Class A2
3.002%	01/25/24	1,905	1,976,627
Series K727, Class A2
2.946%	07/25/24	2,760	2,858,075
Series K730, Class A2
3.590%(cc)	01/25/25	190	203,270
Series KW02, Class X1, IO
0.445%(cc)	12/25/26	7,484	113,622
Series KW03, Class X1, IO
0.983%(cc)	06/25/27	1,532	76,767

A14

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust,
Series 2016-K54, Class B, 144A
4.189%(cc)	04/25/48	210	$ 223,543
Series 2017-K64, Class B, 144A
4.117%(cc)	05/25/50	120	129,306
Series 2018-K80, Class B, 144A
4.373%(cc)	08/25/50	1,010	1,099,367
FRESB Mortgage Trust,
Series 2018-SB53, Class A10F
3.660%(cc)	06/25/28	236	254,788
Government National Mortgage Assoc.,
Series 2011-38, Class IO
0.111%(cc)	04/16/53	6,852	130,618
Series 2012-23, Class IO
0.557%(cc)	06/16/53	735	16,961
Series 2013-191, Class IO
0.733%(cc)	11/16/53	600	19,225
Series 2013-30, Class IO
0.795%(cc)	09/16/53	2,048	79,732
Series 2013-63, Class IO
0.794%(cc)	09/16/51	16,546	839,173
Series 2013-78, Class IO
0.758%(cc)	10/16/54	2,162	85,695
Series 2014-40, Class AI
1.000%	02/16/39	494	1,710
Series 2014-52, Class AI
0.825%	08/16/41	1,338	18,534
Series 2015-37, Class IO
0.759%(cc)	10/16/56	393	21,710
Series 2015-97, Class VA
2.250%	12/16/38	195	192,788
Series 2015-146, Class IB
0.843%(cc)	07/16/55	8,279	403,977
Series 2015-146, Class IC
0.843%(cc)	07/16/55	38,024	1,673,376
Series 2015-189, Class IG
0.917%(cc)	01/16/57	24,939	1,509,594
Series 2016-13, Class IO
0.871%(cc)	04/16/57	2,228	135,975
Series 2016-26, Class IO
0.955%(cc)	02/16/58	2,939	202,317
Series 2016-36, Class IO
0.941%(cc)	08/16/57	715	50,548
Series 2016-113, Class IO
1.181%(cc)	02/16/58	1,360	122,242
Series 2016-119, Class IO
1.122%(cc)	04/16/58	137	9,930
Series 2016-125, Class IO
1.038%(cc)	12/16/57	2,090	158,198
Series 2016-128, Class IO
0.952%(cc)	09/16/56	2,250	164,791
Series 2016-158, Class VA
2.000%	03/16/35	87	84,082
Series 2016-162, Class IO
0.995%(cc)	09/16/58	2,630	208,058
Series 2016-175, Class IO
0.920%(cc)	09/16/58	1,893	135,264
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-67, Class IO
1.167%(cc)	07/16/57	523	$ 40,367
Series 2016-87, Class IO
0.998%(cc)	08/16/58	3,438	231,595
Series 2016-96, Class IO, IO
0.976%(cc)	12/16/57	1,914	139,197
Series 2016-97, Class IO
1.039%(cc)	07/16/56	1,626	119,966
GPMT Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.944%(c)	11/21/35	288	288,258
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	541,046
Series 2013-KING, Class D, 144A
3.550%(cc)	12/10/27	820	819,008
Series 2013-KING, Class E, 144A
3.550%(cc)	12/10/27	570	568,931
GS Mortgage Securities Corp. Trust,
Series 2017-500K, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.550%)
3.328%(c)	07/15/32	50	50,016
Series 2017-500K, Class E, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.750%)
3.528%(c)	07/15/32	100	100,125
Series 2017-500K, Class F, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 2.150%)
3.828%(c)	07/15/32	40	40,100
Series 2017-500K, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.850%)
4.528%(c)	07/15/32	20	19,838
Series 2017-GPTX, Class A, 144A
2.856%	05/10/34	390	391,568
Series 2019-BOCA, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.228%(c)	06/15/38	320	320,199
Series 2019-SOHO, Class E, 144A, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.875%)
3.902%(c)	06/15/36	640	638,594
GS Mortgage Securities Trust,
Series 2011-GC05, Class C, 144A
5.556%(cc)	08/10/44	2,025	2,099,571
Series 2015-590M, Class E, 144A
3.932%(cc)	10/10/35	230	231,933
Series 2015-GC32, Class C
4.557%(cc)	07/10/48	210	224,792
Series 2015-GS01, Class A3
3.734%	11/10/48	110	119,064
Series 2017-GS06, Class A3
3.433%	05/10/50	600	641,947
Series 2017-GS07, Class E, 144A
3.000%	08/10/50	40	37,330
GSCG Trust,
Series 2019-600C, Class F, 144A
4.118%(cc)	09/06/34	290	288,727

A15

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
HMH Trust,
Series 2017-NSS, Class A, 144A
3.062%	07/05/31	700	$ 711,059
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A, 144A
2.835%	08/10/38	490	504,344
Series 2019-30HY, Class E, 144A
3.558%(cc)	07/10/39	990	999,036
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	335,818
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A5
3.775%	08/15/47	320	341,758
Series 2015-C33, Class D1, 144A
4.271%(cc)	12/15/48	170	170,453
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class B
4.050%	09/15/50	70	75,701
Series 2017-JP5, Class C
4.049%(cc)	03/15/50	210	219,513
Series 2019-COR05, Class C
3.750%	06/13/52	489	504,867
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class XC, IO, 144A
0.750%(cc)	12/15/49	1,800	83,305
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4FL, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.325%(c)	06/15/45	98	98,472
Series 2015-UES, Class E, 144A
3.742%(cc)	09/05/32	1,040	1,041,089
Series 2019-MFP, Class E, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.160%)
4.128%(c)	07/15/36	390	390,975
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 3.000%)
5.128%(c)	07/15/36	140	140,524
Series 2019-OSB, Class E, 144A
3.909%(cc)	06/05/39	224	232,170
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
3.828%(c)	05/15/36	1,808	1,807,992
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-01A, Class 1A, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
2.395%(c)	03/25/37	263	255,184
LSTAR Commercial Mortgage Trust,
Series 2015-03, Class AS, 144A
3.303%(cc)	04/20/48	380	388,246
Series 2017-05, Class X, IO, 144A
1.263%(cc)	03/10/50	875	36,351
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A5
3.892%	06/15/47	800	854,609
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C19, Class XF, IO, 144A
1.350%(cc)	12/15/47	1,070	$ 55,228
Series 2015-C24, Class A4
3.732%	05/15/48	210	225,801
Series 2015-C26, Class A5
3.531%	10/15/48	264	281,837
Series 2015-C26, Class D, 144A
3.060%	10/15/48	350	332,792
Series 2015-C26, Class XD, IO, 144A
1.491%(cc)	10/15/48	1,180	84,570
Series 2016-C31, Class XA, IO
1.562%(cc)	11/15/49	965	70,924
Morgan Stanley Capital I Trust,
Series 2007-T27, Class AJ
6.144%(cc)	06/11/42	287	305,464
Series 2014-CPT, Class F, 144A
3.560%(cc)	07/13/29	130	130,762
Series 2014-CPT, Class G, 144A
3.560%(cc)	07/13/29	1,100	1,102,487
Series 2015-MS01, Class C
4.165%(cc)	05/15/48	230	239,377
Series 2017-CLS, Class F, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
4.628%(c)	11/15/34	1,155	1,158,610
Series 2017-H01, Class C
4.281%(cc)	06/15/50	120	128,127
Series 2017-H01, Class D, 144A
2.546%	06/15/50	890	809,630
Series 2017-H01, Class XD, IO, 144A
2.358%(cc)	06/15/50	700	99,869
Series 2018-H03, Class A5
4.177%	07/15/51	27	30,513
Series 2018-H04, Class XA, IO
1.035%(cc)	12/15/51	2,376	155,375
Series 2019-H06, Class A4
3.417%	06/15/52	292	313,913
Series 2019-H06, Class XB, IO
0.872%(cc)	06/15/52	3,740	233,526
Series 2019-L02, Class A4
4.071%	03/15/52	252	284,251
Series 2019-L02, Class XA, IO
1.197%(cc)	03/15/52	5,140	419,638
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.145%(c)	06/15/35	121	121,117
Series 2019-10K, Class D, 144A
4.272%(cc)	05/15/39	650	694,608
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, IO, 144A
0.511%(cc)	05/10/39	7,700	215,805
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/13/49	398	400,002
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.218%(cc)	02/10/32	12,180	42,109

A16

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-01MKT, Class XNCP, IO, 144A
—%(p)	02/10/32	2,436	$ 2
PFP Ltd. (Cayman Islands),
Series 2019-05, Class A, 144A, 1 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.998%(c)	04/14/36	251	251,631
Series 2019-05, Class AS, 144A, 1 Month LIBOR + 1.420% (Cap N/A, Floor 1.420%)
3.448%(c)	04/14/36	150	150,186
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2015-04A, Class C, 144A
4.000%	08/24/49	270	279,732
Series 2016-06A, Class C, 144A
4.000%	08/24/40	1,140	1,132,818
UBS Commercial Mortgage Trust,
Series 2018-C14, Class XA, IO
1.181%(cc)	12/15/51	1,155	86,035
Series 2019-C17, Class A4
2.921%	09/15/52	564	580,191
Series 2019-C17, Class XA, IO
1.636%	10/15/52	4,809	555,461
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	3,705	3,808,882
Series 2013-C06, Class A4
3.244%	04/10/46	2,320	2,392,814
US,
Series 2018-USDC, Class E, 144A
4.642%(cc)	05/13/38	190	200,821
Velocity Commercial Capital Loan Trust,
Series 2016-02, Class M1
3.661%(cc)	10/25/46	100	102,127
Series 2016-02, Class M2
4.458%(cc)	10/25/46	100	103,043
Series 2016-02, Class M3
5.498%(cc)	10/25/46	100	105,181
Series 2016-02, Class M4
7.226%(cc)	10/25/46	100	107,550
Series 2017-02, Class M3, 144A
4.240%(cc)	11/25/47	152	154,319
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	76	77,433
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	280	300,667
Series 2015-C31, Class A4
3.695%	11/15/48	110	118,469
Series 2015-NXS01, Class A5
3.148%	05/15/48	64	66,805
Series 2015-NXS01, Class XB, IO
0.489%(cc)	05/15/48	1,040	28,527
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	640	689,854
Series 2015-NXS04, Class A4
3.718%	12/15/48	110	118,597
Series 2015-P02, Class A4
3.809%	12/15/48	360	390,607
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-P02, Class D, 144A
3.241%	12/15/48	306	$ 275,796
Series 2016-NXS05, Class D
5.038%(cc)	01/15/59	580	618,720
Series 2017-C39, Class C
4.118%	09/15/50	120	127,406
Series 2017-C39, Class D, 144A
4.498%(cc)	09/15/50	377	384,714
Series 2017-C41, Class D, 144A
2.600%(cc)	11/15/50	1,966	1,747,031
Series 2017-HSDB, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.886%(c)	12/13/31	287	286,157
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	164,937
Series 2018-BXI, Class E, 144A, 1 Month LIBOR + 2.157% (Cap N/A, Floor 2.157%)
4.184%(c)	12/15/36	148	148,570
Series 2018-C44, Class XA, IO
0.919%(cc)	05/15/51	1,794	93,968
Series 2019-C50, Class XA, IO
1.633%(cc)	05/15/52	3,682	396,906
WFRBS Commercial Mortgage Trust,
Series 2011-C03, Class A3FL, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.975%(c)	03/15/44	7	7,046
Series 2011-C04, Class D, 144A
5.397%(cc)	06/15/44	1,350	1,379,099
Series 2014-C21, Class A5
3.678%	08/15/47	345	366,634

Total Commercial Mortgage-Backed Securities (cost $169,927,592)			179,699,074
Convertible Bonds — 0.1%
Building Materials — 0.0%
Cemex SAB de CV (Mexico),
Sub. Notes
3.720%	03/15/20	95	94,822
Electric — 0.0%
NRG Energy, Inc.,
Gtd. Notes
2.750%	06/01/48	479	538,327
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26	620	370,450
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24	180	121,500
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	85	82,897
			574,847

A17

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
Pipelines — 0.1%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 4.875% or PIK N/A
4.875%	05/28/21	2,562	$ 2,613,351
Telecommunications — 0.0%
Intelsat SA,
Gtd. Notes
4.500%	06/15/25(a)	521	764,936
Transportation — 0.0%
SEACOR Holdings, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/30	820	765,528

Total Convertible Bonds (cost $5,457,342)			5,351,811
Corporate Bonds — 34.8%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.375%	01/15/24	78	80,048
Aerospace & Defense — 0.9%
Airbus SE (France),
Sr. Unsec’d. Notes, 144A
3.950%	04/10/47	675	781,964
Arconic, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/21	50	51,727
6.150%	08/15/20	740	763,650
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	176	176,659
3.850%	12/15/25	1,235	1,298,529
4.750%	10/07/44	58	68,009
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/35	144	149,215
3.650%	03/01/47	170	179,586
3.825%	03/01/59	290	309,157
3.850%	11/01/48	435	473,708
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	3,040	3,325,030
General Dynamics Corp.,
Gtd. Notes
3.750%	05/15/28	551	613,233
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.700%	04/27/20	448	448,897
3.832%	04/27/25	8	8,544
4.400%	06/15/28	1,772	1,990,739
4.854%	04/27/35	25	29,597
5.054%	04/27/45	685	859,470
Sr. Unsec’d. Notes, 144A
3.850%	06/15/23	2,575	2,712,362
3.850%	12/15/26	1,650	1,772,466
4.400%	06/15/28	375	421,291
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25		191	$ 197,743
3.550%	01/15/26		411	440,644
3.600%	03/01/35		2,165	2,340,454
3.800%	03/01/45		317	353,098
4.070%	12/15/42		20	23,083
4.500%	05/15/36		20	24,018
4.700%	05/15/46		30	38,082
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.550%	10/15/22		2	2,027
2.930%	01/15/25		1,650	1,700,891
3.250%	01/15/28		2,133	2,238,578
3.850%	04/15/45		225	248,083
4.030%	10/15/47		484	548,968
Raytheon Co.,
Sr. Unsec’d. Notes
4.200%	12/15/44		357	423,973
7.000%	11/01/28		1,310	1,735,143
7.200%	08/15/27		371	495,220
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22		48	48,720
United Technologies Corp.,
Sr. Unsec’d. Notes
1.150%	05/18/24	EUR	755	856,864
1.950%	11/01/21		2,357	2,355,144
4.125%	11/16/28		2,111	2,388,356
4.150%	05/15/45		30	34,408
4.500%	06/01/42		1,407	1,684,949
5.400%	05/01/35		296	378,230
6.125%	07/15/38		799	1,098,170
				36,088,679
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
1.000%	02/15/23	EUR	280	310,336
4.400%	02/14/26		3,100	3,314,981
4.500%	05/02/43		295	295,900
4.800%	02/14/29		1,087	1,190,731
5.375%	01/31/44		1,442	1,602,973
5.800%	02/14/39		40	46,326
6.200%	02/14/59		78	91,456
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24		8,020	7,950,611
3.215%	09/06/26		360	355,463
3.557%	08/15/27		110	110,801
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		1,900	1,977,936
Gtd. Notes, EMTN
3.125%	03/06/29	EUR	710	869,811

A18

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
JBS Investments II GmbH,
Gtd. Notes, 144A
5.750%	01/15/28		399	$ 415,559
MHP Lux SA (Ukraine),
Gtd. Notes, 144A
6.250%	09/19/29		627	604,779
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.450%	08/01/39	EUR	380	395,332
2.875%	05/01/24		635	651,174
3.875%	08/21/42		26	26,583
4.500%	03/20/42		48	53,286
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		3,185	3,396,962
5.850%	08/15/45		845	935,057
				24,596,057
Airlines — 0.4%
Air Canada 2015-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27		4	4,520
5.000%	06/15/25		238	248,125
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		361	372,814
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24		13	13,708
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24		137	138,854
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29		178	187,185
American Airlines 2015-2 Class BB Pass-Through Trust,
Pass-Through Certificates
4.400%	03/22/25		1,063	1,098,821
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25		657	697,897
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		323	331,159
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30		744	757,277
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27		17	17,621
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30		244	258,859
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29		890	899,879
4.950%	08/15/26		235	248,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	330	$ 339,830
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	292	293,755
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	825	846,013
American Airlines Group, Inc.,
Gtd. Notes, 144A
4.625%	03/01/20	1,006	1,012,288
5.500%	10/01/19	50	50,000
Continental Airlines 2012-1 Class B Pass Through Trust,
Pass-Through Certificates
6.250%	10/11/21	6	5,954
Delta Air Lines 2019-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.204%	10/25/25	795	830,538
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	5,606	5,617,969
3.400%	04/19/21	20	20,279
Gol Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25(a)	348	339,300
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	443	409,138
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	13	13,063
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	85	87,192
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	124	129,186
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	50	51,289
United Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	07/07/27	80	81,473
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	324	327,330
United Airlines 2016-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	04/07/27	44	43,820
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	191	200,429
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	377	392,688

A19

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33		455	$ 455,997
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29		596	598,980
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	12/03/22		24	25,727
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		101	104,933
				17,552,132
Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes, EMTN
0.375%	05/26/22	EUR	880	971,050
Auto Manufacturers — 1.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	09/10/24		690	687,055
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.800%	04/11/26		376	380,822
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21		590	590,456
3.100%	05/04/20		1,685	1,694,740
3.350%	05/04/21		2,130	2,165,089
3.750%	11/05/21		720	740,281
Daimler International Finance BV (Germany),
Gtd. Notes, EMTN
0.250%	08/09/21	EUR	50	54,783
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.425%	06/12/20		390	389,025
2.597%	11/04/19		1,355	1,354,939
2.979%	08/03/22		685	679,365
3.157%	08/04/20		440	441,094
3.200%	01/15/21		430	430,575
3.219%	01/09/22		5,305	5,299,623
3.336%	03/18/21		200	200,934
4.134%	08/04/25		256	253,277
5.584%	03/18/24		255	271,083
5.750%	02/01/21		1,495	1,545,553
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		400	398,061
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,615	3,628,528
5.400%	04/01/48		73	73,124
6.250%	10/02/43		496	543,384
6.600%	04/01/36		465	532,767
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22		272	275,138
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
3.500%	11/07/24		475	$ 480,377
4.000%	01/15/25(a)		1,560	1,601,601
4.000%	10/06/26		192	194,282
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
3.950%	02/01/22		1,651	1,696,631
Sr. Unsec’d. Notes, 144A, MTN
2.550%	04/03/20		4,966	4,965,393
3.000%	10/30/20		5,345	5,370,365
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22		1,140	1,150,152
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.358%	07/02/24		2,255	2,278,471
2.760%	07/02/29		26	26,887
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN
3.050%	01/11/28		615	649,640
Sr. Unsec’d. Notes, MTN
3.650%	01/08/29		254	281,260
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.375%	07/05/22	EUR	600	655,541
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.500%	09/24/21		360	360,892
2.700%	09/26/22		608	610,918
3.200%	09/26/26		1,745	1,758,590
Volkswagen International Finance NV (Germany),
Gtd. Notes
1.875%	03/30/27	EUR	400	460,742
4.125%	11/16/38	EUR	200	284,669
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.000%	02/16/23	EUR	40	44,465
Volvo Treasury AB (Sweden),
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.220%(c)	09/13/21	EUR	200	219,392
				45,719,964
Banks — 9.5%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
2.625%	11/09/22		590	599,997
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes, EMTN
0.875%	07/22/25	EUR	600	662,703
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	20,709
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26		255	254,618

A20

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	3,785	$ 3,930,833
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.706%	06/27/24	1,000	1,010,977
3.306%	06/27/29	1,200	1,239,757
3.848%	04/12/23	400	416,837
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22	380	386,270
4.500%	09/24/24	414	425,385
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A
4.800%	10/18/20	5,777	5,917,554
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24	7,170	7,638,570
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	–(rr)	1,070	1,155,600
Sr. Unsec’d. Notes
2.738%(ff)	01/23/22	180	181,019
3.004%(ff)	12/20/23	2	2,043
3.366%(ff)	01/23/26	175	182,024
3.419%(ff)	12/20/28	6,241	6,518,106
Sr. Unsec’d. Notes, GMTN
2.369%(ff)	07/21/21	2,030	2,033,202
2.625%	04/19/21	6,405	6,462,205
2.816%(ff)	07/21/23	1,415	1,436,504
3.300%	01/11/23	294	303,751
3.500%	04/19/26	210	222,952
3.593%(ff)	07/21/28	104	109,799
Sr. Unsec’d. Notes, MTN
2.328%(ff)	10/01/21	4,359	4,363,885
2.625%	10/19/20	1,401	1,409,891
3.124%(ff)	01/20/23	25	25,499
3.194%(ff)	07/23/30	65	67,036
3.458%(ff)	03/15/25	1,311	1,366,200
3.499%(ff)	05/17/22	1,472	1,501,203
3.559%(ff)	04/23/27	7,940	8,375,108
3.705%(ff)	04/24/28	3,128	3,326,876
3.824%(ff)	01/20/28	3,127	3,356,658
3.875%	08/01/25	47	50,657
3.970%(ff)	03/05/29	1,483	1,606,840
3.974%(ff)	02/07/30	173	189,057
4.000%	04/01/24	4	4,288
4.271%(ff)	07/23/29	229	254,735
Sub. Notes, MTN
4.000%	01/22/25	150	159,275
4.200%	08/26/24	413	442,982
4.250%	10/22/26	557	601,395
4.450%	03/03/26	1,310	1,427,625
Sub. Notes, Series L, MTN
3.950%	04/21/25	572	606,166
4.750%	04/21/45	13	15,648
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.900%	08/27/21		40	$ 39,940
2.500%	06/28/24		228	230,420
2.900%	03/26/22		334	340,417
3.100%	07/13/20		29	29,250
3.300%	02/05/24		63	65,557
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21		2,693	2,739,186
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(ff)	–(rr)		605	608,025
Jr. Sub. Notes, Series F
4.625%(ff)	–(rr)		1,415	1,446,073
Sr. Unsec’d. Notes, MTN
2.800%	05/04/26		52	53,405
2.950%	01/29/23		56	57,510
3.442%(ff)	02/07/28		1,056	1,119,741
3.500%	04/28/23		98	102,663
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
0.125%	02/05/24	EUR	600	656,651
0.750%	06/08/26	EUR	100	112,780
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	06/08/20(a)		10,965	10,975,307
3.200%	08/10/21		1,280	1,291,264
3.932%(ff)	05/07/25		255	263,561
4.950%	01/10/47		416	456,638
5.250%	08/17/45		200	225,528
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,445	1,585,218
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG (Austria),
Sr. Unsec’d. Notes, EMTN
0.375%	09/03/27	EUR	400	422,515
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.875%(ff)	09/13/34		706	701,587
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(ff)	–(rr)		1,235	1,380,112
7.625%(ff)	–(rr)		960	1,011,600
Sr. Unsec’d. Notes, 144A
4.705%(ff)	01/10/25		1,580	1,707,910
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23		1,505	1,553,374
Sr. Unsec’d. Notes, EMTN
1.500%	05/25/28	EUR	2,235	2,704,402
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22		625	634,218
Sr. Unsec’d. Notes, 144A
2.700%	10/01/29		1,778	1,766,138
Capital One NA,
Sr. Unsec’d. Notes
2.150%	09/06/22		3,040	3,037,022

A21

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
China Construction Bank Corp. (China),
Sub. Notes
4.250%(c)	02/27/29		200	$ 209,116
Citibank NA,
Sr. Unsec’d. Notes
3.165%(ff)	02/19/22		360	364,733
3.400%	07/23/21		2,180	2,231,205
3.650%	01/23/24(a)		4,925	5,223,288
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.650%	10/26/20		1,270	1,277,776
2.700%	03/30/21		610	615,723
2.750%	04/25/22		8	8,119
2.900%	12/08/21		21	21,310
3.200%	10/21/26		121	125,082
3.520%(ff)	10/27/28		155	162,098
3.668%(ff)	07/24/28		3,236	3,425,790
3.887%(ff)	01/10/28		2,145	2,297,633
4.044%(ff)	06/01/24		110	116,229
4.650%	07/23/48		29	35,490
8.125%	07/15/39		14	22,953
Sub. Notes
4.050%	07/30/22		8,899	9,319,751
4.400%	06/10/25		781	840,660
4.450%	09/29/27		957	1,044,159
5.500%	09/13/25		186	210,865
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20		3,484	3,485,085
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, GMTN
1.375%	02/03/27	EUR	440	526,554
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	–(rr)		1,700	1,999,625
Sr. Unsec’d. Notes, EMTN
1.250%	04/14/26	EUR	500	586,860
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23		2,300	2,323,212
4.207%(ff)	06/12/24		1,300	1,368,930
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		610	640,663
3.800%	09/15/22		560	582,332
3.800%	06/09/23		350	365,532
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		200	201,607
3.875%	09/12/23		310	321,391
5.000%	01/12/22		1,550	1,629,591
5.375%	01/12/24		1,505	1,653,139
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20		2,030	2,025,845
2.950%	08/20/20		210	209,915
4.250%	02/04/21		340	343,798
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany), (cont’d.)
4.250%	10/14/21		590	$ 599,364
Emirates NBD PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(c)	–(rr)		200	209,300
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.650%	01/25/24		395	416,377
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes, Secured Overnight Financing Rate+ 0.600% (Cap N/A, Floor 0.000%)
2.575%(c)	05/24/21		2,590	2,594,237
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21		1,514	1,515,590
2.550%	10/23/19		2,950	2,950,356
2.750%	09/15/20		637	640,423
3.500%	01/23/25		813	847,517
3.500%	11/16/26		250	259,712
3.691%(ff)	06/05/28		2,881	3,021,922
3.750%	05/22/25		93	98,416
3.750%	02/25/26		299	316,204
3.814%(ff)	04/23/29		314	333,377
3.850%	01/26/27		1,326	1,406,053
4.017%(ff)	10/31/38		715	769,890
4.223%(ff)	05/01/29		436	475,933
5.250%	07/27/21		8	8,431
5.750%	01/24/22		7,115	7,665,639
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
3.328%(c)	05/15/26		650	653,340
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23		22	22,296
Sub. Notes
6.750%	10/01/37		3,040	4,103,648
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	–(rr)		1,175	1,208,511
6.500%(ff)	–(rr)		440	460,218
Sr. Unsec’d. Notes
3.950%(ff)	05/18/24		405	423,853
4.041%(ff)	03/13/28		2,240	2,378,769
4.583%(ff)	06/19/29		205	227,052
5.100%	04/05/21		774	806,905
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.350%	03/05/20		3,690	3,694,917
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.625%	08/06/24		4,335	4,377,037
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
—%(p)	04/08/22	EUR	400	437,336
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24		500	522,349
4.100%	10/02/23		2,627	2,788,568

A22

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands), (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26	540	$ 597,910
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	02/24/21	600	630,226
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	–(rr)	200	201,900
6.500%(ff)	–(rr)	324	333,623
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	–(rr)	1,610	1,646,016
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25	455	453,280
2.550%	03/01/21	1,329	1,336,460
2.700%	05/18/23	1,655	1,682,823
2.739%(ff)	10/15/30	9,285	9,219,781
2.776%(ff)	04/25/23	325	329,144
2.950%	10/01/26	95	97,405
2.972%	01/15/23	1,733	1,764,354
3.125%	01/23/25	245	253,688
3.200%	01/25/23	490	506,042
3.200%	06/15/26	70	72,670
3.207%(ff)	04/01/23	4,230	4,333,076
3.220%(ff)	03/01/25	29	30,025
3.509%(ff)	01/23/29	44	46,510
3.514%(ff)	06/18/22	1,083	1,107,434
3.540%(ff)	05/01/28	4,553	4,800,972
3.559%(ff)	04/23/24	523	545,386
3.702%(ff)	05/06/30	530	567,890
3.782%(ff)	02/01/28	4,587	4,907,543
3.797%(ff)	07/23/24	4,242	4,473,921
3.875%	02/01/24	40	42,619
3.882%(ff)	07/24/38	355	392,223
3.900%	07/15/25	26	28,032
3.960%(ff)	01/29/27	30	32,438
4.023%(ff)	12/05/24	3,496	3,727,670
4.032%(ff)	07/24/48	9	10,175
4.203%(ff)	07/23/29	769	852,281
4.250%	10/15/20	41	41,953
4.350%	08/15/21	3,310	3,443,256
4.500%	01/24/22	3,425	3,613,154
4.625%	05/10/21	2,099	2,181,533
Sub. Notes
3.375%	05/01/23	35	36,198
3.875%	09/10/24	267	284,095
4.125%	12/15/26	38	41,463
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(c)	10/02/31	250	248,154
KeyBank NA,
Sr. Unsec’d. Notes
3.350%	06/15/21	250	255,030
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.150%	10/29/25	381	416,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Kookmin Bank (South Korea),
Jr. Sub. Notes, EMTN
4.350%(c)	–(rr)	300	$ 307,855
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.100%	07/06/21	990	1,003,319
3.750%	01/11/27	826	856,634
4.450%	05/08/25	525	565,012
Sub. Notes
4.344%	01/09/48(a)	6,125	6,275,949
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.665%	07/25/22	44	44,454
2.998%	02/22/22	140	142,490
3.287%	07/25/27	130	135,832
3.407%	03/07/24	865	900,509
3.455%	03/02/23	4,730	4,899,806
3.535%	07/26/21	150	153,376
3.761%	07/26/23	120	126,151
3.850%	03/01/26	226	242,525
4.050%	09/11/28	35	38,744
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.273%	09/13/21	533	532,671
2.555%(ff)	09/13/25	1,300	1,296,431
2.869%(ff)	09/13/30	690	687,108
2.953%	02/28/22	5,095	5,167,941
3.663%	02/28/27	248	265,711
Sr. Unsec’d. Notes, 144A
2.632%	04/12/21	850	853,624
Morgan Stanley,
Sr. Unsec’d. Notes
2.800%	06/16/20	4,170	4,191,066
3.625%	01/20/27	4,719	4,996,683
5.750%	01/25/21	8,145	8,522,725
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	26	26,669
3.700%	10/23/24	3,630	3,843,701
3.750%	02/25/23	2,252	2,354,559
3.772%(ff)	01/24/29	2,349	2,510,559
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	3,125	3,294,296
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20(a)	1,575	1,575,690
Northern Trust Corp.,
Sr. Unsec’d. Notes
3.150%	05/03/29	74	78,303
Sub. Notes
3.375%(ff)	05/08/32	40	41,051
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23	350	354,659
Samba Funding Ltd. (Saudi Arabia),
Gtd. Notes
2.750%	10/02/24	300	298,050

A23

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	08/05/21		1,393	$ 1,397,976
Sub. Notes, 144A
5.625%	09/15/45		1,935	2,228,290
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23		2,910	3,090,013
Shinhan Financial Group Co. Ltd. (South Korea),
Sub. Notes, EMTN
3.340%(ff)	02/05/30		300	304,406
Societe Generale SA (France),
Sr. Unsec’d. Notes, EMTN
0.750%	05/26/23	EUR	800	897,449
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.885%(ff)	03/15/24		574	592,539
4.247%(ff)	01/20/23		2,990	3,091,358
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	–(rr)		550	559,625
Jr. Sub. Notes, Series H
5.625%(ff)	–(rr)		1,790	1,852,167
Sr. Unsec’d. Notes
2.650%	05/19/26		527	540,530
3.300%	12/16/24		19	19,936
3.776%(ff)	12/03/24		130	137,604
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.448%	09/27/24		215	214,761
2.696%	07/16/24		4,000	4,044,628
3.040%	07/16/29		3,715	3,800,001
SunTrust Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22		720	732,531
3.200%	04/01/24		11	11,435
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.450%	03/30/21		285	286,590
3.350%	05/24/21		581	593,178
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, EMTN
0.375%	04/25/24	EUR	740	815,784
Sr. Unsec’d. Notes, GMTN
3.250%	03/11/24		4	4,180
3.500%	07/19/23		427	450,281
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24		5,872	5,982,691
U.S. Bancorp,
Sub. Notes, MTN
2.950%	07/15/22		797	815,510
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.126%(c)	08/13/30		565	568,849
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		2,885	2,916,122
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland), (cont’d.)
2.950%	09/24/20	200	$ 201,725
4.125%	09/24/25	2,185	2,360,603
7.000%(ff)	–(rr)	1,880	1,996,560
United Overseas Bank Ltd. (Singapore),
Jr. Sub. Notes, EMTN
3.875%(c)	–(rr)	200	200,704
US Bancorp,
Sr. Unsec’d. Notes
2.400%	07/30/24	1,194	1,209,353
Sr. Unsec’d. Notes, MTN
3.150%	04/27/27	29	30,736
US Bank NA,
Sr. Unsec’d. Notes
3.104%(ff)	05/21/21	645	648,999
Washington Mutual Bank,
Sr. Unsec’d. Notes
2.608%	05/01/09(d)	770	8,470
2.608%	11/06/09(d)	980	10,780
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21	1,158	1,156,832
2.500%	03/04/21	1,444	1,450,779
3.000%	04/22/26	961	985,368
3.000%	10/23/26	303	311,177
Sr. Unsec’d. Notes, GMTN
2.600%	07/22/20	745	748,517
Sr. Unsec’d. Notes, MTN
2.550%	12/07/20	120	120,644
2.625%	07/22/22	2,991	3,024,208
3.000%	02/19/25	90	92,295
3.196%(c)	06/17/27	196	202,522
3.300%	09/09/24	95	99,173
3.500%	03/08/22	217	223,916
3.550%	09/29/25	190	200,806
3.584%(ff)	05/22/28	3,611	3,825,402
3.750%	01/24/24	3,246	3,434,722
4.150%	01/24/29	374	414,684
4.600%	04/01/21	561	581,449
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.325%(ff)	07/23/21	590	595,205
3.550%	08/14/23	250	262,493
Woori Bank (South Korea),
Sub. Notes, EMTN
5.125%	08/06/28	200	227,047
			372,373,083
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	4,339	5,011,970
4.900%	02/01/46	813	970,094
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	97	112,045

A24

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29		4,145	$ 4,817,573
4.950%	01/15/42		115	135,646
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.150%	05/15/38		1,820	1,997,338
5.300%	05/15/48		3,595	4,118,568
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.200%	05/25/22		51	51,419
2.250%	09/01/26		266	267,407
2.875%	10/27/25		247	258,484
3.200%	11/01/23		2	2,103
Coca-Cola European Partners PLC (United Kingdom),
Gtd. Notes
1.875%	03/18/30	EUR	320	392,466
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.430%	06/15/27		26	26,822
3.551%	05/25/21		444	453,490
4.057%	05/25/23		23	24,324
Molson Coors Brewing Co.,
Gtd. Notes
4.200%	07/15/46		255	257,683
5.000%	05/01/42		20	22,089
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.450%	10/06/46		821	884,800
4.000%	05/02/47(a)		303	354,863
4.450%	04/14/46		138	171,918
				20,331,102
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45		1,307	1,477,020
4.663%	06/15/51		69	80,787
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45		177	228,912
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		1,780	1,792,837
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21		90	90,004
2.750%	02/15/23		1,511	1,537,942
3.250%	02/20/23		1,195	1,237,083
3.550%	08/15/22		700	725,963
3.625%	05/15/24		13	13,728
3.950%	10/15/20		150	152,649
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25		1,334	1,408,403
3.650%	03/01/26		153	163,989
4.500%	02/01/45		42	48,604
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc., (cont’d.)
4.600%	09/01/35		641	$ 759,922
4.750%	03/01/46		47	55,942
4.800%	04/01/44		362	432,938
				10,206,723
Building Materials — 0.1%
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23		725	779,117
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.500%	02/15/47		10	11,024
4.625%	07/02/44		265	288,067
5.125%	09/14/45		19	22,170
Masonite International Corp.,
Gtd. Notes, 144A
5.750%	09/15/26		20	21,100
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		310	315,199
4.200%	12/01/24		1,950	2,052,677
4.300%	07/15/47		40	36,326
Sika Capital BV (Switzerland),
Gtd. Notes
0.875%	04/29/27	EUR	450	511,765
				4,037,445
Chemicals — 1.0%
Air Liquide Finance SA (France),
Gtd. Notes, 144A
2.500%	09/27/26		345	348,362
BASF SE (Germany),
Sr. Unsec’d. Notes
2.000%	12/05/22	EUR	1,150	1,338,215
Braskem America Finance Co. (Brazil),
Gtd. Notes, 144A
7.125%	07/22/41(a)		5,925	7,035,938
CNAC HK Synbridge Co. Ltd. (China),
Sr. Sec’d. Notes
5.000%	05/05/20		700	707,000
Cydsa SAB de CV (Mexico),
Gtd. Notes, 144A
6.250%	10/04/27		376	383,054
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		79	80,490
4.375%	11/15/42		961	997,570
4.625%	10/01/44		72	77,854
9.000%	04/01/21		700	764,152
Sr. Unsec’d. Notes, 144A
3.625%	05/15/26		1,210	1,262,950
4.550%	11/30/25		26	28,560
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		1,747	1,930,633
5.419%	11/15/48		1,050	1,329,340

A25

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	03/01/22	5,180	$ 5,383,151
5.250%	12/15/29	3,775	3,790,250
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24	4,535	4,944,755
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	4,760	5,039,650
SABIC Capital II BV (Saudi Arabia),
Gtd. Notes, 144A
4.000%	10/10/23	334	351,124
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.000%	12/15/42	120	124,246
4.500%	06/01/47	260	291,361
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	4,285	4,299,239
UPL Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	03/08/28	200	207,312
			40,715,206
Coal — 0.0%
Yankuang Group Cayman Ltd. (China),
Gtd. Notes
4.750%	11/30/20	200	200,968
Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29	200	208,741
American University (The),
Unsec’d. Notes
3.672%	04/01/49	1,021	1,125,587
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	20	20,750
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24	205	211,150
Capitol Investment Merger Sub 2 LLC,
Sec’d. Notes, 144A
10.000%	08/01/24	384	398,400
Cielo USA, Inc. (Brazil),
Gtd. Notes, 144A
3.750%	11/16/22	1,847	1,844,491
Conservation Fund (The),
Sr. Unsec’d. Notes
3.474%	12/15/29	381	387,489
Equifax, Inc.,
Sr. Unsec’d. Notes
3.300%	12/15/22	995	1,021,434
7.000%	07/01/37	395	510,008
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
George Washington University (The),
Unsec’d. Notes
4.126%	09/15/48		559	$ 667,181
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/18		910	1,274,898
Unsec’d. Notes, Series B
4.315%	04/01/49		850	1,066,307
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		340	341,574
3.200%	08/15/29		1,355	1,374,093
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21		63	63,834
4.875%	02/15/24		85	93,655
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		20	20,052
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24		230	231,247
2.650%	10/01/26		270	271,860
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
1.300%	05/12/25	EUR	610	704,917
3.500%	03/16/23		1,395	1,445,201
4.000%	03/18/29		1,010	1,102,387
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23		330	343,436
3.800%	04/01/21		320	326,724
4.000%	06/01/23		48	50,386
4.800%	04/01/26		1,635	1,816,564
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/19		1,285	1,410,474
University of Southern California,
Unsec’d. Notes
3.028%	10/01/39		68	70,054
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/16		367	439,691
				18,842,585
Computers — 0.7%
Apple, Inc.,
Sr. Unsec’d. Notes
2.050%	09/11/26(a)		4,015	3,969,071
2.200%	09/11/29		4,010	3,940,028
3.000%	02/09/24		620	646,024
3.250%	02/23/26		107	113,404
3.350%	02/09/27		76	81,253
3.450%	02/09/45		358	379,456
3.850%	05/04/43		3,537	3,965,806
4.650%	02/23/46		20	25,148

A26

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers (cont’d.)
Apple, Inc., (cont’d.)
Sr. Unsec’d. Notes, EMTN
1.000%	11/10/22	EUR	1,060	$ 1,199,107
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		75	76,200
7.125%	06/15/24		64	67,456
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		50	49,961
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20		3,639	3,685,862
4.400%	10/15/22		90	95,336
6.200%	10/15/35		3,740	4,437,222
HP, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/20		11	11,181
IBM Credit LLC,
Sr. Unsec’d. Notes
3.450%	11/30/20		845	859,736
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22		100	102,102
2.900%	11/01/21		340	346,531
3.000%	05/15/24		711	737,169
3.300%	05/15/26		3,214	3,389,231
3.625%	02/12/24		198	209,980
4.700%	02/19/46(a)		201	244,079
Seagate HDD Cayman,
Gtd. Notes
4.250%	03/01/22		117	120,825
				28,752,168
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
0.625%	10/30/24	EUR	820	922,030
Diversified Financial Services — 0.8%
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		3,930	4,082,591
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		3,580	3,741,816
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22		834	842,372
2.500%	07/30/24		3,740	3,768,918
3.000%	02/22/21		19	19,245
3.125%	05/20/26		1,072	1,114,342
3.375%	05/17/21		30	30,600
3.700%	08/03/23		780	821,780
4.200%	11/06/25		1,250	1,373,674
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21		536	537,901
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
American Express Credit Corp., (cont’d.)
2.600%	09/14/20	8	$ 8,041
2.700%	03/03/22	41	41,714
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.000%	09/11/29	300	294,615
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	100	101,811
3.750%	03/09/27	612	642,414
3.800%	01/31/28	154	162,468
3.900%	01/29/24	2,170	2,292,611
4.750%	07/15/21	124	129,469
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27	540	565,132
China Cinda Finance 2017 I Ltd. (China),
Gtd. Notes, EMTN
4.750%	02/21/29	200	223,988
CME Group, Inc.,
Sr. Unsec’d. Notes
3.750%	06/15/28	520	581,077
Credivalores-Crediservicios SAS (Colombia),
Sr. Unsec’d. Notes, 144A
9.750%	07/27/22	370	368,150
Discover Financial Services,
Sr. Unsec’d. Notes
4.100%	02/09/27	241	256,442
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,375	1,438,963
Intercontinental Exchange, Inc.,
Gtd. Notes
2.350%	09/15/22	4	4,028
2.750%	12/01/20	25	25,190
3.100%	09/15/27	175	182,619
3.750%	12/01/25	1,000	1,078,154
4.000%	10/15/23	23	24,554
Sr. Unsec’d. Notes
3.750%	09/21/28	1,039	1,140,579
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	08/15/29	200	200,752
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	335	352,450
2.950%	06/01/29	1,315	1,379,331
3.650%	06/01/49	240	271,856
Mongolian Mortgage Corp. Hfc LLC (Mongolia),
Gtd. Notes
9.750%	01/29/22	200	197,326
Nuveen LLC,
Gtd. Notes, 144A
4.000%	11/01/28	80	89,344
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22	15	15,252

A27

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	$ 311,990
REC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.625%	03/22/28	200	209,374
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	506	506,575
4.250%	08/15/24	90	94,867
4.375%	03/19/24	488	517,830
4.500%	07/23/25	19	20,277
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+ 3.500% (Cap N/A, Floor 15.000%)
51.582%(c)	04/11/22	592	95,678
Unifin Financiera SAB de CV SOFOM ENR (Mexico),
Sub. Notes, 144A
8.875%(ff)	–(rr)	341	302,641
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35	602	725,207
4.300%	12/14/45	370	459,150
			31,645,158
Electric — 2.4%
Acwa Power Management And Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes, 144A
5.950%	12/15/39	6,025	6,534,233
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.000%	08/03/26	200	204,752
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	1,565	1,727,650
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	14	16,110
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.150%	09/15/49	285	280,359
4.250%	09/15/48	347	408,240
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	510	525,987
3.550%	12/01/23	135	142,689
3.750%	03/01/45	730	786,808
4.150%	08/15/44	40	45,378
Sr. Unsec’d. Notes, Series A
4.300%	07/15/48	425	496,844
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	288	301,051
Ameren Illinois Co.,
First Mortgage
3.800%	05/15/28(a)	608	675,813
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.200%	09/15/49	260	$ 257,258
3.500%	08/15/46	535	555,487
3.750%	08/15/47	405	437,175
4.250%	09/15/48	260	303,065
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.250%	04/15/28	147	154,821
Black Hills Corp.,
Sr. Unsec’d. Notes
3.950%	01/15/26	165	174,399
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.550%	08/01/42	350	374,822
General Ref. Mortgage, Series AC
4.250%	02/01/49	30	36,016
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	6,006	6,388,883
Commonwealth Edison Co.,
First Mortgage
2.950%	08/15/27	200	207,113
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	310	312,200
3.375%	08/15/23	11	11,524
3.750%	02/15/50	604	674,094
3.800%	11/15/28	72	80,157
3.950%	07/15/47	120	136,851
4.050%	05/15/48	220	255,105
Dayton Power & Light Co. (The),
First Mortgage, 144A
3.950%	06/15/49	668	733,497
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	950	1,101,605
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	510	534,768
Duke Energy Carolinas LLC,
First Mortgage
2.450%	08/15/29(a)	625	625,466
3.050%	03/15/23	175	181,063
3.200%	08/15/49	165	165,447
3.700%	12/01/47	405	439,675
3.950%	11/15/28	357	398,543
3.950%	03/15/48	42	47,315
4.000%	09/30/42	803	898,528
4.250%	12/15/41	163	187,994
First Ref. Mortgage
2.950%	12/01/26	160	165,771
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	466	481,244
3.800%	07/15/28	850	936,346

A28

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
3.650%	02/01/29		1,620	$ 1,772,462
Duke Energy Progress LLC,
First Mortgage
3.000%	09/15/21		300	305,559
3.250%	08/15/25		655	690,832
3.700%	09/01/28		1,650	1,811,049
4.100%	05/15/42		115	130,947
4.100%	03/15/43		385	434,507
4.150%	12/01/44		265	303,284
4.200%	08/15/45		150	173,781
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.250%	07/18/29		443	465,770
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		835	872,158
Enel Generacion Chile SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24		1,395	1,475,260
Enexis Holding NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.750%	07/02/31	EUR	905	1,022,093
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
—%(p)	03/04/27	EUR	500	538,309
1.375%	06/21/39	EUR	200	237,537
Entergy Arkansas LLC,
First Mortgage
4.200%	04/01/49		26	30,096
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		10	10,155
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48		820	960,656
4.200%	04/01/50		5	5,878
First Mortgage
5.400%	11/01/24		250	289,349
ESB Finance DAC (Ireland),
Gtd. Notes, EMTN
3.494%	01/12/24	EUR	445	558,636
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		330	332,266
7.125%	02/11/25		397	408,534
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		397	407,637
Eversource Energy,
Sr. Unsec’d. Notes, Series L
2.900%	10/01/24		1,286	1,317,567
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		325	367,480
4.950%	06/15/35		162	189,621
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	2,130	$ 2,297,870
4.550%	04/01/49	695	817,547
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	4,575	4,655,193
3.800%	12/15/42	210	232,760
3.950%	03/01/48	798	922,490
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.639%(c)	05/06/22	4,260	4,261,170
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina),
Gtd. Notes, 144A
9.625%	07/27/23	461	244,330
Greenko Investment Co. (India),
Sr. Sec’d. Notes
4.875%	08/16/23	200	197,600
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series L
3.750%	07/01/47	215	233,403
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	400	415,004
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.500%	09/30/49	60	60,292
3.600%	04/01/29	17	18,230
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	766	773,368
LLPL Capital Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.875%	02/04/39	198	229,480
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	623	747,134
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	252	277,810
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	250	254,870
National Rural Utilities Cooperative Finance Corp.,
Sub. Notes
4.750%(ff)	04/30/43	3,730	3,799,266
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	535	517,228
3.400%	08/15/42	45	47,132
3.600%	09/15/47	335	363,645
4.000%	08/15/45	350	399,713
4.200%	09/01/48	360	413,336
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26	255	279,289

A29

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A
3.750%	06/15/24		88	$ 90,553
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.200%	05/15/27		304	319,978
3.250%	05/15/29		130	138,624
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		418	475,364
Sr. Unsec’d. Notes, Series G
6.600%	02/15/33		585	811,134
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
3.300%	03/15/30		1,480	1,540,602
Oncor Electric Delivery Co. LLC,
First Mortgage, 144A
3.100%	09/15/49		310	310,637
Sr. Sec’d. Notes
3.800%	09/30/47		345	381,941
4.100%	11/15/48		27	31,789
4.550%	12/01/41		257	313,552
5.750%	03/15/29		60	75,932
Sr. Sec’d. Notes, 144A
3.700%	11/15/28		830	913,929
3.800%	06/01/49		104	116,599
Orazul Energy Egenor SCA,
Gtd. Notes, 144A
5.625%	04/28/27		318	328,335
PacifiCorp,
First Mortgage
2.950%	06/01/23		10	10,275
4.100%	02/01/42		99	112,724
4.125%	01/15/49		805	933,281
4.150%	02/15/50		225	262,698
5.750%	04/01/37		70	93,907
6.250%	10/15/37		50	70,339
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49		300	325,836
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49		1,265	1,223,959
Public Service Electric & Gas Co.,
First Mortgage, MTN
1.900%	03/15/21		125	124,966
3.000%	05/15/27		105	109,335
3.200%	05/15/29		40	42,521
3.650%	09/01/28		1,010	1,106,400
Sec’d. Notes, MTN
2.375%	05/15/23		90	91,136
RTE Reseau de Transport d’Electricite SADIR (France),
Sr. Unsec’d. Notes, EMTN
—%(p)	09/09/27	EUR	100	107,262
1.125%	09/09/49	EUR	300	320,212
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49		14	$ 15,439
Stoneway Capital Corp. (Argentina),
Sr. Sec’d. Notes
10.000%	03/01/27		341	202,013
Sr. Sec’d. Notes, 144A
10.000%	03/01/27		687	407,173
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		592	449,920
Gtd. Notes, 144A
10.500%	01/15/26		308	265,650
Sr. Sec’d. Notes, 144A
7.250%	05/15/27		622	632,139
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.300%	06/15/48		145	169,586
4.450%	06/15/49		619	747,174
TenneT Holding BV (Netherlands),
Sr. Unsec’d. Notes, EMTN
1.250%	10/24/33	EUR	150	177,581
1.500%	06/03/39	EUR	470	572,618
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		1,980	2,104,716
Transelec SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/25		3,060	3,243,631
4.625%	07/26/23		360	382,504
Union Electric Co.,
First Mortgage
3.500%	03/15/29		595	646,628
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		337	373,641
4.450%	02/15/44		340	399,706
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29		665	681,105
3.500%	03/15/27		890	949,424
Sr. Unsec’d. Notes, Series C
2.750%	03/15/23		940	959,585
4.000%	11/15/46		986	1,101,602
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23		53	54,140
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		405	417,020
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		865	870,741
4.300%	07/15/29		1,318	1,352,278
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
3.000%	07/01/29		140	145,991
				95,077,554

A30

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.2%
Eaton Capital Unlimited Co.,
Sr. Unsec’d. Notes
0.021%	05/14/21	EUR	1,185	$ 1,293,934
0.697%	05/14/25	EUR	490	544,276
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A
2.878%	04/15/20		2,460	2,463,970
3.900%	04/15/25		1,415	1,476,924
Schneider Electric SE (France),
Sr. Unsec’d. Notes, EMTN
0.250%	09/09/24	EUR	2,000	2,210,654
				7,989,758
Electronics — 0.2%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/29		235	232,411
3.050%	09/22/26		1,436	1,466,516
3.875%	07/15/23		129	135,571
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.300%	02/22/23	EUR	3,505	3,996,993
3.812%	11/21/47		290	333,821
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
3.125%	08/15/27		304	312,532
3.450%	08/01/24		175	182,744
				6,660,588
Energy-Alternate Sources — 0.0%
ReNew Power Synthetic (India),
Sr. Sec’d. Notes
6.670%	03/12/24		300	304,051
Rio Energy SA/UGEN SA/UENSA SA (Argentina),
Sr. Sec’d. Notes
6.875%	02/01/25		213	99,047
				403,098
Engineering & Construction — 0.1%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic),
Sr. Sec’d. Notes, 144A
6.750%	03/30/29		200	210,100
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
8.000%	05/15/22		344	366,635
IHS Netherlands Holdco BV (Nigeria),
Gtd. Notes, 144A
7.125%	03/18/25		230	233,784
8.000%	09/18/27(a)		325	331,971
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		2,693	2,671,187
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23		400	398,840
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Zhengzhou Real Estate Group Co. Ltd. (China),
Sr. Unsec’d. Notes
3.950%	10/09/22	200	$ 199,992
			4,412,509
Entertainment — 0.1%
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	56	58,520
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	667	703,864
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	626	651,040
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	10/01/29(a)	439	460,028
			1,873,452
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.900%	07/01/26	506	520,615
3.550%	06/01/22	300	310,818
3.950%	05/15/28(a)	935	1,034,556
4.750%	05/15/23	1,018	1,102,612
Waste Management, Inc.,
Gtd. Notes
3.125%	03/01/25	170	178,281
3.900%	03/01/35	325	358,400
4.000%	07/15/39	915	1,039,277
4.150%	07/15/49	665	774,952
			5,319,511
Foods — 0.1%
BRF GmbH (Brazil),
Gtd. Notes, 144A
4.350%	09/29/26(a)	374	370,264
Campbell Soup Co.,
Sr. Unsec’d. Notes
8.875%	05/01/21	390	426,107
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.000%	09/06/49	369	348,779
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	07/07/27	603	606,775
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
8.000%	06/08/23	326	338,636
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	809	857,233
4.000%	03/01/26	19	20,601
4.550%	06/02/47	204	228,778

A31

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Tyson Foods, Inc., (cont’d.)
5.100%	09/28/48	43	$ 52,241
			3,249,414
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/29	210	218,140
Eldorado Intl. Finance GmbH (Brazil),
Gtd. Notes, 144A
8.625%	06/16/21	356	370,689
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20	585	605,134
Sr. Unsec’d. Notes
7.375%	12/01/25	489	619,640
7.750%	11/15/29	220	314,039
8.875%	05/15/31	65	102,979
Sr. Unsec’d. Notes, 144A
3.600%	03/01/25	155	164,418
3.734%	07/15/23	726	762,578
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	680	829,853
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
4.875%	09/19/27(a)	649	658,092
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29	280	304,360
Gtd. Notes, 144A
7.000%	03/16/47	343	391,020
			5,340,942
Gas — 0.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	350	355,255
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	545	561,355
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	530	626,002
4.800%	11/01/43	178	212,439
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46	1	1,031
			1,756,082
Healthcare-Products — 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26	2,712	2,954,571
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.700%	08/15/21	90	89,266
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		426	$ 426,103
4.685%	12/15/44		140	162,533
DH Europe Finance II Sarl,
Gtd. Notes
0.200%	03/18/26	EUR	460	499,843
0.450%	03/18/28	EUR	320	349,285
1.350%	09/18/39	EUR	100	109,045
Medtronic Global Holdings SCA,
Gtd. Notes
0.375%	03/07/23	EUR	275	303,251
Gtd. Notes, EMTN
—%(p)	12/02/22	EUR	295	322,024
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22		80	82,462
3.500%	03/15/25		189	202,871
4.375%	03/15/35		1,545	1,859,315
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29		1,145	1,140,555
2.950%	09/19/26		2,765	2,848,688
				11,349,812
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		52	52,063
4.500%	05/15/42		871	919,165
4.750%	03/15/44		283	310,137
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29		45	44,528
3.500%	08/15/24		109	114,238
3.650%	12/01/27		53	55,692
4.101%	03/01/28		196	211,692
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		400	471,342
CHRISTUS Health,
Sr. Sec’d. Notes, Series C
4.341%	07/01/28		1,577	1,784,463
Cigna Holding Co.,
Gtd. Notes
3.250%	04/15/25		1,396	1,437,329
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		280	300,123
Sr. Sec’d. Notes
3.347%	10/01/29		606	612,704
4.187%	10/01/49		400	411,717
Dignity Health,
Sec’d. Notes
2.637%	11/01/19		433	433,009
3.812%	11/01/24		320	338,433

A32

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29(a)	1,714	$ 1,797,447
4.500%	02/15/27	155	166,188
4.750%	05/01/23	1,072	1,148,260
5.000%	03/15/24	782	853,904
5.250%	04/15/25(a)	2,273	2,528,112
5.250%	06/15/26	348	387,504
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20	845	845,592
Montefiore Obligated Group,
Unsec’d. Notes, Series 18-C
5.246%	11/01/48	551	645,242
Ochsner Clinic Foundation,
Sec’d. Notes
5.897%	05/15/45	210	290,939
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes
4.787%	11/15/48	82	105,185
SSM Health Care Corp.,
Sr. Unsec’d. Notes
3.688%	06/01/23	593	622,893
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28	525	570,537
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	1,191	1,225,158
4.875%	01/01/26	1,373	1,409,041
Toledo Hospital (The),
Sr. Sec’d. Notes
5.750%	11/15/38	925	1,090,606
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	08/15/29	112	114,310
2.950%	10/15/27	76	78,563
3.100%	03/15/26	326	340,756
3.500%	02/15/24	26	27,381
3.500%	08/15/39	849	883,800
3.700%	12/15/25	705	759,020
3.750%	07/15/25	2,831	3,043,967
3.750%	10/15/47	387	409,469
3.850%	06/15/28	487	533,143
4.250%	06/15/48	30	34,443
4.450%	12/15/48	330	390,241
4.625%	11/15/41	447	528,783
4.750%	07/15/45	150	182,305
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	08/01/22	4,245	4,276,837
			32,786,261
Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (Hong Kong),
Gtd. Notes, 144A
2.750%	10/03/26	2,365	2,365,780
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	176	$ 175,560
9.875%	04/01/27	586	640,205
Beazer Homes USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/29	793	805,886
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20	171	171,051
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22	76	77,186
6.250%	09/15/27	510	512,550
Century Communities, Inc.,
Gtd. Notes, 144A
6.750%	06/01/27	916	983,784
Forestar Group, Inc.,
Gtd. Notes, 144A
8.000%	04/15/24	1,549	1,672,920
KB Home,
Gtd. Notes
7.625%	05/15/23	303	343,148
8.000%	03/15/20	27	27,653
Lennar Corp.,
Gtd. Notes
2.950%	11/29/20	3	3,004
4.500%	11/15/19	196	196,000
4.750%	04/01/21	77	78,636
5.250%	06/01/26	10	10,813
5.875%	11/15/24	692	766,390
8.375%	01/15/21	61	65,346
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26	176	183,040
PulteGroup, Inc.,
Gtd. Notes
4.250%	03/01/21	28	28,560
5.000%	01/15/27	34	36,720
6.000%	02/15/35	9	9,585
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23	10	10,225
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29	1,021	1,005,052
4.375%	04/15/23(a)	843	883,043
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27	392	392,980
William Lyon Homes, Inc.,
Gtd. Notes
6.000%	09/01/23	610	634,400
			9,713,737

A33

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Furnishings — 0.1%
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.750%	02/26/29		2,140	$ 2,385,271
Household Products/Wares — 0.0%
Clorox Co. (The),
Sr. Unsec’d. Notes
3.100%	10/01/27		165	172,105
Insurance — 0.6%
Allianz Finance II BV (Germany),
Gtd. Notes, EMTN
0.250%	06/06/23	EUR	500	552,169
1.375%	04/21/31	EUR	400	489,002
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20		41	60,369
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
7.104%(c)	02/12/23(a)		346	349,338
Aon Corp.,
Gtd. Notes
3.750%	05/02/29		1,151	1,228,004
4.500%	12/15/28		1,670	1,884,858
Aon PLC,
Gtd. Notes
4.750%	05/15/45		284	333,564
Ardonagh Midco 3 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/23(a)		3,465	3,343,725
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23		270	281,809
5.000%	04/20/48		240	258,699
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.200%	08/15/48		115	134,808
4.250%	01/15/49		180	213,099
China Reinsurance Finance Corp. Ltd. (China),
Sr. Unsec’d. Notes
3.375%	03/09/22		200	199,953
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		175	194,284
Heungkuk Life Insurance Co. Ltd. (South Korea),
Sub. Notes
4.475%(c)	–(rr)		200	193,993
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26	EUR	490	566,018
3.500%	06/03/24		1,855	1,956,364
4.050%	10/15/23		425	452,373
4.200%	03/01/48		621	700,148
4.350%	01/30/47		187	215,381
4.375%	03/15/29(a)		817	924,024
4.900%	03/15/49		6	7,516
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		56	$ 62,382
Metropolitan Life Global Funding I,
Sec’d. Notes, EMTN
2.375%	01/11/23	EUR	425	499,420
Sec’d. Notes, MTN
—%(p)	09/23/22	EUR	420	459,020
Mitsui Sumitomo Insurance Co. Ltd. (Japan),
Jr. Sub. Notes
4.950%(c)	–(rr)		300	332,250
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		1,946	1,990,017
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29		415	446,955
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/15/46		85	93,495
4.100%	03/04/49		15	17,528
4.600%	08/01/43		470	577,911
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37		10	14,160
Trinity Acquisition PLC,
Gtd. Notes
4.400%	03/15/26		241	261,351
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24		2,115	2,197,813
3.875%	09/15/49		55	53,791
				21,545,591
Internet — 0.3%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24(a)		875	920,650
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37		1,115	1,282,838
4.250%	08/22/57		5,850	7,272,047
Baidu, Inc. (China),
Sr. Unsec’d. Notes
4.375%	05/14/24		565	602,052
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28		110	115,123
Gtd. Notes, 144A
3.250%	02/15/30		1,220	1,216,521
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.975%	04/11/29		200	214,002
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.625%	05/01/23		1,576	1,602,004
				13,225,237

A34

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies — 0.0%
CCTI 2017 Ltd. (China),
Gtd. Notes
3.625%	08/08/22	300	$ 296,082
Coastal Emerald Ltd. (China),
Gtd. Notes
4.300%(c)	–(rr)	300	299,925
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
4.500%	05/29/29	200	209,647
Rongshi International Finance Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/21/29	300	319,834
			1,125,488
Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	112	113,140
4.550%	03/11/26	383	400,734
Novolipetsk Steel Via Steel Funding DAC (Russia),
Sr. Unsec’d. Notes, 144A
4.700%	05/30/26	343	367,763
Nucor Corp.,
Sr. Unsec’d. Notes
5.200%	08/01/43	210	262,033
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21	625	627,225
5.250%	04/15/23	50	50,875
Usiminas International Sarl (Brazil),
Gtd. Notes, 144A
5.875%	07/18/26	331	334,211
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22(a)	252	260,190
			2,416,171
Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	50	51,375
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25	466	497,688
			549,063
Lodging — 0.0%
Arrow Bidco LLC,
Sr. Sec’d. Notes, 144A
9.500%	03/15/24	370	370,000
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20	25	25,281
Studio City Finance Ltd. (Macau),
Gtd. Notes
7.250%	02/11/24	200	210,500
			605,781
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified — 0.1%
Atlas Copco AB (Sweden),
Sr. Unsec’d. Notes, EMTN
2.500%	02/28/23	EUR	545	$ 648,366
Atlas Copco Finance DAC (Sweden),
Gtd. Notes, EMTN
0.125%	09/03/29	EUR	165	175,854
CNH Industrial Capital LLC,
Gtd. Notes
4.375%	04/05/22		2,195	2,279,332
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27		140	144,272
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24		1,045	1,066,303
				4,314,127
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		50	50,812
5.750%	01/15/24		25	25,562
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		55	56,361
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%
3.903%(c)	02/01/24		33	33,821
Sr. Sec’d. Notes
4.200%	03/15/28		483	507,953
4.500%	02/01/24		884	949,702
4.908%	07/23/25		920	1,009,199
5.050%	03/30/29		153	171,172
5.375%	05/01/47		129	140,554
5.750%	04/01/48		275	313,498
6.384%	10/23/35		1,418	1,716,965
6.484%	10/23/45		2,263	2,753,679
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27		56	58,344
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27		20	19,915
3.000%	02/01/24		95	98,373
3.150%	03/01/26		1,229	1,286,867
3.150%	02/15/28(a)		268	279,327
3.200%	07/15/36		2,970	3,038,539
3.300%	10/01/20		2,590	2,625,263
3.300%	02/01/27		67	70,779
3.400%	07/15/46		933	954,104
3.969%	11/01/47		159	174,616
3.999%	11/01/49		28	31,097
4.200%	08/15/34		246	281,143
4.250%	10/15/30		457	519,834
4.250%	01/15/33		202	232,315
4.600%	10/15/38		130	155,298
4.600%	08/15/45		11	13,189

A35

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp., (cont’d.)
4.650%	07/15/42	57	$ 68,020
4.700%	10/15/48	346	423,657
6.500%	11/15/35	495	693,538
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	2,290	2,345,194
3.350%	09/15/26	148	152,862
Discovery Communications LLC,
Gtd. Notes
4.950%	05/15/42	95	99,800
5.000%	09/20/37	354	380,551
5.200%	09/20/47(a)	436	476,745
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	355	377,461
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27	3,690	4,071,199
6.000%	07/18/20	7,359	7,536,867
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	–(rr)	2,642	2,721,260
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	837	970,353
5.950%	04/01/41	620	853,028
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	279	289,276
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26	194	253,604
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	869	884,650
4.500%	09/15/42	83	81,676
5.000%	02/01/20	610	614,931
5.500%	09/01/41	984	1,059,573
5.875%	11/15/40	415	464,129
6.550%	05/01/37	780	936,398
6.750%	06/15/39	2,020	2,469,317
Viacom, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/43	80	82,509
5.850%	09/01/43	35	42,929
6.875%	04/30/36	459	600,008
Walt Disney Co. (The),
Gtd. Notes, 144A
4.750%	09/15/44	90	116,594
5.400%	10/01/43	95	131,245
6.200%	12/15/34	139	197,738
6.400%	12/15/35	624	898,996
6.650%	11/15/37	260	390,745
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Warner Media LLC,
Gtd. Notes
7.625%	04/15/31		315	$ 427,540
				48,680,674
Metal Fabricate/Hardware — 0.0%
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		27	28,451
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		1,145	1,182,868
4.875%	05/14/25		885	961,184
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		326	395,513
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		57	73,487
BHP Billiton Finance Ltd. (Australia),
Gtd. Notes, EMTN
3.125%	04/29/33	EUR	200	285,231
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.125%	02/24/42		192	221,101
5.000%	09/30/43		163	210,439
Chalco Hong Kong Investment Co. Ltd. (China),
Gtd. Notes
4.875%	09/07/21		200	205,821
Chinalco Capital Holdings Ltd. (China),
Gtd. Notes
4.250%	04/21/22		300	302,893
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		5,565	5,578,913
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
5.710%	11/15/23		300	330,000
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.150%	09/12/29(a)		351	352,316
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		13	13,534
Minera Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	01/26/50		592	582,321
Newmont Goldcorp Corp.,
Gtd. Notes
4.875%	03/15/42		5	5,896
Sr. Unsec’d. Notes
2.800%	10/01/29		490	484,256
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35		63	71,784
6.250%	07/15/41		30	33,343

A36

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Vedanta Resources Finance II PLC (India),
Gtd. Notes
8.000%	04/23/23		200	$ 201,300
				11,492,200
Miscellaneous Manufacturing — 0.2%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29		520	517,224
2.875%	10/15/27		125	129,886
Sr. Unsec’d. Notes, MTN
3.000%	08/07/25		580	608,449
3.375%	03/01/29		260	279,680
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22		50	49,813
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		106	106,066
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39		55	72,762
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		125	150,298
Sub. Notes, MTN
5.300%	02/11/21		625	645,754
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		915	915,576
Pearl Holding III Ltd. (Cayman Islands),
Sr. Sec’d. Notes
9.500%	12/11/22		200	142,100
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes
0.125%	09/05/29	EUR	180	192,517
1.250%	02/28/31	EUR	720	853,941
Gtd. Notes, EMTN
—%(p)	09/05/21	EUR	780	853,946
0.500%	09/05/34	EUR	150	159,893
Textron, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/27		465	485,198
3.900%	09/17/29		895	958,299
				7,121,402
Oil & Gas — 2.3%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21		1,166	1,125,190
BP Capital Markets America, Inc.,
Gtd. Notes
2.750%	05/10/23		760	775,887
3.119%	05/04/26		770	802,803
3.410%	02/11/26		78	82,321
3.588%	04/14/27		146	155,769
3.796%	09/21/25		281	303,154
3.937%	09/21/28		97	107,493
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.315%	02/13/20		2,755	$ 2,757,933
3.279%	09/19/27		320	336,802
Gtd. Notes, EMTN
1.109%	02/16/23	EUR	235	265,819
1.526%	09/26/22	EUR	235	268,318
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23		533	398,418
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)		146	138,335
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26		52	49,400
6.875%	04/01/27		248	247,380
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21		42	41,265
6.625%	08/15/20		100	100,500
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		20	20,272
2.895%	03/03/24		330	342,399
3.191%	06/24/23		20	20,851
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27(a)		594	604,790
4.375%	06/01/24		442	464,439
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24		96	102,000
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.950%	04/19/22		2,445	2,530,746
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		605	628,814
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)		694	707,224
5.000%	09/15/22		736	742,457
CVR Refining LLC/Coffeyville Finance, Inc.,
Gtd. Notes
6.500%	11/01/22		50	50,625
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25(a)		470	558,641
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24		783	801,596
5.375%	05/31/25		1,231	1,284,622
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21		4,320	4,584,514

A37

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/43	318	$ 424,931
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	402	418,080
Energen Corp.,
Sr. Unsec’d. Notes
4.625%	09/01/21	72	74,070
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	50	55,680
4.150%	01/15/26(a)	152	168,106
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.902%	08/16/22	46	46,200
2.222%	03/01/21	2	2,010
2.275%	08/16/26	1,046	1,054,171
2.709%	03/06/25	1,088	1,123,531
2.995%	08/16/39	10	10,002
3.095%	08/16/49	831	834,291
3.567%	03/06/45	40	43,470
Frontera Energy Corp. (Colombia),
Gtd. Notes, 144A
9.700%	06/25/23(a)	252	267,120
Gran Tierra Energy, Inc. (Canada),
Gtd. Notes, 144A
7.750%	05/23/27	275	258,500
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	1,014	882,180
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	236	273,389
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23	440	477,279
4.750%	09/15/44	80	85,977
5.125%	12/15/26	37	41,588
5.850%	12/15/45	225	255,968
Medco Straits Services Pte Ltd. (Indonesia),
Gtd. Notes
8.500%	08/17/22	200	213,799
Nabors Industries, Inc.,
Gtd. Notes
5.100%	09/15/23	5,230	4,068,940
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
8.500%	05/15/23	435	448,365
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21(a)	267	262,829
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21	4,495	4,524,278
2.700%	08/15/22	2,878	2,904,781
2.700%	02/15/23	540	542,865
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp., (cont’d.)
3.200%	08/15/26	330	$ 332,955
3.500%	06/15/25	386	396,851
3.500%	08/15/29	333	337,729
3.840%(s)	10/10/36	3,331	1,645,114
4.200%	03/15/48	90	89,180
4.400%	04/15/46	382	389,088
6.450%	09/15/36	111	137,317
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21	161	159,533
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22	61	59,274
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26	8	1,950
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.125%	02/04/29	200	227,136
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
8.375%	10/01/23	414	347,760
Pan American Energy LLC (Argentina),
Gtd. Notes, 144A
7.875%	05/07/21	1,803	1,794,317
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	79	80,162
6.250%	06/01/24	343	355,005
Petrobras Global Finance BV (Brazil),
Gtd. Notes
7.250%	03/17/44	1,192	1,426,824
8.750%	05/23/26	479	612,761
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	991	947,029
6.375%	02/04/21	866	903,888
6.500%	03/13/27	6,287	6,532,193
Gtd. Notes, 3 Month LIBOR + 3.650%
5.788%(c)	03/11/22(a)	166	171,976
Gtd. Notes, 144A
6.490%	01/23/27	173	180,456
7.690%	01/23/50	1,735	1,808,738
Gtd. Notes, MTN
6.875%	08/04/26	744	799,800
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26	471	443,893
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	155	143,766
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	490	404,250
5.000%	03/15/23(a)	2,145	1,876,875

A38

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sable Permian Resources Land LLC/AEPB Finance Corp.,
Sr. Sec’d. Notes, 144A
13.000%	11/30/20		216	$ 222,480
Santos Finance Ltd. (Australia),
Gtd. Notes, EMTN
5.250%	03/13/29		200	216,227
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49		2,490	2,719,928
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25		475	502,537
3.625%	08/21/42		428	460,674
4.125%	05/11/35		1,170	1,352,126
4.550%	08/12/43		141	173,374
6.375%	12/15/38		258	377,131
Gtd. Notes, EMTN
1.250%	05/12/28	EUR	380	451,733
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)		835	749,413
5.625%	06/01/25(a)		600	514,380
6.125%	11/15/22(a)		1,405	1,346,482
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24		378	398,697
4.000%	11/15/47		133	142,889
6.500%	06/15/38		30	41,311
6.800%	05/15/38		260	364,567
Talos Production LLC/Talos Production Finance, Inc.,
Sec’d. Notes
11.000%	04/03/22		875	892,500
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		6,005	7,242,457
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23		30	30,829
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25		320	323,600
2.750%	06/19/21		50	50,642
2.875%	02/17/22		50	51,127
3.700%	01/15/24		3	3,201
3.750%	04/10/24		10	10,712
Gtd. Notes, EMTN
1.375%	10/04/29	EUR	300	363,482
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		1,786	1,790,696
Transocean, Inc.,
Gtd. Notes, 144A
9.000%	07/15/23(a)		258	265,095
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26		2,156	2,277,297
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Valaris PLC,
Sr. Unsec’d. Notes
5.750%	10/01/44	1,430	$ 607,750
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26	752	769,027
3.650%	03/15/25	269	284,628
4.000%	04/01/29	9	9,572
4.350%	06/01/28	88	95,525
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	163	167,999
			89,039,085
Oil & Gas Services — 0.1%
Bristow Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	03/01/23(d)(v)	1,032	1,011,360
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	29	31,288
7.450%	09/15/39	16	22,789
Hilong Holding Ltd. (China),
Gtd. Notes
8.250%	09/26/22	200	202,000
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
12.689%(s)	–(rr)	37	323
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	1,460	1,525,961
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	144	146,160
			2,939,881
Packaging & Containers — 0.1%
Graphic Packaging International LLC,
Gtd. Notes
4.750%	04/15/21	17	17,553
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
7.000%	04/03/49	2,320	2,470,336
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24	25	25,906
			2,513,795
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	445	462,838
4.500%	05/14/35	2,155	2,309,355
4.700%	05/14/45	14	14,977

A39

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	2,013	$ 2,107,871
4.550%	03/15/35	1,004	1,065,805
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	894	924,172
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.375%	07/15/24	148	151,379
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.375%	10/08/24	688	704,974
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.600%	05/16/22	364	369,024
3.200%	06/15/26	2,939	3,083,349
3.400%	07/26/29	285	304,415
4.125%	06/15/39	10	11,332
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,325	1,447,796
4.800%	08/15/38	11	12,328
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24(a)	822	825,655
2.875%	06/01/26	14	14,032
3.700%	03/09/23	30	31,228
4.100%	03/25/25	1,144	1,222,324
4.300%	03/25/28	4	4,325
4.780%	03/25/38	103	112,804
4.875%	07/20/35	170	189,376
5.050%	03/25/48	4,163	4,724,708
5.125%	07/20/45	2,420	2,742,976
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.150%	03/15/59	607	714,706
Express Scripts Holding Co.,
Gtd. Notes
3.050%	11/30/22	32	32,691
3.900%	02/15/22	545	565,291
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
3.375%	06/01/29	15	16,095
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28	1,459	1,610,141
Johnson & Johnson,
Sr. Unsec’d. Notes
2.450%	03/01/26	212	215,717
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.600%	09/15/42	135	148,775
3.700%	02/10/45	285	321,417
3.900%	03/07/39	20	23,181
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Merck Financial Services GmbH (Germany),
Gtd. Notes, EMTN
0.005%	12/15/23	EUR	1,600	$ 1,747,739
0.875%	07/05/31	EUR	200	224,748
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		281	297,468
5.400%	11/29/43		177	186,216
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.000%	11/20/25		359	377,870
3.100%	05/17/27		437	464,383
3.400%	05/06/24		655	696,145
4.400%	05/06/44		120	148,439
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38		202	230,658
4.125%	12/15/46		2	2,321
4.300%	06/15/43		10	11,719
7.200%	03/15/39		70	109,766
Roche Finance Europe BV (Switzerland),
Gtd. Notes, EMTN
0.500%	02/27/23	EUR	305	340,347
0.875%	02/25/25	EUR	600	687,354
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		580	591,281
3.200%	09/23/26		1,645	1,697,306
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.400%	11/26/23		200	215,394
5.000%	11/26/28		1,685	1,972,452
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20		688	678,540
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		934	1,268,688
6.450%	02/01/24		170	200,374
6.500%	02/01/34		110	153,157
				38,787,422
Pipelines — 2.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47		200	233,068
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
4.250%	12/01/27		10	10,560
5.200%	12/01/47		20	21,600
5.500%	10/15/19		3,080	3,083,241
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29		103	109,389
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25		36	40,055

A40

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Corpus Christi Holdings LLC, (cont’d.)
7.000%	06/30/24	852	$ 979,204
Cheniere Energy Partners LP,
Sr. Sec’d. Notes
5.250%	10/01/25	25	25,938
Enbridge, Inc. (Canada),
Gtd. Notes
3.700%	07/15/27(a)	692	734,308
Sub. Notes
5.500%(ff)	07/15/77	850	855,500
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	83	87,441
4.900%	02/01/24	10	10,770
5.150%	02/01/43	660	686,284
5.150%	03/15/45	33	34,637
5.300%	04/15/47	18	19,362
5.500%	06/01/27	651	736,473
5.800%	06/15/38	10	11,444
5.875%	01/15/24	666	740,365
5.950%	10/01/43	33	37,348
6.050%	06/01/41(a)	5,700	6,516,708
6.125%	12/15/45	346	405,924
6.500%	02/01/42	2,195	2,632,861
7.500%	10/15/20	854	897,465
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22	1,305	1,384,594
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	135	138,240
3.500%	02/01/22	10	10,326
3.750%	02/15/25	110	117,200
4.450%	02/15/43	764	835,298
4.850%	03/15/44	258	296,204
5.100%	02/15/45	567	667,543
Gtd. Notes, Series H
6.650%	10/15/34	355	489,578
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	8,225	8,791,171
5.000%	03/01/43	312	342,371
5.500%	03/01/44	145	167,211
5.800%	03/15/35	220	258,364
6.375%	03/01/41	26	31,872
6.500%	02/01/37	790	981,219
Gtd. Notes, MTN
6.950%	01/15/38	131	171,010
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	1,260	1,260,702
3.150%	01/15/23	2,070	2,118,863
4.300%	03/01/28(a)	1,267	1,374,077
5.050%	02/15/46	869	963,778
Gtd. Notes, 144A
5.625%	11/15/23	335	371,766
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.002%(c)	09/09/21	1,294	$ 1,298,296
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.202%(c)	09/09/22	2,214	2,220,985
Sr. Unsec’d. Notes
4.125%	03/01/27(a)	2,625	2,768,270
4.500%	04/15/38	63	65,304
4.875%	12/01/24	1,880	2,063,733
Sr. Unsec’d. Notes, 144A
4.250%	12/01/27	3,338	3,531,571
5.200%	12/01/47	14	15,266
5.250%	01/15/25	60	63,334
6.375%	05/01/24	33	34,614
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	834	864,529
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,560	1,645,698
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	29	29,745
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	1,842	1,867,327
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23	1,096	1,190,883
5.625%	03/01/25	2,087	2,343,363
5.750%	05/15/24	2,010	2,240,370
5.875%	06/30/26	1,108	1,269,545
6.250%	03/15/22	630	678,805
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	12	12,420
4.500%	03/15/45	550	598,186
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22	172	180,310
5.300%	04/01/44	16	16,902
5.350%	05/15/45	371	398,066
5.400%	10/01/47	227	247,681
6.100%	02/15/42	120	136,992
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25	27	27,765
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	705	733,090
4.150%	01/15/48	355	373,814
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.250%	05/15/28	455	502,977
4.625%	03/01/34	69	78,394
4.875%	01/15/26	1,640	1,840,989
5.850%	03/15/36	231	284,792

A41

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
TransCanada PipeLines Ltd. (Canada), (cont’d.)
6.100%	06/01/40		735	$ 948,636
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28		990	1,058,669
4.450%	08/01/42		300	318,843
7.850%	02/01/26		509	645,615
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28		2,680	3,088,727
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		280	283,383
4.650%	07/01/26		418	413,009
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		106	109,618
3.750%	06/15/27		612	632,127
4.550%	06/24/24		448	482,185
5.400%	03/04/44		135	151,269
5.750%	06/24/44		283	326,582
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		179	235,179
				77,999,190
Real Estate — 0.2%
Alam Synergy Pte Ltd. (Indonesia),
Gtd. Notes
6.625%	04/24/22		200	188,800
Central China Real Estate Ltd. (China),
Sr. Sec’d. Notes
6.500%	03/05/21		200	197,995
6.750%	11/08/21		200	196,234
CFLD Cayman Investment Ltd. (China),
Gtd. Notes
8.600%	04/08/24		200	197,500
Chengdu Xingcheng Investment Group Co. Ltd. (China),
Sr. Unsec’d. Notes
2.500%	03/20/21	EUR	200	214,744
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
7.950%	02/19/23		400	409,421
China SCE Group Holdings Ltd. (China),
Sr. Sec’d. Notes
7.375%	04/09/24		300	285,311
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.500%	01/23/22		400	396,180
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
6.150%	09/17/25		200	204,531
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
8.125%	07/11/24		200	187,972
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24		200	200,032
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
7.950%	07/05/22	200	$ 169,976
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	693	703,395
Franshion Brilliant Ltd. (China),
Gtd. Notes
4.250%	07/23/29	200	198,368
Future Land Development Holdings Ltd. (China),
Sr. Sec’d. Notes
7.500%	01/22/21	200	192,765
Jingrui Holdings Ltd. (China),
Sr. Sec’d. Notes
9.450%	04/23/21	200	184,094
Logan Property Holdings Co. Ltd. (China),
Gtd. Notes
6.500%	07/16/23	200	198,000
New Metro Global Ltd. (China),
Gtd. Notes
6.500%	04/23/21	200	187,262
NWD MTN Ltd. (Hong Kong),
Gtd. Notes
4.125%	07/18/29	200	197,741
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27	68	63,173
Ronshine China Holdings Ltd. (China),
Sr. Sec’d. Notes
8.950%	01/22/23	200	198,905
Scenery Journey Ltd. (China),
Gtd. Notes
11.000%	11/06/20	200	199,746
Sino-Ocean Land Treasure IV Ltd. (China),
Gtd. Notes
4.750%	08/05/29	200	193,156
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.250%	06/14/22	200	194,722
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	04/26/22	200	196,596
Wanda Group Overseas Ltd. (China),
Gtd. Notes
7.500%	07/24/22	200	195,720
Xinyuan Real Estate Co. Ltd. (China),
Sr. Sec’d. Notes
9.875%	03/19/20	200	188,200
Yanlord Land HK Co. Ltd. (Singapore),
Sr. Sec’d. Notes
6.800%	02/27/24	200	205,203
Yuzhou Properties Co. Ltd. (China),
Sr. Sec’d. Notes
8.500%	02/26/24	300	293,966

A42

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Zhenro Properties Group Ltd. (China),
Gtd. Notes
8.700%	08/03/22	200	$ 196,719
			6,836,427
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	90	90,118
2.750%	01/15/27	335	334,457
3.000%	06/15/23	140	143,210
3.125%	01/15/27	132	134,656
3.300%	02/15/21	15	15,214
3.375%	05/15/24	20	20,788
3.375%	10/15/26	326	339,037
3.500%	01/31/23	202	209,277
3.800%	08/15/29	544	580,614
3.950%	03/15/29	261	281,097
4.000%	06/01/25	230	245,831
4.400%	02/15/26	3	3,288
4.700%	03/15/22	2	2,119
5.000%	02/15/24	632	698,290
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	378	396,184
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	30	30,025
3.100%	11/15/29	1,585	1,590,004
3.150%	07/15/23	3	3,074
3.200%	09/01/24	1,425	1,463,744
3.400%	02/15/21	12	12,165
3.650%	09/01/27	107	113,292
3.700%	06/15/26	1,150	1,212,458
3.800%	02/15/28	7	7,445
4.000%	03/01/27	30	32,274
4.300%	02/15/29	45	49,682
4.875%	04/15/22	52	55,279
5.250%	01/15/23	246	267,837
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22	103	105,317
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	50	51,700
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	361	363,058
4.375%	04/15/21	104	106,286
iStar, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/21	3,530	3,590,010
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	178	195,132
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Prologis Euro Finance LLC,
Gtd. Notes
1.500%	09/10/49	EUR	130	$ 135,375
Realty Income Corp.,
Sr. Unsec’d. Notes
3.000%	01/15/27		107	110,252
4.125%	10/15/26		480	528,695
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
4.869%	01/15/30		296	304,140
				13,821,424
Retail — 0.7%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27		1,670	1,736,050
Dollar General Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/27		126	135,045
4.125%	05/01/28		36	39,365
El Puerto de Liverpool SAB de CV (Mexico),
Gtd. Notes, 144A
3.875%	10/06/26		6,525	6,606,628
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.800%	09/14/27		221	231,181
2.950%	06/15/29		386	405,083
3.500%	09/15/56		209	222,356
3.900%	12/06/28		140	157,298
3.900%	06/15/47		37	42,361
4.200%	04/01/43		90	105,733
4.250%	04/01/46		252	301,794
5.875%	12/16/36		639	883,707
5.950%	04/01/41		92	131,705
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	05/03/47		190	202,809
4.375%	09/15/45		795	878,440
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	05/01/43		506	514,658
3.625%	09/01/49		1,658	1,675,917
3.700%	01/30/26		853	915,592
3.700%	02/15/42		287	294,945
4.450%	03/01/47		30	34,447
4.450%	09/01/48		230	265,871
4.875%	12/09/45		100	120,916
6.300%	03/01/38		178	243,293
SACI Falabella (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23		2,270	2,332,321
4.375%	01/27/25		1,225	1,296,885
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26(a)		3,015	3,113,559
4.800%	11/18/44		67	70,757

A43

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Walmart, Inc.,
Sr. Unsec’d. Notes
3.250%	07/08/29	1,134	$ 1,225,043
3.550%	06/26/25	709	765,415
3.700%	06/26/28	175	193,952
3.950%	06/28/38	899	1,053,134
4.000%	04/11/43	391	458,513
			26,654,773
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	2,800	2,854,444
Semiconductors — 0.7%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.500%	12/05/26	265	277,535
3.900%	12/15/25	127	136,580
Applied Materials, Inc.,
Sr. Unsec’d. Notes
3.300%	04/01/27	1,290	1,372,652
4.350%	04/01/47(a)	883	1,077,494
5.100%	10/01/35	565	716,094
5.850%	06/15/41	85	116,010
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	800	797,084
2.375%	01/15/20	1,031	1,030,935
3.875%	01/15/27	2,212	2,221,335
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	1,818	1,835,439
4.250%	04/15/26	1,850	1,910,878
Intel Corp.,
Sr. Unsec’d. Notes
4.800%	10/01/41	470	592,754
KLA Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19	1,455	1,455,499
4.100%	03/15/29	815	899,163
5.000%	03/15/49	435	535,590
Lam Research Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/20	771	772,194
3.750%	03/15/26	895	955,807
4.000%	03/15/29	110	121,535
4.875%	03/15/49	439	536,689
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23	1,690	1,774,798
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	1,950	2,050,187
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.875%	09/01/22	562	579,988
4.125%	06/01/21	1,630	1,672,426
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands), (cont’d.)
4.625%	06/15/22		200	$ 209,336
4.625%	06/01/23		1,115	1,186,875
5.550%	12/01/28		14	16,242
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.875%	06/18/26		182	191,666
4.300%	06/18/29		601	642,047
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47		397	443,793
4.650%	05/20/35		348	409,972
4.800%	05/20/45		33	39,410
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/23		340	343,700
2.250%	09/04/29		1,825	1,796,683
2.900%	11/03/27		10	10,501
3.875%	03/15/39		10	11,544
4.150%	05/15/48		270	330,886
				29,071,321
Software — 0.7%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27		1,815	1,875,248
CDK Global, Inc.,
Sr. Unsec’d. Notes
3.800%	10/15/19		400	400,000
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
1.100%	07/15/24	EUR	1,800	2,044,742
2.950%	05/21/39	EUR	119	159,548
3.000%	08/15/26		2,220	2,285,821
3.625%	10/15/20		74	74,987
3.750%	05/21/29		41	44,476
4.500%	08/15/46		25	28,981
4.750%	05/15/48		740	897,618
5.000%	10/15/25		190	215,907
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.625%	07/01/30	EUR	1,015	1,189,466
3.200%	07/01/26		2,728	2,823,194
3.500%	07/01/29		586	616,541
3.850%	06/01/25		270	288,632
4.200%	10/01/28		1,369	1,514,389
Microsoft Corp.,
Sr. Unsec’d. Notes
3.450%	08/08/36		1,936	2,140,084
3.500%	02/12/35		1,485	1,641,154
3.700%	08/08/46		2,294	2,610,857
4.100%	02/06/37		40	47,439
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		134	135,993
2.650%	07/15/26		1,465	1,495,804
3.400%	07/08/24		215	226,713

A44

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
Oracle Corp., (cont’d.)
3.800%	11/15/37		163	$ 177,460
3.850%	07/15/36		225	247,147
3.900%	05/15/35		654	722,108
4.000%	07/15/46		882	986,186
4.125%	05/15/45		382	432,467
4.300%	07/08/34		25	28,970
5.375%	07/15/40		132	171,657
SAP SE (Germany),
Sr. Unsec’d. Notes
0.750%	12/10/24	EUR	400	453,958
1.625%	03/10/31	EUR	100	123,486
				26,101,033
Telecommunications — 1.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	06/15/22		40	41,232
3.600%	07/15/25		482	507,389
3.800%	02/15/27		185	195,792
4.300%	02/15/30		4,216	4,638,771
4.300%	12/15/42		68	70,960
4.350%	06/15/45		1,748	1,836,896
4.500%	05/15/35		945	1,036,846
4.500%	03/09/48(a)		1,581	1,700,573
4.650%	06/01/44		119	128,245
4.750%	05/15/46		405	449,131
4.800%	06/15/44		572	632,715
4.850%	07/15/45		819	913,527
5.150%	03/15/42		192	220,009
5.150%	11/15/46		343	396,331
5.250%	03/01/37(a)		1,910	2,247,907
5.350%	09/01/40		77	90,220
5.450%	03/01/47(a)		1,938	2,344,481
5.550%	08/15/41		30	35,861
6.000%	08/15/40		1,403	1,749,606
6.375%	03/01/41		25	32,186
Sr. Unsec’d. Notes, 144A
3.343%(s)	11/27/22		3,000	2,776,958
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25		1,935	1,999,156
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		572	592,735
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.950%	02/28/26		210	221,209
Colombia Telecomunicaciones SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.375%	09/27/22		1,434	1,448,340
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		589	600,044
Corning, Inc.,
Sr. Unsec’d. Notes
3.700%	11/15/23		135	141,220
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Corning, Inc., (cont’d.)
4.375%	11/15/57		285	$ 293,475
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22		556	114,001
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		200	95,252
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21(a)		347	244,638
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
4.750%	08/01/26		205	216,021
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		342	319,052
Gtd. Notes, 144A
8.500%	10/15/24		284	286,042
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		25	25,969
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	08/15/22		250	251,406
5.625%	02/01/23		394	398,925
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
6.625%	10/15/26		1,185	1,288,687
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29		1,580	1,721,825
Oi SA (Brazil),
Gtd. Notes, Cash coupon 10.000% or PIK 4.000%
10.000%	07/27/25		648	592,985
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
3.250%	02/21/23		3,775	3,844,630
3.875%	01/31/28(a)		900	965,250
Orange SA (France),
Sr. Unsec’d. Notes, EMTN
1.200%	07/11/34	EUR	300	344,041
1.375%	09/04/49	EUR	100	103,504
Saudi Telecom Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.890%	05/13/29		273	293,065
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		170	172,763
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		25	26,945
7.875%	09/15/23		50	54,923
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		1,245	1,249,669

A45

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Telefonica del Peru SAA (Peru),
Sr. Unsec’d. Notes, 144A
7.375%	04/10/27	PEN	500	$ 157,256
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21		7,554	7,885,497
Telenor ASA (Norway),
Sr. Unsec’d. Notes, EMTN
—%(p)	09/25/23	EUR	470	514,428
1.750%	05/31/34	EUR	735	902,682
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
2.700%(c)	05/22/20		2,015	2,020,424
Sr. Unsec’d. Notes
4.125%	03/16/27		6,828	7,539,303
4.125%	08/15/46		209	232,849
4.272%	01/15/36		3,655	4,109,849
4.400%	11/01/34		441	504,479
4.500%	08/10/33		1,821	2,114,437
4.750%	11/01/41		66	78,277
4.812%	03/15/39		538	644,822
5.250%	03/16/37		341	422,179
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		514	541,222
4.125%	05/30/25		570	615,455
4.375%	05/30/28		92	101,614
4.375%	02/19/43		202	208,675
5.000%	05/30/38		20	22,855
5.125%	06/19/59		12	13,743
5.250%	05/30/48		1,296	1,502,238
6.150%	02/27/37		46	58,012
				70,141,704
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22		200	132,000
Transportation — 0.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.000%	04/01/25		100	104,301
3.550%	02/15/50		4,850	5,137,922
4.050%	06/15/48		70	80,302
4.150%	04/01/45		559	643,126
4.375%	09/01/42		120	139,622
4.400%	03/15/42		16	18,775
4.550%	09/01/44		297	356,560
5.050%	03/01/41		163	203,877
5.150%	09/01/43		170	217,580
5.750%	05/01/40		688	925,601
6.150%	05/01/37		117	164,631
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49		493	481,630
3.800%	11/01/46		30	31,515
3.950%	05/01/50		220	235,099
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
CSX Corp., (cont’d.)
4.250%	03/15/29		320	$ 361,324
4.250%	11/01/66		507	537,788
4.300%	03/01/48(a)		549	618,134
4.750%	11/15/48		270	325,545
6.150%	05/01/37		145	190,670
FedEx Corp.,
Gtd. Notes
0.450%	08/05/25	EUR	240	261,766
1.300%	08/05/31	EUR	190	208,972
3.875%	08/01/42		914	882,763
3.900%	02/01/35		316	323,295
4.100%	04/15/43		20	19,906
GLP China Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
4.974%	02/26/24		200	210,221
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes, 144A
6.748%	06/01/34		316	325,970
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		1,140	1,175,927
3.650%	08/01/25		455	486,320
3.942%	11/01/47		24	26,058
3.950%	10/01/42		74	79,939
4.050%	08/15/52		463	505,942
4.100%	05/15/49		89	99,519
4.450%	06/15/45		206	237,082
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
5.875%	01/18/25		397	418,343
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24		2,375	2,383,552
2.800%	03/01/22		11	11,139
3.400%	03/01/23		440	454,567
3.450%	11/15/21		82	83,934
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	03/01/26		927	941,493
3.150%	03/01/24		275	285,588
3.375%	02/01/35		71	73,302
3.600%	09/15/37		1,431	1,508,424
3.799%	10/01/51		41	43,841
3.875%	02/01/55		741	772,996
3.950%	08/15/59		18	19,098
4.150%	01/15/45		67	74,294
4.500%	09/10/48		76	90,686
4.750%	09/15/41		215	252,223
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39		117	122,494
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.350%	05/16/22		5	5,040
2.500%	04/01/23		67	67,902
2.500%	09/01/29		687	684,370
3.400%	03/15/29		642	686,985

A46

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
United Parcel Service, Inc., (cont’d.)
4.250%	03/15/49		57	$ 65,855
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22		20	20,390
				24,684,198
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20		821	821,774
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	11/15/26		244	249,378
4.200%	04/01/27		676	719,345
				1,790,497
Water — 0.0%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
0.672%	03/30/22	EUR	200	221,554

Total Corporate Bonds (cost $1,316,776,221)				1,368,583,205
Municipal Bonds — 3.2%
Arizona — 0.0%
Arizona Health Facilities Authority,
Revenue Bonds
2.364%(c)	01/01/37		360	352,411
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, Series A
5.000%	12/01/45		890	1,033,548
				1,385,959
California — 0.8%
Bay Area Toll Authority,
Revenue Bonds
2.425%	04/01/26		1,085	1,092,910
Revenue Bonds, BABs
7.043%	04/01/50		2,480	4,165,582
Revenue Bonds, BABs, Series S1
6.918%	04/01/40		820	1,241,210
California Health Facilities Financing Authority,
Revenue Bonds, Series A
5.000%	08/15/33		290	356,981
5.000%	08/15/47		280	328,334
California Pollution Control Financing Authority,
Revenue Bonds
5.000%	11/21/45		260	277,797
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.605%	10/01/40		300	493,971
Contra Costa Community College District,
General Obligation Unlimited, BABs
6.504%	08/01/34		165	225,925
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.600%	08/01/42	1,015	$ 1,627,918
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	225	373,484
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	1,150	1,498,726
Orange County Local Transportation Authority,
Revenue Bonds, BABs, Series A
6.908%	02/15/41	730	1,088,802
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, Series L
5.000%	05/15/47	260	303,742
Revenue Bonds, BABs
6.583%	05/15/49	740	1,114,003
Sacramento County Sanitation Districts Financing Authority,
Var.-Regl., Series B, NATL, 3 Month LIBOR + 0.530%
1.962%(c)	12/01/35	1,380	1,323,931
San Diego Public Facilities Financing Authority,
Revenue Bonds, Series A
5.000%	05/15/39	275	330,710
San Francisco City & County Airport Comm-San Francisco International Airport,
Revenue Bonds, Series B
5.000%	05/01/46	560	648,021
San Jose Redevelopment Agency Successor Agency,
Tax Alloc., Series A
3.176%	08/01/26	320	341,664
Taxable, Refunding, Series A-T
2.958%	08/01/24	695	725,955
State of California,
General Obligation Unlimited
4.600%	04/01/38	2,115	2,356,618
5.000%	10/01/25	610	742,382
General Obligation Unlimited, Series B
2.650%	04/01/26	1,660	1,705,650
General Obligation Unlimited, BABs
7.300%	10/01/39	495	774,754
7.350%	11/01/39	180	282,798
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	1,515	2,334,721
7.550%	04/01/39	305	504,610
University of California,
Revenue Bonds
3.063%	07/01/25	390	409,531
3.349%	07/01/29	995	1,087,306
4.601%	05/15/31	660	775,863
5.000%	05/15/32	310	368,807
Revenue Bonds, BABs
5.770%	05/15/43	635	863,733
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	152	195,902
			29,962,341

A47

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Colorado — 0.0%
City of Aurora Co. Water Revenue,
Revenue Bonds
5.000%	08/01/41	580	$ 694,927
5.000%	08/01/46	670	795,946
Colorado Health Facilities Authority,
Revenue Bonds, Series A
5.250%	02/01/31	190	199,658
			1,690,531
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority,
Revenue Bonds
5.000%	07/01/45	380	431,019
Revenue Bonds, Series L
5.000%	07/01/45	560	635,505
State of Connecticut,
General Obligation Unlimited, Series A
2.990%	01/15/23	585	600,649
3.310%	01/15/26	845	889,827
5.850%	03/15/32	950	1,249,649
General Obligation Unlimited, BABs, Series D
5.090%	10/01/30	1,310	1,545,865
			5,352,514
District of Columbia — 0.0%
Metropolitan Washington Airports Authority,
Revenue Bonds
5.000%	10/01/32	520	621,400
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
Revenue Bonds, BABs
7.462%	10/01/46	285	478,273
			1,099,673
Florida — 0.2%
Canaveral Port Authority,
Revenue Bonds, Series A
5.000%	06/01/45	320	376,582
Revenue Bonds, Series B
5.000%	06/01/48	320	384,557
City of Tampa FL,
Revenue Bonds, Series A
5.000%	11/15/46	2,910	3,418,610
County of Miami-Dade FL Aviation Revenue,
Revenue Bonds
4.062%	10/01/31	280	310,741
5.000%	10/01/40	280	331,173
Revenue Bonds, Series A
5.000%	10/01/38	435	499,741
Revenue Bonds, Series D
3.354%	10/01/29	115	123,073
3.454%	10/01/30	205	220,377
3.504%	10/01/31	195	209,836
Revenue Bonds, Series E
2.529%	10/01/30	875	866,049
Putnam County Development Authority,
Revenue Bonds
5.000%	03/15/42	500	596,480
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida (cont’d.)
Sumter Landing Community Development District,
Revenue Bonds
4.172%	10/01/47	240	$ 279,753
			7,616,972
Georgia — 0.1%
City of Atlanta GA Water & Wastewater Revenue,
Revenue Bonds
5.000%	11/01/40	150	175,024
Metropolitan Atlanta Rapid Transit Authority,
Revenue Bonds, Series A
4.000%	07/01/25	240	275,172
5.000%	07/01/41	430	501,960
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	363	500,984
6.655%	04/01/57	290	413,604
			1,866,744
Idaho — 0.0%
Idaho Health Facilities Authority,
Revenue Bonds
5.000%	12/01/47	200	238,208
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,055	2,225,853
Indiana — 0.1%
Indiana Finance Authority,
Revenue Bonds
5.000%	10/01/45	540	616,885
5.000%	10/01/46	1,605	1,890,353
Indiana Housing & Community Development Authority,
Revenue Bonds, Series A
3.800%	07/01/38	150	162,134
			2,669,372
Louisiana — 0.0%
Louisiana Public Facilities Authority,
Revenue Bonds
5.000%	07/01/48	210	250,662
New Orleans Aviation Board,
Revenue Bonds
5.000%	01/01/40	310	348,611
			599,273
Maryland — 0.0%
State of Maryland,
General Obligation Unlimited, Series A
5.000%	08/01/30	470	617,458
Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation, Series H
2.900%	09/01/49	665	648,042

A48

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Massachusetts (cont’d.)
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/01/47	290	$ 339,625
Revenue Bonds, Series J2
5.000%	07/01/43	380	454,636
5.000%	07/01/48	380	450,365
Massachusetts Educational Financing Authority,
Revenue Bonds, Series A
5.000%	01/01/22	250	268,750
Massachusetts Housing Finance Agency,
Revenue Bonds, Series A
4.500%	12/01/48	185	198,875
Revenue Bonds, Series B
4.500%	12/01/39	155	161,783
4.600%	12/01/44	160	167,485
Massachusetts Port Authority,
Revenue Bonds, Series B
5.000%	07/01/43	260	303,859
Massachusetts Water Resources Authority,
Revenue Bonds
5.000%	08/01/40	150	179,836
			3,173,256
Michigan — 0.1%
Great Lakes Water Authority Water Supply System Revenue,
Revenue Bonds
5.250%	07/01/33	300	365,667
Michigan Finance Authority,
Revenue Bonds
5.000%	11/15/41	190	223,763
Revenue Bonds, Series A1
2.862%(cc)	09/01/49	1,010	1,028,907
Royal Oak Hospital Finance Authority,
Revenue Bonds
5.000%	09/01/39	260	292,386
			1,910,723
Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority,
Revenue Bonds
5.000%	09/01/46	360	405,385
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds
3.086%	09/15/51	770	770,547
3.651%	01/15/46	95	106,179
5.000%	11/15/29	210	251,288
Kansas City Industrial Development Authority,
Revenue Bonds, Series B
5.000%	03/01/49	480	576,187
			1,704,201
Nebraska — 0.0%
Public Power Generation Agency,
Revenue Bonds
5.000%	01/01/35	210	247,539
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds
5.000%	06/15/29	230	$ 271,191
Revenue Bonds, BABs
5.754%	12/15/28	535	624,564
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	530	853,989
			1,749,744
New York — 0.6%
City of New York,
General Obligation Unlimited, Series A
2.850%	08/01/31	845	870,756
2.900%	08/01/32	1,400	1,443,176
General Obligation Unlimited, Series D2
3.760%	12/01/27	440	488,554
General Obligation Unlimited, Taxable, BABs
6.271%	12/01/37	660	945,628
Dutchess County Local Development Corp.,
Revenue Bonds
5.000%	07/01/46	600	697,998
Metropolitan Transportation Authority,
Revenue Bonds, Series B
5.000%	11/15/52	550	663,371
Revenue Bonds, Series C
5.000%	11/15/40	460	570,538
5.000%	11/15/41	280	348,149
5.000%	11/15/42	550	679,294
5.000%	11/15/43	390	483,202
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	305	438,694
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	290	419,488
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
3.600%	02/01/25	1,410	1,505,570
3.650%	11/01/24	645	683,842
3.750%	11/01/25	645	684,139
Revenue Bonds, Series B3
3.900%	08/01/31	830	914,751
Revenue Bonds, Series C3
3.350%	11/01/30	990	1,073,774
Revenue Bonds, Series C4
3.550%	05/01/25	830	893,163
Revenue Bonds, Series F2
3.050%	05/01/27	975	1,028,449
New York City Water & Sewer System,
Revenue Bonds, BABs
5.440%	06/15/43	285	396,891
5.750%	06/15/41	345	492,777
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	220	324,630
New York Convention Center Development Corp.,
Revenue Bonds
5.000%	11/15/40	210	248,214

A49

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Revenue Bonds, Series A
5.000%	11/15/46	540	$ 640,985
New York State Dormitory Authority,
Revenue Bonds, BABs, Series H
5.389%	03/15/40	430	571,788
New York State Urban Development Corp.,
Revenue Bonds
3.320%	03/15/29	750	799,192
Revenue Bonds, Series B
3.120%	03/15/25	390	410,120
New York Transportation Development Corp.,
Revenue Bonds
5.000%	07/01/46	190	210,359
5.250%	01/01/50	1,480	1,651,310
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	775	985,358
4.960%	08/01/46	735	975,213
5.647%	11/01/40	455	626,353
TSASC, Inc., Rev.,
Revenue Bonds, Series A
5.000%	06/01/41	340	379,566
			23,545,292
North Carolina — 0.0%
North Carolina Department of Transportation,
Revenue Bonds
5.000%	06/30/54	500	551,445
North Carolina Turnpike Authority,
Revenue Bonds
5.000%	01/01/35	220	272,943
			824,388
Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds, BABs, Series B
6.449%	02/15/44	205	297,986
Taxable, Revenue Bonds
7.834%	02/15/41	240	390,374
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/47	1,250	1,255,488
JobsOhio Beverage System,
Revenue Bonds
3.985%	01/01/29	780	861,065
State of Ohio,
General Obligation Unlimited, Series A
5.000%	05/01/36	580	679,505
5.000%	05/01/37	440	514,334
			3,998,752
Oregon — 0.1%
Oregon School Boards Association,
General Obligation Ltd.
4.759%	06/30/28	1,125	1,274,873
General Obligation Ltd., Series B
5.550%	06/30/28	1,150	1,377,194
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Oregon (cont’d.)
5.680%	06/30/28	820	$ 987,042
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	1,300	1,581,411
			5,220,520
Pennsylvania — 0.2%
Berks County Industrial Development Authority,
Revenue Bonds
5.000%	11/01/47	290	336,151
Commonwealth Financing Authority,
Revenue Bonds
4.144%	06/01/38	430	496,431
Revenue Bonds, Series A
3.807%	06/01/41	1,785	1,974,192
3.864%	06/01/38	425	472,451
DuBois Hospital Authority,
Revenue Bonds
5.000%	07/15/43	220	258,262
Pennsylvania Economic Development Financing Authority,
Revenue Bonds
5.000%	06/30/23	1,235	1,363,761
5.000%	12/31/38	210	239,948
Pennsylvania Turnpike Commission,
Revenue Bonds
5.000%	12/01/46	200	233,006
5.000%	12/01/48	450	542,272
Revenue Bonds, Series B1
5.250%	06/01/47	380	450,992
			6,367,466
South Carolina — 0.0%
Lexington County Health Services District, Inc.,
Revenue Bonds
5.000%	11/01/41	180	208,325
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	1,391	1,399,151
Spartanburg County School District No 7,
General Obligation Unlimited, Series B
5.000%	03/01/48	100	123,097
			1,730,573
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board,
Revenue Bonds
5.000%	07/01/40	160	187,067
5.000%	07/01/46	400	462,900
Tennessee Housing Development Agency,
Revenue Bonds
3.750%	07/01/38	160	173,077
3.850%	07/01/43	70	74,646
3.950%	01/01/49	60	64,019
			961,709

A50

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.2%
Aldine Independent School District,
General Obligation Unlimited
5.000%	02/15/43	160	$ 193,954
Central Texas Regional Mobility Authority,
Revenue Bonds
5.000%	01/01/46	200	228,162
Revenue Bonds, Series A
5.000%	01/01/45	200	226,482
City of Austin TX Water & Wastewater System Revenue,
Revenue Bonds
5.000%	11/15/43	280	319,746
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	565	806,600
Dallas Area Rapid Transit,
Revenue Bonds, Series A
5.000%	12/01/41	400	471,232
5.000%	12/01/46	540	633,047
Dallas/Fort Worth International Airport,
Revenue Bonds, Series A
3.144%	11/01/45	375	379,894
New Hope Cultural Education Facilities Finance Corp.,
Revenue Bonds
5.000%	08/15/47	240	284,813
San Antonio Water System,
Revenue Bonds, Series B
5.000%	05/15/39	250	290,597
Texas A&M University,
Revenue Bonds
2.836%	05/15/27	470	494,238
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue Bonds
6.250%	12/15/26	160	186,659
Texas Private Activity Bond Surface Transportation Corp.,
Revenue Bonds
5.000%	12/31/55	140	155,677
5.000%	06/30/58	1,130	1,318,642
Texas Water Development Board,
Revenue Bonds, Series A
5.000%	04/15/23	545	614,526
			6,604,269
Utah — 0.0%
Salt Lake City Corp. Airport Revenue,
Revenue Bonds
5.000%	07/01/47	625	733,369
Revenue Bonds, Series B
5.000%	07/01/47	250	298,197
			1,031,566
Virginia — 0.1%
Chesapeake Bay Bridge & Tunnel District,
Revenue Bonds
5.000%	07/01/41	210	249,415
5.000%	07/01/51	175	200,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia (cont’d.)
Tobacco Settlement Financing Corp.,
Revenue Bonds
6.706%	06/01/46	155	$ 149,005
University of Virginia,
Revenue Bonds, Series A, Rfdg.
3.227%	09/01/2119	3,720	3,659,550
Virginia Small Business Financing Authority,
Revenue Bonds
5.000%	12/31/52	400	459,368
			4,718,124
Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, Series S1
5.000%	11/01/50	290	338,717
Grant County Public Utility District No 2,
Revenue Bonds
4.584%	01/01/40	160	197,040
Port of Seattle WA,
Revenue Bonds, Series A
5.000%	05/01/43	150	175,371
State of Washington,
General Obligation Unlimited
5.000%	08/01/40	220	267,920
5.000%	08/01/41	240	291,682
General Obligation Unlimited, Series 1
5.000%	08/01/40	540	631,552
General Obligation Unlimited, Series D
5.000%	02/01/41	360	433,346
			2,335,628
West Virginia — 0.1%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series A
7.467%	06/01/47	695	719,165
West Virginia Hospital Finance Authority,
Revenue Bonds
5.000%	06/01/20	240	245,362
5.000%	06/01/21	240	253,421
5.000%	06/01/22	260	283,033
5.000%	06/01/23	215	240,592
5.000%	06/01/24	230	264,449
			2,006,022
Wisconsin — 0.1%
Public Finance Authority,
Revenue Bonds
5.000%	09/30/49	760	782,891
State of Wisconsin,
General Obligation Unlimited, Series B
5.000%	05/01/36	290	340,593
5.000%	05/01/38	290	342,882

A51

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Wisconsin (cont’d.)
Revenue Bonds
3.154%	05/01/27	405	$ 430,997
			1,897,363

Total Municipal Bonds (cost $118,311,969)			125,757,418
Residential Mortgage-Backed Securities — 7.5%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
4.602%(cc)	09/25/35	943	905,573
Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.500%	05/25/36	361	280,495
Series 2006-17T1, Class A1
6.250%	06/25/36	2,097	1,376,029
Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
2.248%(c)	11/25/36	318	262,625
Series 2007-3T1, Class 1A1
6.000%	04/25/37	80	55,661
Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
2.198%(c)	05/25/47	2,384	2,270,506
American Home Mortgage Assets Trust,
Series 2006-05, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.920% (Cap N/A, Floor 0.920%)
3.366%(c)	11/25/46	147	72,230
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.700% (Cap N/A, Floor 0.700%)
3.146%(c)	02/25/47	203	125,993
APS Resecuritization Trust,
Series 2016-03, Class 3A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.868%(c)	09/27/46	1,489	1,534,767
Series 2016-03, Class 4A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
4.618%(c)	04/27/47	306	309,937
BCAP LLC Trust,
Series 2011-RR05, Class 12A1, 144A
4.882%(cc)	03/26/37	660	666,232
Bear Stearns ARM Trust,
Series 2004-03, Class 1A1
4.317%(cc)	07/25/34	357	349,794
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
4.082%(cc)	01/26/36	1,721	1,527,925
Chase Mortgage Finance Trust,
Series 2007-S06, Class 1A1
6.000%	12/25/37	5,059	3,667,771
Credit Suisse Mortgage Capital Certificates Trust,
Series 2019-RPL04, Class A1, 144A
3.830%	08/26/58	1,000	1,011,340
Credit Suisse Mortgage Trust,
Series 2007-01, Class 5A13
6.000%	02/25/37	2,186	1,926,416
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2014-09R, Class 9A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
2.265%(c)	08/27/36	381	$ 369,897
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350% (Cap 6.250%, Floor 1.350%)
3.368%(c)	11/25/35	260	78,695
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA04, Class A2A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
2.188%(c)	08/25/47	282	198,591
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB03, Class A3
6.510%(cc)	07/25/36	133	124,386
Fannie Mae REMIC Trust,
Series 2003-W01, Class 1A1
5.313%(cc)	12/25/42	251	274,237
Fannie Mae REMICS,
Series 2003-25, Class KP
5.000%	04/25/33	476	525,142
Series 2004-96, Class QD
5.500%	12/25/34	2,000	2,305,291
Series 2005-59, Class DQ, 1 Month LIBOR x (2.500) + 17.000% (Cap 17.000%, Floor 0.000%)
11.954%(c)	05/25/35	422	467,472
Series 2006-118, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.205%(c)	12/25/36	250	248,899
Series 2007-73, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.279%(c)	07/25/37	836	821,252
Series 2008-15, Class AS, 1 Month LIBOR x (5.000) + 33.000% (Cap 33.000%, Floor 0.000%)
22.908%(c)	08/25/36	542	921,634
Series 2010-95, Class FB, 1 Month LIBOR + 0.400% (Cap 7.000%, Floor 0.400%)
2.418%(c)	09/25/40	946	948,643
Series 2011-84, Class PZ
5.250%	09/25/41	3,041	3,586,687
Series 2012-03, Class FP, 1 Month LIBOR + 0.400% (Cap 7.000%, Floor 0.400%)
2.418%(c)	03/25/39	205	205,431
Series 2012-128, Class MP
2.500%	11/25/42	1,715	1,732,606
Series 2012-93, Class PY
2.500%	09/25/42	597	569,893
Series 2013-10, Class BV
3.000%	11/25/31	781	845,903
Series 2015-22, Class DY
3.000%	04/25/45	1,402	1,465,299
Series 2015-66, Class CL
3.500%	07/25/41	944	996,688
Series 2016-26, Class KL, 1 Month LIBOR x (4.500) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	11/25/42	1,739	1,886,860

A52

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2016-32, Class GT, 1 Month LIBOR x (4.500) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	01/25/43	1,599	$ 1,657,666
Series 2017-04, Class FM, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
2.318%(c)	02/25/48	2,277	2,258,529
Series 2017-82, Class FG, 1 Month LIBOR + 0.250% (Cap 6.500%, Floor 0.250%)
2.268%(c)	11/25/32	721	717,510
Series 2019-24, Class BF, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.418%(c)	05/25/49	11,452	11,447,938
Series 2019-31, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.418%(c)	07/25/49	18,876	18,862,659
Federal Agricultural Mortgage Corp.,
Series 2017-01, Class A2, 144A
3.730%(cc)	03/25/47	2,047	2,067,007
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)
3.846%(c)	07/25/44	945	974,600
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)
3.646%(c)	10/25/44	1,464	1,479,730
Freddie Mac REMICS,
Series 3708, Class PL
4.500%	08/15/40	1,454	1,675,431
Series 3785, Class LS, 1 Month LIBOR x (2.000) + 9.900% (Cap 9.900%, Floor 0.000%)
5.845%(c)	01/15/41	1,626	1,921,714
Series 4059, Class DY
3.500%	06/15/42	5,075	5,555,460
Series 4068, Class ME
4.000%	06/15/42	500	575,884
Series 4238, Class FD, 1 Month LIBOR + 0.300% (Cap 7.000%, Floor 0.300%)
2.328%(c)	02/15/42	1,762	1,764,710
Series 4401, Class BL
3.500%	10/15/34	10,000	10,944,045
Series 4480, Class NB
3.500%	06/15/45	1,000	1,113,920
Series 4493, Class SM, 1 Month LIBOR x (1.500) + 6.000% (Cap 6.000%, Floor 0.000%)
2.959%(c)	07/15/45	1,425	1,497,820
Series 4621, Class KB
2.500%	10/15/46	1,441	1,412,322
Series 4818, Class DC
3.500%	06/15/48	10,222	11,006,685
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN01, Class B, 1 Month LIBOR + 11.500% (Cap N/A, Floor 0.000%)
13.518%(c)	01/25/25	237	317,636
Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950% (Cap N/A, Floor 0.000%)
9.968%(c)	05/25/25	242	288,772
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2017-DNA03, Class B1, 1 Month LIBOR + 4.450% (Cap N/A, Floor 0.000%)
6.468%(c)	03/25/30	250	$ 275,869
Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
4.468%(c)	12/25/42	226	228,996
Freddie Mac Structured Pass-Through Certificates,
Series T-75, Class A1, 1 Month LIBOR + 0.040% (Cap N/A, Floor 0.040%)
2.185%(c)	12/25/36	95	95,601
Government National Mortgage Assoc.,
Series 2004-02, Class FH, 1 Month LIBOR + 0.300% (Cap 7.500%, Floor 0.300%)
2.328%(c)	01/16/34	985	985,360
Series 2010-H03, Class FA, 1 Month LIBOR + 0.550% (Cap 10.690%, Floor 0.550%)
2.690%(c)	03/20/60	247	246,916
Series 2012-H08, Class FA, 1 Month LIBOR + 0.600% (Cap 11.000%, Floor 0.600%)
2.829%(c)	01/20/62	7,143	7,162,050
Series 2012-H08, Class FB, 1 Month LIBOR + 0.600% (Cap 11.000%, Floor 0.600%)
2.829%(c)	03/20/62	3,852	3,860,844
Series 2012-H10, Class FA, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
2.779%(c)	12/20/61	836	837,142
Series 2012-H20, Class BA, 1 Month LIBOR + 0.560% (Cap 10.500%, Floor 0.560%)
2.789%(c)	09/20/62	5,171	5,178,773
Series 2012-H26, Class BA, 1 Month LIBOR + 0.350% (Cap 10.500%, Floor 0.350%)
2.579%(c)	10/20/62	241	240,216
Series 2012-H29, Class FA, 1 Month LIBOR + 0.515% (Cap 11.500%, Floor 0.515%)
2.744%(c)	10/20/62	984	984,479
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
2.569%(c)	12/20/62	1,212	1,207,429
Series 2013-H08, Class BF, 1 Month LIBOR + 0.400% (Cap 10.000%, Floor 0.400%)
2.629%(c)	03/20/63	700	697,481
Series 2013-H11, Class JA
3.500%	04/20/63	2,253	2,268,526
Series 2013-H12, Class A
3.500%	01/20/63	3,841	3,862,033
Series 2013-H14, Class FD, 1 Month LIBOR + 0.470% (Cap 11.000%, Floor 0.470%)
2.699%(c)	06/20/63	1,860	1,859,438
Series 2013-H18, Class EA, 1 Month LIBOR + 0.500% (Cap 10.190%, Floor 0.500%)
2.729%(c)	07/20/63	2,161	2,161,559
Series 2013-H18, Class FA, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.729%(c)	06/20/63	3,325	3,326,034
Series 2014-H05, Class FB, 1 Month LIBOR + 0.600% (Cap 11.000%, Floor 0.600%)
2.829%(c)	12/20/63	3,407	3,416,318

A53

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2014-H11, Class VA, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.729%(c)	06/20/64	2,566	$ 2,567,296
Series 2014-H17, Class FC, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.729%(c)	07/20/64	866	866,664
Series 2014-H20, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.400% (Cap 15.000%, Floor 0.500%)
2.340%(c)	04/20/58	2,585	2,580,074
Series 2015-H05, Class FA, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
2.529%(c)	04/20/61	67	67,100
Series 2015-H10, Class JA
2.250%	04/20/65	3,258	3,216,499
Series 2015-H11, Class FA, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
2.479%(c)	04/20/65	54	54,296
Series 2016-H01, Class AI
1.891%(cc)	01/20/66	7,508	629,894
Series 2016-H01, Class HZ
4.520%(cc)	10/20/65	1,180	1,311,335
Series 2016-H19, Class FC, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.629%(c)	08/20/66	617	617,212
Series 2016-H19, Class FE, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
2.599%(c)	06/20/61	31	30,919
Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.629%(c)	09/20/63	627	626,759
Series 2017-H14, Class FK, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.200% (Cap 15.000%, Floor 0.200%)
2.140%(c)	05/20/67	1,429	1,421,270
Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.429%(c)	10/20/64	217	216,293
Series 2018-H14, Class FG, 1 Month LIBOR + 0.350% (Cap 11.000%, Floor 0.350%)
2.579%(c)	09/20/68	923	922,025
Series 2019-100, Class FD, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
2.444%(c)	08/20/49	21,605	21,578,233
Series 2019-44, Class CI
5.000%	04/20/49	14,658	1,470,332
Series 2019-H01, Class FL, 1 Month LIBOR + 0.450% (Cap 11.000%, Floor 0.450%)
2.679%(c)	12/20/68	560	559,179
Series 2019-H01, Class FT, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.629%(c)	10/20/68	17,769	17,744,575
Series 2019-H04, Class DZ
4.336%(cc)	03/20/69	8,706	10,746,979
Series 2019-H05, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.430% (Cap 12.000%, Floor 0.430%)
2.830%(c)	04/20/69	34,028	33,979,002
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-H10, Class FM, 1 Month LIBOR + 0.400% (Cap 11.000%, Floor 0.400%)
2.629%(c)	05/20/69	2,261	$ 2,259,973
Series 2019-H13, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.450% (Cap 12.000%, Floor 0.450%)
2.390%(c)	08/20/69	8,683	8,688,147
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
4.775%(cc)	10/25/33	379	384,517
GSR Mortgage Loan Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
2.238%(c)	08/25/46	2,965	1,169,856
IndyMac INDX Mortgage Loan Trust,
Series 2007-AR19, Class 3A1
3.721%(cc)	09/25/37	505	362,334
JPMorgan Alternative Loan Trust,
Series 2008-R04, Class 1A1, 144A
6.000%	12/27/36	2,094	1,697,333
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
2.902%(c)	12/22/69	2,114	2,119,338
LSTAR Securities Investment Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.789%(c)	03/01/24	603	604,903
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.589%(c)	04/01/24	765	766,150
MCM Trust,
Series 2018-NPL02, 144A
4.000%	10/25/28	1,891	1,898,576
Merrill Lynch Mortgage Investors Trust,
Series 2003-A03, Class 1A
4.245%(cc)	05/25/33	860	876,273
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 144A, 1 Month LIBOR + 0.340% (Cap 9.000%, Floor 0.340%)
2.440%(c)	04/16/36	2,114	1,832,922
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	386	402,593
Series 2019-RPL01, Class A1, 144A
4.335%	02/26/24	1,186	1,194,268
OBX Trust,
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	1,764	1,792,207
Reperforming Loan REMIC Trust,
Series 2005-R03, Class AF, 144A, 1 Month LIBOR + 0.400% (Cap 9.500%, Floor 0.400%)
2.418%(c)	09/25/35	42	38,766
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 3A1
6.500%	07/25/36	8,760	5,068,814

A54

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class B, 144A
—%(p)	07/25/56		324	$ 27,079
Series 2017-03, Class BIO, 144A
1.219%(cc)	07/25/56		990	113,127
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56		220	221,503
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47		657	673,621
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47		618	624,778
Series 2018-CH01, Class A1, 144A
4.000%(cc)	02/25/48		1,362	1,394,061
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48		2,798	2,844,347
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 3A1
4.039%(cc)	01/25/35		1,011	1,020,781
Series 2006-03, Class 4A
4.032%(cc)	04/25/36		195	162,855
Thornburg Mortgage Securities Trust,
Series 2006-05, Class A1
4.287%(cc)	10/25/46		2,103	2,134,954
Voyager OPTONE Delaware Trust,
Series 2009-01, Class SAA7, 144A
2.360%(cc)	02/25/38		2,343	857,010
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)
3.646%(c)	11/25/42		107	105,753
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-04, Class 3A1
6.500%(cc)	05/25/36		408	369,495
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.977%(cc)	12/25/34		341	351,348

Total Residential Mortgage-Backed Securities (cost $291,962,071)				294,615,520
Sovereign Bonds — 3.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49		325	314,844
Sr. Unsec’d. Notes, 144A
2.125%	09/30/24		760	755,440
2.500%	09/30/29		860	853,963
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	10/12/20	CHF	60	29,457
5.875%	01/11/28		1,366	553,244
6.875%	01/11/48		866	363,729
7.125%	07/06/36		536	227,805
7.500%	04/22/26		5,133	2,232,906
7.625%	04/22/46		4,595	1,991,978
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		1,396	$ 1,452,538
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		5,143	5,454,203
Colombian TES (Colombia),
Bonds
10.000%	07/24/24	COP	5,100,000	1,766,455
Bonds, Series B
6.250%	11/26/25	COP	10,455,800	3,136,260
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
9.500%	03/27/30		867	876,970
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.875%	04/30/40		545	530,238
8.700%	03/01/49		200	215,000
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/11/31	EUR	407	460,748
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	459	500,087
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		355	381,052
8.500%	01/31/47		349	369,139
French Republic Government Bond OAT (France),
Bonds, 144A
1.750%	05/25/66	EUR	4,400	6,705,434
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		1,228	1,386,363
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.100%	04/24/28(v)		870	939,672
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		1,970	2,023,527
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes, Series 065
6.625%	05/15/33	IDR	4,101,000	262,808
Sr. Unsec’d. Notes, Series 068
8.375%	03/15/34	IDR	18,238,000	1,358,567
Sr. Unsec’d. Notes, Series 078
8.250%	05/15/29	IDR	35,220,000	2,648,212
Sr. Unsec’d. Notes, Series 079
8.375%	04/15/39	IDR	31,026,000	2,301,104
Sr. Unsec’d. Notes, Series 080
7.500%	06/15/35	IDR	5,239,000	362,641
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	204,300	9,798,511
6.500%	06/10/21	MXN	244,800	12,362,189
8.000%	09/05/24	MXN	23,923	1,278,344
Bonds, Series M
6.500%	06/09/22	MXN	97,474	4,913,265
Bonds, Series M 20
10.000%	12/05/24	MXN	71,770	4,158,907
Sr. Unsec’d. Notes
8.000%	12/07/23	MXN	30,482	1,617,170

A55

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.150%	03/28/27		8,333	$ 8,828,897
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.143%	02/23/30		319	326,178
9.248%	01/21/49		241	269,096
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
3.875%	03/08/22		2,585	2,573,455
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		2,397	2,600,769
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27		2,132	2,382,531
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28		3,320	3,477,155
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,945	3,114,337
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		370	368,575
5.750%	09/30/49		855	850,651
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31	RUB	328,394	5,662,018
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/26/26		7,675	7,924,008
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.625%	04/26/29		783	832,013
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
9.750%	11/01/28		752	861,070
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		2,280	2,502,323
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	128,765	3,004,865
9.875%	06/20/22	UYU	46,830	1,251,207

Total Sovereign Bonds (cost $130,415,509)				121,411,918
U.S. Government Agency Obligations — 30.6%
Federal Home Loan Mortgage Corp.
2.500%	02/01/30		240	243,596
2.500%	04/01/30		247	251,002
2.500%	05/01/30		469	475,072
2.500%	07/01/30		29	29,316
2.500%	07/01/30		36	36,502
2.500%	07/01/30		110	111,347
2.500%	07/01/30		119	120,541
2.500%	08/01/30		396	401,593
2.500%	08/01/30		500	507,214
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	09/01/30	381	$ 386,360
2.500%	09/01/30	1,176	1,190,951
2.500%	04/01/31	904	915,260
3.000%	09/01/27	283	289,865
3.000%	07/01/28	147	150,177
3.000%	01/01/30	132	136,458
3.000%	01/01/30	184	189,154
3.000%	02/01/30	1,136	1,171,715
3.000%	06/01/30	646	667,410
3.000%	07/01/30	64	66,102
3.000%	07/01/30	570	587,806
3.000%	08/01/30	81	83,305
3.000%	08/01/30	119	123,156
3.000%	12/01/42	1,425	1,469,313
3.000%	11/01/46	592	607,108
3.000%	12/01/46	9	9,609
3.000%	12/01/46	46	47,619
3.000%	12/01/46	117	119,391
3.000%	12/01/46	146	151,008
3.000%	12/01/46	245	252,797
3.000%	12/01/46	585	601,104
3.000%	12/01/46	622	640,510
3.000%	01/01/47	22	22,324
3.000%	01/01/47	92	94,160
3.000%	02/01/47	134	136,703
3.000%	04/01/47	78	80,208
3.000%	11/01/47	1,099	1,128,167
3.000%	08/01/49	839	851,413
3.500%	09/01/30	752	786,726
3.500%	02/01/31	118	123,808
3.500%	04/01/31	54	56,336
3.500%	04/01/31	928	974,392
3.500%	04/01/32	2,294	2,407,889
3.500%	10/01/41	677	711,799
3.500%	04/01/42	266	279,919
3.500%	05/01/42	10	10,036
3.500%	05/01/42	18	18,607
3.500%	05/01/42	28	29,826
3.500%	08/01/42	106	110,876
3.500%	08/01/42	253	266,345
3.500%	08/01/42	457	479,909
3.500%	10/01/42	63	65,713
3.500%	11/01/42	525	551,256
3.500%	02/01/43	2,382	2,503,037
3.500%	06/01/43	161	168,754
3.500%	08/01/43	194	203,089
3.500%	12/01/43	2,538	2,667,790
3.500%	01/01/44	3,817	4,011,315
3.500%	01/01/44	7,382	7,772,094
3.500%	04/01/44	1,095	1,155,967
3.500%	06/01/44	130	136,785
3.500%	09/01/44	21	21,606
3.500%	11/01/44	3	3,223
3.500%	11/01/44	9	8,891
3.500%	01/01/45	33	34,639
3.500%	01/01/45	50	52,317
3.500%	01/01/45(h)	21,637	22,851,207
3.500%	05/01/45	15	15,152

A56

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/01/45	112	$ 117,329
3.500%	05/01/45	338	354,253
3.500%	06/01/45	112	117,391
3.500%	07/01/45	3	3,131
3.500%	08/01/45	1,484	1,570,994
3.500%	09/01/45	80	85,502
3.500%	10/01/45	12	12,462
3.500%	11/01/45	320	335,541
3.500%	01/01/46	513	537,362
3.500%	02/01/46	36	37,918
3.500%	03/01/46	359	375,695
3.500%	05/01/46	427	446,975
3.500%	07/01/46	4,075	4,308,079
3.500%	03/01/47	1,077	1,140,375
3.500%	06/01/47	164	171,693
3.500%	07/01/47	178	188,420
3.500%	10/01/47	659	700,969
3.500%	11/01/47	191	199,623
3.500%	11/01/47	419	441,108
3.500%	12/01/47	873	929,110
3.500%	01/01/48	100	106,404
3.500%	01/01/48	195	204,954
3.500%	07/01/49	294	304,967
3.500%	07/01/49	12,936	13,271,466
4.000%	08/01/40	134	142,867
4.000%	09/01/40	271	289,911
4.000%	09/01/40	901	963,286
4.000%	04/01/41	9	9,326
4.000%	12/01/42	155	165,741
4.000%	04/01/44	343	367,664
4.000%	07/01/44	149	159,489
4.000%	02/01/45	32	33,573
4.000%	02/01/45	74	78,431
4.000%	09/01/45	526	555,629
4.000%	10/01/45	824	872,830
4.000%	12/01/45	109	114,918
4.000%	12/01/45	134	141,675
4.000%	07/01/46	528	559,267
4.000%	08/01/46	291	308,452
4.000%	09/01/46	42	44,749
4.000%	10/01/46	86	91,197
4.000%	01/01/47	4,898	5,232,020
4.000%	02/01/47	1,745	1,847,890
4.000%	06/01/47	1,674	1,772,275
4.000%	08/01/47	832	879,847
4.000%	08/01/47	1,959	2,109,596
4.000%	10/01/48	648	695,551
4.500%	08/01/39	397	429,555
4.500%	12/01/39	112	121,450
4.500%	07/01/40	35	38,006
4.500%	05/01/41	340	368,539
4.500%	05/01/41	388	420,090
4.500%	05/01/42	610	660,610
4.500%	11/01/43	669	719,738
4.500%	12/01/43	842	914,368
4.500%	08/01/44	160	173,551
4.500%	04/01/47	1,770	1,900,360
4.500%	05/01/47	679	735,354
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	07/01/47	867	$ 928,344
4.500%	07/01/47	2,471	2,676,852
4.500%	08/01/47	375	398,129
4.500%	10/01/47	402	425,534
4.500%	12/01/47	249	262,564
4.500%	02/01/48	235	248,541
4.500%	07/01/48	5,361	5,806,991
4.500%	08/01/48	2,223	2,404,567
4.500%	08/01/48	7,750	8,383,369
4.500%	09/01/48	3,246	3,431,055
4.500%	01/01/49	7,836	8,288,725
4.500%	04/01/49	1,593	1,707,738
5.000%	11/01/41	2,214	2,426,816
5.500%	02/01/35	50	56,299
5.500%	06/01/36	13	14,675
5.500%	10/01/36	9	10,429
5.500%	10/01/36	20	22,382
5.500%	12/01/36	8	9,219
5.500%	12/01/36	10	11,622
5.500%	12/01/36	24	27,663
5.500%	03/01/37	7	7,515
5.500%	04/01/37	11	12,830
5.500%	01/01/38	2	1,741
5.500%	01/01/38	10	10,903
5.500%	02/01/38	2	1,760
5.500%	02/01/38	1,540	1,735,260
5.500%	04/01/38	1,061	1,197,577
5.500%	05/01/38	277	312,169
5.500%	06/01/38	312	351,709
5.500%	07/01/38	416	469,539
5.500%	08/01/38	234	264,575
5.500%	08/01/38	413	466,397
5.500%	01/01/39	505	569,142
6.000%	01/01/27	153	168,694
6.000%	12/01/28	2	1,977
6.000%	01/01/32	1	1,028
6.000%	11/01/32	2	2,215
6.000%	03/01/33	7	8,042
6.000%	11/01/33	6	6,632
6.000%	02/01/34	191	219,993
6.000%	12/01/34	6	6,462
6.000%	01/01/36	28	31,772
6.000%	03/01/36	1	1,650
6.000%	04/01/36	28	32,274
6.000%	08/01/36	16	17,835
6.000%	11/01/36	17	18,886
6.000%	12/01/36	760	872,707
6.000%	03/01/37	1	732
6.000%	04/01/37	1	841
6.000%	05/01/37	10	11,871
6.000%	07/01/37	2	1,928
6.000%	08/01/37	21	23,954
6.000%	09/01/37	2	1,728
6.000%	09/01/37	7	7,874
6.000%	10/01/37	1	781
6.000%	10/01/37	6	6,476
6.000%	10/01/37	12	13,771
6.000%	10/01/37	26	29,349

A57

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	11/01/37	280	$ 322,677
6.000%	11/01/37	2,032	2,340,238
6.000%	12/01/37	2	2,354
6.000%	01/01/38	3	3,325
6.000%	01/01/38	15	17,247
6.000%	01/01/38	16	18,141
6.000%	01/01/38	18	20,064
6.000%	01/01/38	18	20,603
6.000%	01/01/38	32	36,405
6.000%	04/01/38	6	6,762
6.000%	04/01/38	30	34,491
6.000%	06/01/38	1	915
6.000%	07/01/38	43	49,147
6.000%	08/01/38	2	2,206
6.000%	08/01/38	3	2,887
6.000%	08/01/38	5	5,907
6.000%	08/01/38	281	319,250
6.000%	09/01/38	1	673
6.000%	09/01/38	13	15,206
6.000%	10/01/38	9	10,041
6.000%	11/01/38	3	3,507
6.000%	01/01/39	831	955,190
6.000%	08/01/39	12	13,056
6.000%	09/01/39	1	599
6.000%	10/01/39	17	18,800
6.000%	03/01/40	10	11,451
6.000%	04/01/40	545	616,979
6.000%	05/01/40	2	1,899
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.801% (Cap 9.294%, Floor 1.801%)
4.676%(c)	11/01/35	68	72,306
Federal National Mortgage Assoc.
2.000%	10/01/31	128	127,304
2.000%	11/01/31	39	38,602
2.000%	11/01/31	205	203,504
2.000%	11/01/31	598	593,563
2.000%	11/01/31	769	762,324
2.000%	12/01/31	171	169,803
2.000%	03/01/32	1,011	1,003,084
2.500%	TBA	9,561	9,516,556
2.500%	09/01/27	37	37,251
2.500%	09/01/27	51	51,893
2.500%	02/01/28	15	14,871
2.500%	04/01/28	29	29,517
2.500%	08/01/28	76	77,026
2.500%	02/01/30	8	7,832
2.500%	02/01/30	10	9,640
2.500%	02/01/30	29	29,679
2.500%	03/01/30	73	74,301
2.500%	04/01/30	132	134,255
2.500%	05/01/30	290	294,036
2.500%	07/01/30	38	38,856
2.500%	07/01/30	130	132,102
2.500%	07/01/30	223	225,804
2.500%	08/01/30	90	91,491
2.500%	08/01/30	228	230,738
2.500%	08/01/30	299	302,975
2.500%	08/01/30	570	576,742
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	09/01/30	268	$ 271,405
2.500%	09/01/30	345	349,688
2.500%	11/01/30	23	23,176
2.500%	11/01/30	311	314,381
2.500%	11/01/30	331	335,172
2.500%	11/01/30	339	342,975
2.500%	11/01/30	348	352,801
2.500%	03/01/31	53	53,352
2.500%	06/01/31	431	437,267
2.500%	07/01/31	206	209,152
2.500%	08/01/31	36	36,465
2.500%	10/01/31	348	352,558
2.500%	10/01/31	511	517,585
2.500%	10/01/31	749	759,867
2.500%	10/01/31	900	911,826
2.500%	11/01/31	30	30,370
2.500%	11/01/31	33	33,072
2.500%	11/01/31	73	74,489
2.500%	11/01/31	151	153,245
2.500%	11/01/31	288	292,297
2.500%	11/01/31	492	499,496
2.500%	11/01/31	701	709,871
2.500%	02/01/32	56	57,110
2.500%	03/01/32	181	183,382
2.500%	03/01/32	458	464,252
2.500%	03/01/32	494	499,809
2.500%	08/01/32	1,362	1,380,334
2.500%	02/01/33	2,503	2,531,398
2.500%	08/01/46	100	100,268
2.500%	08/01/46	2,195	2,193,414
2.500%	01/01/57	2,115	2,086,366
2.500%	08/01/58	4,673	4,609,894
2.590%	09/01/28	1,590	1,644,623
2.880%	12/01/27	560	589,292
2.900%	12/01/27	1,505	1,583,728
2.950%	11/01/27	1,170	1,240,408
2.950%	06/01/31	3,100	3,300,570
3.000%	TBA	6,044	6,130,882
3.000%	TBA	9,040	9,240,575
3.000%	TBA	12,659	12,849,145
3.000%	04/01/28	97	99,816
3.000%	05/01/28	110	113,207
3.000%	10/01/28	16	16,560
3.000%	10/01/28	149	152,941
3.000%	11/01/28	17	17,641
3.000%	10/01/29	266	274,563
3.000%	03/01/30	445	458,724
3.000%	04/01/30	361	372,057
3.000%	04/01/30	5,004	5,157,401
3.000%	05/01/30	210	216,845
3.000%	05/01/30	326	336,218
3.000%	07/01/30	48	49,383
3.000%	07/01/30	90	92,523
3.000%	07/01/30	286	293,974
3.000%	08/01/30	41	42,603
3.000%	08/01/30	72	74,382
3.000%	08/01/30	79	80,463
3.000%	08/01/30	379	391,120

A58

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/01/30	431	$ 444,254
3.000%	08/01/30	489	503,504
3.000%	08/01/30	554	571,352
3.000%	08/01/30	985	1,016,545
3.000%	08/01/30	1,937	1,998,939
3.000%	09/01/30	45	46,533
3.000%	09/01/30	160	164,196
3.000%	09/01/30	300	309,333
3.000%	09/01/31	260	267,797
3.000%	02/01/32	297	304,571
3.000%	10/01/36	59	60,378
3.000%	11/01/36	177	181,758
3.000%	11/01/36	429	443,625
3.000%	12/01/36	392	402,985
3.000%	12/01/36	502	519,494
3.000%	10/01/42	1,352	1,394,175
3.000%	12/01/42	1,199	1,236,616
3.000%	01/01/43	1,557	1,605,915
3.000%	02/01/43	233	240,559
3.000%	03/01/43	235	242,563
3.000%	06/01/43	9,235	9,521,965
3.000%	07/01/43	664	684,119
3.000%	08/01/43	27	27,409
3.000%	08/01/43	535	551,221
3.000%	11/01/44	6,980	7,222,573
3.000%	02/01/45	479	492,838
3.000%	03/01/45	240	247,399
3.000%	03/01/45	1,119	1,157,703
3.000%	04/01/45	208	214,767
3.000%	04/01/45	235	241,270
3.000%	04/01/45	319	328,580
3.000%	05/01/45	251	258,581
3.000%	05/01/45	342	352,776
3.000%	05/01/45	3,646	3,745,409
3.000%	07/01/45	210	216,834
3.000%	07/01/45	2,104	2,165,238
3.000%	07/01/45	12,556	12,945,636
3.000%	05/01/46	411	420,780
3.000%	05/01/46	746	764,219
3.000%	06/01/46	100	102,430
3.000%	06/01/46	120	123,029
3.000%	06/01/46	451	467,160
3.000%	06/01/46	808	832,839
3.000%	07/01/46	727	744,729
3.000%	08/01/46	114	117,858
3.000%	08/01/46	676	692,561
3.000%	09/01/46	593	613,443
3.000%	09/01/46	1,100	1,133,743
3.000%	09/01/46	1,776	1,819,034
3.000%	10/01/46	515	527,776
3.000%	10/01/46	777	795,933
3.000%	11/01/46	108	110,658
3.000%	11/01/46	254	260,954
3.000%	11/01/46	290	299,161
3.000%	11/01/46	1,837	1,889,931
3.000%	01/01/47	211	217,932
3.000%	01/01/47	301	308,190
3.000%	01/01/47	374	383,024
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/47	698	$ 714,782
3.000%	02/01/47	111	114,258
3.000%	02/01/47	419	430,854
3.000%	02/01/47	420	429,675
3.000%	02/01/47	1,099	1,125,372
3.000%	03/01/47	666	683,749
3.000%	03/01/47	778	795,656
3.000%	03/01/47	819	842,409
3.000%	11/01/47	155	158,114
3.000%	12/01/47	692	706,221
3.000%	04/01/48	611	616,236
3.000%	11/01/48	2,365	2,412,582
3.000%	09/01/49	25,114	25,496,677
3.015%	07/01/28	370	393,360
3.340%	03/01/29	1,154	1,255,298
3.500%	TBA	28,796	29,535,778
3.500%	TBA	112,100	115,001,026
3.500%	11/01/27	61	63,360
3.500%	11/01/28	446	462,399
3.500%	12/01/28	210	217,567
3.500%	12/01/28	238	246,902
3.500%	12/01/28	1,493	1,555,685
3.500%	12/01/28	2,455	2,572,572
3.500%	02/01/29	692	723,059
3.500%	02/01/29	1,356	1,419,229
3.500%	03/01/29	472	490,235
3.500%	07/01/29	679	709,419
3.500%	08/01/30	69	72,008
3.500%	08/01/30	307	322,853
3.500%	01/01/42	131	137,230
3.500%	04/01/42	62	64,753
3.500%	04/01/42	159	166,840
3.500%	05/01/42	25	26,209
3.500%	06/01/42	26	27,735
3.500%	06/01/42	42	43,784
3.500%	07/01/42	60	62,923
3.500%	08/01/42	95	99,659
3.500%	10/01/42	472	497,225
3.500%	12/01/42	115	120,494
3.500%	12/01/42	457	479,949
3.500%	03/01/43	18	18,472
3.500%	03/01/43	21	21,963
3.500%	03/01/43	37	38,780
3.500%	03/01/43	45	47,637
3.500%	03/01/43	673	707,297
3.500%	04/01/43	25	25,778
3.500%	05/01/43	38	40,220
3.500%	05/01/43	100	104,594
3.500%	06/01/43	116	121,796
3.500%	07/01/43	72	76,115
3.500%	07/01/43	182	190,868
3.500%	07/01/43	438	460,238
3.500%	07/01/43	615	649,502
3.500%	11/01/43	1,148	1,205,092
3.500%	05/01/44	2,182	2,312,082
3.500%	06/01/44	5,265	5,527,698
3.500%	02/01/45	508	533,599
3.500%	07/01/45	435	462,275

A59

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/45	1,209	$ 1,265,041
3.500%	10/01/45	244	255,585
3.500%	11/01/45	97	102,843
3.500%	11/01/45	1,570	1,661,047
3.500%	12/01/45	407	433,383
3.500%	03/01/46	549	574,717
3.500%	03/01/46	1,143	1,192,626
3.500%	04/01/46	201	208,541
3.500%	04/01/46	216	229,027
3.500%	05/01/46	333	348,078
3.500%	06/01/46	65	69,600
3.500%	06/01/46	1,471	1,539,665
3.500%	07/01/46	308	320,575
3.500%	08/01/46	804	841,858
3.500%	09/01/46	22	22,748
3.500%	09/01/46	733	771,209
3.500%	11/01/46	36	37,288
3.500%	11/01/46	46	48,209
3.500%	11/01/46	102	106,729
3.500%	11/01/46	558	590,775
3.500%	11/01/46	727	773,483
3.500%	12/01/46	119	124,919
3.500%	12/01/46	1,435	1,515,202
3.500%	01/01/47	131	137,197
3.500%	01/01/47	255	268,294
3.500%	01/01/47	303	322,050
3.500%	01/01/47	837	890,257
3.500%	01/01/47	2,131	2,266,697
3.500%	02/01/47	144	152,104
3.500%	02/01/47	253	268,942
3.500%	03/01/47	117	123,534
3.500%	05/01/47	207	220,547
3.500%	05/01/47	802	844,475
3.500%	06/01/47	624	657,892
3.500%	07/01/47	250	260,920
3.500%	07/01/47	432	455,590
3.500%	08/01/47	264	275,740
3.500%	09/01/47	101	106,203
3.500%	09/01/47	263	278,694
3.500%	11/01/47	108	114,014
3.500%	11/01/47	659	700,797
3.500%	11/01/47	816	843,631
3.500%	11/01/47	907	924,460
3.500%	12/01/47	53	56,302
3.500%	12/01/47	713	758,018
3.500%	12/01/47	817	869,308
3.500%	12/01/47	3,558	3,738,382
3.500%	01/01/48	52	54,681
3.500%	01/01/48	81	85,424
3.500%	01/01/48	140	148,379
3.500%	01/01/48	278	293,606
3.500%	01/01/48	1,330	1,398,251
3.500%	01/01/48	1,501	1,595,138
3.500%	07/01/49	1,089	1,120,458
3.550%	02/01/30	1,800	1,998,242
4.000%	TBA	9,153	9,497,310
4.000%	TBA	136,451	141,653,194
4.000%	05/01/29	4	4,121
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/30	16	$ 16,931
4.000%	10/01/31	432	457,376
4.000%	10/01/33	627	661,653
4.000%	10/01/33	722	767,584
4.000%	10/01/33	737	781,767
4.000%	10/01/33	855	909,839
4.000%	11/01/33	4,965	5,298,901
4.000%	01/01/36	505	525,777
4.000%	05/01/39	24	25,784
4.000%	07/01/39	594	634,543
4.000%	07/01/40	557	595,028
4.000%	08/01/40	14	14,557
4.000%	08/01/40	992	1,059,926
4.000%	10/01/40	45	47,760
4.000%	10/01/40	2,672	2,853,937
4.000%	11/01/40	175	187,065
4.000%	12/01/40	123	131,760
4.000%	12/01/40	809	864,077
4.000%	01/01/41	227	241,395
4.000%	04/01/41	73	78,266
4.000%	09/01/41	183	195,560
4.000%	09/01/41	1,226	1,309,238
4.000%	09/01/41	2,187	2,329,009
4.000%	10/01/41	128	137,174
4.000%	12/01/41	154	166,910
4.000%	12/01/41	477	517,095
4.000%	01/01/42	934	997,766
4.000%	02/01/42	451	481,968
4.000%	04/01/42	122	130,777
4.000%	05/01/42	296	316,033
4.000%	05/01/42	843	900,184
4.000%	06/01/42	265	282,909
4.000%	07/01/42	194	207,564
4.000%	07/01/42	598	647,724
4.000%	08/01/42	140	149,315
4.000%	09/01/42	94	100,686
4.000%	09/01/42	247	263,643
4.000%	12/01/42	337	360,303
4.000%	12/01/42	718	777,556
4.000%	01/01/43	445	475,549
4.000%	03/01/43	160	170,474
4.000%	10/01/43	325	346,776
4.000%	10/01/43	1,441	1,538,354
4.000%	01/01/44	859	924,076
4.000%	02/01/44	5,107	5,531,820
4.000%	03/01/44	181	193,675
4.000%	07/01/44	93	98,121
4.000%	08/01/44	651	705,638
4.000%	12/01/44	32	34,320
4.000%	12/01/44	32	35,114
4.000%	12/01/44	572	615,342
4.000%	12/01/44	583	627,195
4.000%	02/01/45	58	63,197
4.000%	02/01/45	266	280,762
4.000%	02/01/45	515	551,839
4.000%	03/01/45	46	49,293
4.000%	03/01/45	59	63,901
4.000%	03/01/45	273	288,384

A60

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	05/01/45	99	$ 103,901
4.000%	05/01/45	508	550,731
4.000%	08/01/45	302	318,776
4.000%	10/01/45	115	124,381
4.000%	10/01/45	121	130,698
4.000%	10/01/45	125	134,237
4.000%	10/01/45	128	134,833
4.000%	10/01/45	134	141,928
4.000%	10/01/45	280	303,397
4.000%	10/01/45	395	425,185
4.000%	10/01/45	1,375	1,480,133
4.000%	11/01/45	402	435,704
4.000%	11/01/45	588	632,717
4.000%	12/01/45	177	189,865
4.000%	12/01/45	326	353,048
4.000%	12/01/45	375	403,583
4.000%	12/01/45	1,032	1,086,857
4.000%	12/01/45	1,370	1,466,725
4.000%	01/01/46	160	169,198
4.000%	01/01/46	436	472,603
4.000%	02/01/46	174	183,406
4.000%	02/01/46	218	230,536
4.000%	02/01/46	851	911,222
4.000%	06/01/46	143	153,123
4.000%	06/01/46	1,923	2,033,307
4.000%	11/01/46	222	239,998
4.000%	11/01/46	355	380,252
4.000%	11/01/46	978	1,044,135
4.000%	01/01/47	322	349,157
4.000%	03/01/47	2,047	2,185,572
4.000%	03/01/47	2,254	2,398,498
4.000%	03/01/47	7,841	8,437,305
4.000%	05/01/47	636	671,414
4.000%	06/01/47	905	968,383
4.000%	06/01/47	1,987	2,102,563
4.000%	07/01/47	250	262,120
4.000%	07/01/47	790	820,018
4.000%	07/01/47	1,072	1,148,839
4.000%	08/01/47	897	949,649
4.000%	08/01/47	1,053	1,128,925
4.000%	10/01/47	232	242,316
4.000%	12/01/47	276	289,561
4.000%	01/01/48	1,245	1,336,478
4.000%	02/01/48	256	275,112
4.000%	03/01/48	1,251	1,355,067
4.000%	04/01/48	131	142,219
4.000%	04/01/48	141	152,024
4.000%	04/01/48	501	542,624
4.000%	04/01/48	682	731,548
4.000%	05/01/48	950	990,454
4.000%	06/01/48	327	340,809
4.000%	08/01/48	128	136,717
4.000%	08/01/48	212	223,503
4.000%	08/01/48	276	295,433
4.000%	08/01/48	334	353,517
4.000%	08/01/48	538	574,066
4.000%	08/01/48	1,063	1,124,668
4.000%	08/01/48	1,954	2,061,157
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/49	10,522	$ 10,936,126
4.000%	08/01/49	781	811,641
4.500%	TBA	3,100	3,194,304
4.500%	TBA	21,962	23,124,990
4.500%	TBA	25,800	27,182,355
4.500%	05/01/22	2	1,584
4.500%	07/01/22	—(r )	179
4.500%	04/01/24	25	25,709
4.500%	08/01/24	2	2,241
4.500%	09/01/24	1	1,104
4.500%	09/01/24	2	1,927
4.500%	12/01/24	13	14,026
4.500%	02/01/25	5	4,876
4.500%	03/01/25	1	1,218
4.500%	03/01/25	14	14,921
4.500%	04/01/25	2	1,850
4.500%	04/01/25	2	2,439
4.500%	04/01/25	5	5,065
4.500%	04/01/25	10	10,761
4.500%	04/01/25	24	24,841
4.500%	05/01/25	2	2,246
4.500%	05/01/25	4	4,179
4.500%	07/01/25	25	25,741
4.500%	09/01/25	1	709
4.500%	09/01/25	3	3,543
4.500%	11/01/35	13	13,586
4.500%	05/01/37	4	3,746
4.500%	04/01/39	7	7,027
4.500%	04/01/39	10	10,525
4.500%	06/01/39	26	28,482
4.500%	08/01/39	70	76,528
4.500%	06/01/40	80	87,140
4.500%	07/01/40	182	197,068
4.500%	08/01/40	35	37,666
4.500%	11/01/40	317	337,714
4.500%	01/01/41	65	69,757
4.500%	03/01/41	22	23,276
4.500%	04/01/41	4	4,689
4.500%	05/01/41	7	7,334
4.500%	05/01/41	7	8,051
4.500%	07/01/41	33	35,268
4.500%	07/01/41	105	114,012
4.500%	08/01/41	230	249,517
4.500%	09/01/41	50	53,965
4.500%	10/01/41	25	26,892
4.500%	10/01/41	50	54,571
4.500%	01/01/42	12	12,407
4.500%	06/01/42	14	14,808
4.500%	09/01/42	631	683,092
4.500%	11/01/42	85	90,696
4.500%	10/01/43	624	667,674
4.500%	11/01/43	1,796	1,989,377
4.500%	03/01/44	851	917,096
4.500%	05/01/44	315	343,673
4.500%	06/01/44	3,544	3,838,390
4.500%	01/01/45	695	747,121
4.500%	05/01/45	690	739,778
4.500%	07/01/45	1,047	1,141,310

A61

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	09/01/45	223	$ 244,480
4.500%	11/01/45	41	43,454
4.500%	11/01/45	152	167,063
4.500%	11/01/45	1,337	1,448,391
4.500%	12/01/45	501	539,674
4.500%	07/01/46	2,499	2,767,207
4.500%	08/01/46	472	512,581
4.500%	01/01/47	123	130,527
4.500%	08/01/47	524	553,843
4.500%	09/01/47	43	46,067
4.500%	10/01/47	35	38,095
4.500%	10/01/47	75	79,173
4.500%	10/01/47	202	217,515
4.500%	11/01/47	28	29,860
4.500%	11/01/47	938	1,005,975
4.500%	11/01/47	1,804	1,936,432
4.500%	11/01/47	2,055	2,170,588
4.500%	12/01/47	31	33,408
4.500%	12/01/47	184	194,268
4.500%	01/01/48	2,394	2,567,246
4.500%	02/01/48	64	68,146
4.500%	03/01/48	51	54,362
4.500%	03/01/48	65	69,250
4.500%	04/01/48	388	428,523
4.500%	05/01/48	57	60,162
4.500%	05/01/48	2,384	2,581,311
4.500%	05/01/48	4,610	4,984,430
4.500%	05/01/48	7,816	8,451,076
4.500%	07/01/48	39	41,599
4.500%	07/01/48	42	45,068
4.500%	07/01/48	218	240,459
4.500%	08/01/48	1,746	1,888,308
4.500%	09/01/48	1,740	1,853,757
4.500%	11/01/48	1,548	1,659,531
4.500%	02/01/49	5,334	5,765,383
4.500%	02/01/49	8,863	9,784,695
4.500%	05/01/49	7,174	7,920,590
5.000%	02/01/35	2,287	2,524,138
5.000%	08/01/35	4	3,948
5.000%	09/01/35	14	15,926
5.000%	09/01/35	103	113,812
5.000%	10/01/35	4	4,488
5.000%	03/01/36	4	4,271
5.000%	12/01/36	6	6,309
5.000%	06/01/37	8	8,777
5.000%	01/01/38	9	9,911
5.000%	12/01/39	7	7,360
5.000%	01/01/40	6	6,247
5.000%	05/01/40	7	7,195
5.000%	05/01/40	37	39,917
5.000%	01/01/41	11	11,272
5.000%	04/01/41	6	6,564
5.000%	05/01/41	6	6,285
5.000%	07/01/41	2,779	3,036,340
5.000%	01/01/42	8	9,000
5.000%	12/01/43	4,299	4,740,965
5.500%	TBA	965	1,044,575
5.500%	06/01/21	1	791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	06/01/21	4	$ 3,902
5.500%	09/01/21	3	3,135
5.500%	01/01/22	4	3,951
5.500%	03/01/22	4	3,862
5.500%	04/01/22	12	12,305
5.500%	11/01/22	—(r )	292
5.500%	12/01/22	—(r )	326
5.500%	12/01/22	—(r )	333
5.500%	04/01/24	5	5,099
5.500%	06/01/24	12	11,941
5.500%	09/01/27	—(r )	507
5.500%	07/01/28	11	12,044
5.500%	04/01/30	31	34,030
5.500%	12/01/30	1	570
5.500%	11/01/32	1	974
5.500%	12/01/32	5	5,880
5.500%	01/01/33	30	31,916
5.500%	01/01/33	42	45,134
5.500%	04/01/33	—(r )	386
5.500%	04/01/33	26	29,572
5.500%	06/01/33	1	1,138
5.500%	07/01/33	16	18,461
5.500%	09/01/33	4	4,222
5.500%	09/01/33	10	11,296
5.500%	10/01/33	22	25,143
5.500%	11/01/33	2	2,470
5.500%	11/01/33	3	3,100
5.500%	11/01/33	4	4,164
5.500%	11/01/33	12	13,464
5.500%	11/01/33	14	15,824
5.500%	11/01/33	15	17,034
5.500%	12/01/33	2	2,089
5.500%	12/01/33	18	19,755
5.500%	01/01/34	2	2,591
5.500%	01/01/34	8	8,623
5.500%	02/01/34	2	2,246
5.500%	02/01/34	3	3,746
5.500%	02/01/34	24	27,475
5.500%	03/01/34	3	3,342
5.500%	03/01/34	21	23,189
5.500%	04/01/34	2	2,324
5.500%	07/01/34	1	515
5.500%	07/01/34	35	37,786
5.500%	09/01/34	13	14,138
5.500%	11/01/34	4	3,964
5.500%	12/01/34	1	1,348
5.500%	12/01/34	3	2,855
5.500%	12/01/34	4	4,934
5.500%	12/01/34	11	12,188
5.500%	02/01/35	1	1,168
5.500%	02/01/35	8	8,300
5.500%	02/01/35	26	28,609
5.500%	03/01/35	9	9,789
5.500%	03/01/35	28	31,806
5.500%	03/01/35	31	35,146
5.500%	03/01/35	33	36,800
5.500%	04/01/35	3	2,762
5.500%	04/01/35	20	22,277

A62

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	05/01/35	2	$ 2,499
5.500%	05/01/35	9	10,517
5.500%	06/01/35	4	4,079
5.500%	07/01/35	7	7,765
5.500%	09/01/35	6	6,453
5.500%	09/01/35	21	23,553
5.500%	10/01/35	4	4,460
5.500%	10/01/35	7	7,634
5.500%	10/01/35	7	8,076
5.500%	10/01/35	15	16,995
5.500%	10/01/35	21	23,662
5.500%	10/01/35	25	28,666
5.500%	11/01/35	1	743
5.500%	11/01/35	1	1,423
5.500%	11/01/35	19	21,749
5.500%	12/01/35	1	596
5.500%	12/01/35	1	725
5.500%	12/01/35	1	1,211
5.500%	12/01/35	2	2,303
5.500%	12/01/35	2	2,509
5.500%	12/01/35	16	18,508
5.500%	12/01/35	19	20,661
5.500%	12/01/35	38	43,163
5.500%	01/01/36	4	4,124
5.500%	02/01/36	1	1,242
5.500%	03/01/36	3	2,888
5.500%	03/01/36	8	8,678
5.500%	03/01/36	23	25,391
5.500%	05/01/36	—(r )	335
5.500%	07/01/36	2	1,704
5.500%	07/01/36	6	6,845
5.500%	08/01/36	3	3,461
5.500%	11/01/36	6	6,479
5.500%	01/01/37	23	25,370
5.500%	02/01/37	19	21,896
5.500%	04/01/37	21	23,201
5.500%	06/01/37	7	7,340
5.500%	06/01/37	8	9,400
5.500%	08/01/37	1	1,660
5.500%	08/01/37	2	2,545
5.500%	08/01/37	11	12,746
5.500%	08/01/37	20	22,387
5.500%	03/01/38	28	31,098
5.500%	12/01/38	9	9,981
5.500%	01/01/39	99	111,760
5.500%	09/01/39	13	14,376
5.500%	12/01/39	139	155,772
5.500%	06/01/40	26	27,898
6.000%	09/01/21	10	9,940
6.000%	11/01/28	1	1,458
6.000%	02/01/29	1	1,166
6.000%	03/01/32	1	1,224
6.000%	11/01/32	—(r )	89
6.000%	05/01/33	—(r )	536
6.000%	01/01/34	21	24,496
6.000%	11/01/35	8	8,445
6.000%	12/01/35	3	3,025
6.000%	03/01/36	1	527
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	04/01/36	8	$ 8,885
6.000%	06/01/36	—(r )	274
6.000%	06/01/36	—(r )	499
6.000%	07/01/36	—(r )	432
6.000%	07/01/36	7	8,537
6.000%	08/01/36	—(r )	236
6.000%	08/01/36	—(r )	449
6.000%	08/01/36	4	4,009
6.000%	08/01/36	6	6,943
6.000%	08/01/36	22	25,600
6.000%	09/01/36	—(r )	493
6.000%	09/01/36	1	672
6.000%	09/01/36	2	2,128
6.000%	09/01/36	2	2,162
6.000%	09/01/36	2	2,285
6.000%	09/01/36	7	7,215
6.000%	09/01/36	22	24,660
6.000%	10/01/36	2	2,237
6.000%	10/01/36	12	13,148
6.000%	10/01/36	13	14,995
6.000%	11/01/36	—(r )	488
6.000%	11/01/36	1	1,532
6.000%	11/01/36	2	2,310
6.000%	11/01/36	3	3,671
6.000%	11/01/36	6	6,711
6.000%	11/01/36	17	19,191
6.000%	11/01/36	21	23,595
6.000%	12/01/36	—(r )	238
6.000%	12/01/36	—(r )	307
6.000%	12/01/36	—(r )	347
6.000%	12/01/36	1	1,169
6.000%	12/01/36	6	6,201
6.000%	12/01/36	11	12,246
6.000%	12/01/36	12	13,764
6.000%	12/01/36	15	16,492
6.000%	01/01/37	1	1,149
6.000%	01/01/37	1	1,270
6.000%	01/01/37	10	11,755
6.000%	01/01/37	19	21,130
6.000%	01/01/37	22	25,594
6.000%	01/01/37	2,312	2,653,863
6.000%	02/01/37	17	20,103
6.000%	02/01/37	334	384,392
6.000%	03/01/37	—(r )	433
6.000%	03/01/37	19	22,051
6.000%	03/01/37	27	31,548
6.000%	03/01/37	82	90,477
6.000%	05/01/37	3	3,296
6.000%	05/01/37	5	5,093
6.000%	05/01/37	15	17,318
6.000%	05/01/37	18	20,430
6.000%	05/01/37	33	36,053
6.000%	06/01/37	7	8,332
6.000%	07/01/37	1	562
6.000%	08/01/37	1	1,408
6.000%	08/01/37	9	10,694
6.000%	08/01/37	15	17,221
6.000%	08/01/37	19	21,853

A63

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	10/01/37	1	$ 731
6.000%	10/01/38	1	1,078
6.500%	10/01/36	1,042	1,190,539
Government National Mortgage Assoc.
3.000%	TBA	1,877	1,926,051
3.000%	TBA	27,983	28,691,320
3.000%	12/20/44	76	78,061
3.000%	02/15/45	667	684,733
3.000%	04/20/45	1,594	1,643,201
3.000%	06/20/45	4,034	4,169,123
3.000%	08/20/45	76	79,229
3.000%	10/20/45	536	552,181
3.000%	04/20/46	9,306	9,598,086
3.000%	05/20/46	66	67,543
3.000%	06/20/46	1,491	1,536,972
3.000%	07/20/46	3,015	3,108,925
3.000%	08/20/46	519	535,074
3.000%	09/20/46	5,734	5,915,396
3.000%	10/20/46	190	195,622
3.000%	11/20/46	153	157,566
3.000%	12/20/46	504	519,330
3.500%	TBA	54,391	56,346,856
3.500%	01/15/42	281	295,406
3.500%	04/15/43	484	506,306
3.500%	04/20/43	774	822,008
3.500%	05/20/43	465	493,748
3.500%	02/20/44	3,183	3,348,662
3.500%	05/20/45	357	372,978
3.500%	05/20/46	707	738,161
3.500%	07/20/46	1,514	1,579,611
3.500%	09/20/46	290	301,918
3.500%	10/20/46	147	154,613
3.500%	10/20/46	174	184,044
3.500%	10/20/46	183	193,113
3.500%	10/20/46	317	332,758
3.500%	10/20/46	399	419,409
3.500%	03/20/48	178	184,749
3.500%	04/20/48	71	73,741
4.000%	TBA	24,068	25,029,310
4.000%	TBA	36,491	37,932,822
4.000%	04/20/39	26	27,275
4.000%	07/20/39	421	448,089
4.000%	10/20/40	453	482,884
4.000%	12/20/40	2,701	2,877,758
4.000%	01/20/41	76	81,005
4.000%	03/15/41	335	356,943
4.000%	10/20/46	88	92,300
4.000%	06/20/47	3,452	3,614,553
4.129%(cc)	06/20/62	479	481,209
4.169%(cc)	04/20/62	294	295,257
4.399%(cc)	12/20/64	411	416,170
4.402%(cc)	05/20/63	868	880,696
4.414%(cc)	04/20/62	120	124,902
4.495%(cc)	05/20/63	884	897,497
4.500%	TBA	10,000	10,643,609
4.500%	12/20/39	34	36,724
4.500%	01/20/40	42	45,733
4.500%	02/20/40	33	36,053
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/20/40	289	$ 315,875
4.500%	07/20/40	14	15,285
4.500%	09/20/40	15	16,563
4.500%	10/20/40	24	26,215
4.500%	07/20/41	143	151,075
4.500%	02/20/42	639	697,891
4.500%	03/15/47	172	188,770
4.500%	04/15/47	180	196,950
4.500%	04/15/47	257	281,783
4.500%	05/15/47	146	160,591
4.500%	07/20/48	7,915	8,330,150
4.500%	09/20/48	917	975,985
4.508%(cc)	01/20/63	109	109,867
4.515%(cc)	10/20/64	1,014	1,051,219
4.532%(cc)	09/20/62	373	377,330
4.574%(cc)	12/20/64	4,670	5,011,133
4.583%(cc)	02/20/64	2,635	2,785,681
4.658%(cc)	08/20/64	3,316	3,560,148
4.688%(cc)	05/20/65	1,032	1,109,603
5.000%	TBA	1,813	1,909,386
5.000%	04/15/38	100	107,405
5.000%	08/15/38	165	185,393
5.000%	10/15/38	11	12,877
5.000%	10/15/38	581	653,155
5.000%	12/15/38	239	268,872
5.000%	01/15/39	75	84,045
5.000%	02/15/39	143	161,241
5.000%	02/15/39	157	176,190
5.000%	02/15/39	172	193,309
5.000%	02/15/39	611	686,342
5.000%	03/15/39	928	1,043,383
5.000%	04/15/39	205	230,950
5.000%	04/15/39	212	237,900
5.000%	05/15/39	154	170,908
5.000%	05/15/39	625	700,842
5.000%	11/15/39	369	413,969
5.000%	09/15/40	800	899,484
6.000%	05/15/37	7	7,560
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.710% (Cap 15.321%, Floor 0.710%)
2.642%(c)	05/20/66	721	728,338
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65	5,935	8,201,327
4.625%	09/15/60	1,030	1,497,528
4.875%	01/15/48	1,690	2,407,153
5.250%	09/15/39	1,990	2,816,779
5.880%	04/01/36	930	1,348,973

Total U.S. Government Agency Obligations (cost $1,183,403,775)			1,201,597,297
U.S. Treasury Obligations — 15.0%
U.S. Treasury Bonds
2.250%	08/15/49(h)	12,197	12,544,329
2.875%	05/15/43	2,082	2,387,062
2.875%	11/15/46	2,001	2,315,376
2.875%	05/15/49	2,030	2,367,567
3.000%	02/15/48	2,001	2,375,797
3.125%	02/15/43	2,082	2,483,192

A64

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.125%	05/15/48	4,290	$ 5,214,361
3.375%	11/15/48	11,025	14,047,831
3.625%	08/15/43	2,082	2,685,211
3.750%	11/15/43	2,082	2,738,562
4.250%	05/15/39	543	747,898
4.375%	11/15/39	543	761,706
4.500%	08/15/39	543	772,269
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	01/15/25	29,069	29,127,367
0.500%	04/15/24	99,067	100,252,518
0.875%	02/15/47	24,669	26,606,351
1.000%	02/15/46	43,292	47,912,513
1.000%	02/15/49	7,408	8,312,597
2.375%	01/15/25	9,337	10,386,298
U.S. Treasury Notes
1.125%	07/31/21	9,026	8,936,092
1.500%	01/31/22	8,020	7,998,384
1.500%	09/30/24	21,275	21,221,812
1.500%	08/15/26(h)	5,815	5,768,662
1.625%	09/30/26	12,495	12,497,929
1.625%	08/15/29	1,680	1,672,256
1.750%	07/31/21	4,870	4,876,848
1.750%	04/30/22	7,617	7,646,159
1.750%	06/30/24	4,275	4,311,237
1.750%	07/31/24	7,750	7,818,418
1.875%	12/31/19	7,155	7,154,161
2.000%	07/31/20	8,020	8,028,459
2.000%	02/15/25	5,017	5,122,631
2.125%	12/31/22	4,010	4,078,452
2.125%	07/31/24	4,010	4,112,286
2.125%	05/15/25	4,414	4,538,833
2.250%	08/15/27	4,010	4,192,173
2.375%	05/15/29	6,145	6,525,702
2.500%	12/31/20	6,011	6,062,657
2.625%	02/15/29	250	270,576
2.750%	05/31/23	4,010	4,176,666
2.875%	08/15/28	15,092	16,594,126
3.125%	11/15/28	144,932	161,092,281

Total U.S. Treasury Obligations (cost $562,426,570)			588,735,605

	Shares
Common Stocks — 0.1%
Diversified Telecommunication Services — 0.0%
Intelsat SA*	5,685	129,618
Entertainment — 0.0%
Sciplay Corp. (Class A Stock)*	6,864	73,445
Equity Real Estate Investment Trusts (REITs) — 0.0%
Gaming & Leisure Properties, Inc., REIT	10,425	398,652
VICI Properties, Inc., REIT(a)	16,247	367,995
		766,647
Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.	5,930	714,091
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp.*	21,932	$ 255,727
Everi Holdings, Inc.*	12,064	102,061
Golden Entertainment, Inc.*	6,013	79,913
Target Hospitality Corp.*	3,716	25,306
		463,007
Household Durables — 0.0%
Beazer Homes USA, Inc.*	2,931	43,672
Century Communities, Inc.*	13,003	398,282
M/I Homes, Inc.*	3,699	139,267
Taylor Morrison Home Corp.*	17,950	465,623
William Lyon Homes (Class A Stock)*	15,853	322,767
		1,369,611
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp.	3,775	100,906
Media — 0.0%
Altice USA, Inc. (Class A Stock)*	15,237	436,997
Oil, Gas & Consumable Fuels — 0.1%
Centennial Resource Development, Inc. (Class A Stock)*	6,800	30,702
Rattler Midstream, MLP*	38,311	682,702
Sunoco LP, MLP	26,633	837,608
		1,551,012
Real Estate Management & Development — 0.0%
Forestar Group, Inc.*	3,362	61,457

Total Common Stocks (cost $5,274,471)		5,666,791

	Units
Warrants* — 0.0%
Diversified Telecommunication Services — 0.0%
Pure Acquisition Corp., expiring 04/17/23	3,487	3,557
Sentinel Energy Services, Inc., expiring 12/22/22	27,986	9,711
		13,268
Hotels, Restaurants & Leisure — 0.0%
Target Hospitality Corp., expiring 03/15/24	1,429	1,365
(cost $2,072)

Total Warrants (cost $24,792)		14,633

Total Long-Term Investments (cost $4,186,685,226)		4,294,116,947

A65

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Short-Term Investments — 4.6%
Affiliated Mutual Funds — 2.7%
PGIM Core Ultra Short Bond Fund(w)	44,597,360	$ 44,597,360
PGIM Institutional Money Market Fund (cost $62,381,968; includes $62,285,108 of cash collateral for securities on loan)(b)(w)	62,372,598	62,378,835

Total Affiliated Mutual Funds (cost $106,979,328)		106,976,195

	Principal Amount (000)#
BORROWED BOND AGREEMENTS — 0.1%
Barclays Capital, Inc., 0.250%, dated 09/17/19, open, due in the amount of $358,509	358	358,509
Barclays Capital, Inc., 1.800%, dated 09/17/19, open, due in the amount of $230,625	231	230,625
Barclays Capital, Inc., 1.800%, dated 09/17/19, open, due in the amount of $59,675	60	59,675
Barclays Capital, Inc., 1.800%, dated 09/17/19, open, due in the amount of $706,594	707	706,594
Citigroup Global Markets, Inc., 1.000%, dated 08/21/19, open, due in the amount of $437,800	438	437,800
Citigroup Global Markets, Inc., 1.450%, dated 08/21/19, open, due in the amount of $58,506	58	58,506
Credit Suisse Securities (USA) LLC, 1.281%, dated 09/17/19, open, due in the amount of $148,770	149	148,770
Credit Suisse Securities (USA) LLC, 2.000%, dated 04/16/19, open, due in the amount of $457,050	457	457,050
RBC Capital Markets, LLC, 0.750%, dated 09/03/19, open, due in the amount of $44,330	44	44,330
RBC Capital Markets, LLC, 1.850%, dated 09/03/19, open, due in the amount of $398,953	399	398,952
RBC Capital Markets, LLC, 1.850%, dated 09/03/19, open, due in the amount of $56,730	57	56,730

TOTAL BORROWED BOND AGREEMENTS (cost $2,957,541)		2,957,541

Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligation — 0.4%
Federal Home Loan Bank
—%(p)	10/04/19	14,235	$ 14,232,770
(cost $14,233,102)
U.S. Treasury Obligations(n) — 1.4%
U.S. Treasury Bills
0.332%	10/03/19	25,305	25,302,698
1.894%	12/19/19	3,000	2,988,642
1.918%	12/12/19	13,645	13,596,515
1.943%	11/21/19	5,675	5,660,577
1.983%	10/24/19	6,400	6,392,671

Total U.S. Treasury Obligations (cost $53,934,597)			53,941,103

Options Purchased*~ — 0.0%
(cost $937,854)	842,049

Total Short-Term Investments (cost $179,042,422)	178,949,658

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—113.9% (cost $4,365,727,648)	4,473,066,605

Interest Rate	Maturity Date	Principal Amount (000)#
Securities Sold Short — (0.1)%
BORROWED BONDS(f) — (0.1)%
Cemex SAB de CV
5.700%	01/11/25	680	(699,523)
Chesapeake Energy Corp.
8.000%	06/15/27	62	(42,172)
Everi Payments, Inc.
7.500%	12/15/25	55	(57,956)
Southwestern Energy Co.
6.200%	01/23/25	454	(399,511)
Southwestern Energy Co.
7.500%	04/01/26	62	(54,095)
Southwestern Energy Co.
7.750%	10/01/27	440	(383,625)
Transocean, Inc.
5.800%	10/15/22	440	(427,900)
Transocean, Inc.
7.500%	01/15/26	62	(55,180)
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%	04/15/23	500	(227,500)
YPF SA
8.500%	03/23/21	171	(149,336)
Unifin Financiera SAB de CV SOFOM ENR
7.250%	09/27/23	340	(351,305)
TOTAL BORROWED BONDS (proceeds received $(3,295,197))			(2,848,103)

A66

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $228,457)	$ (208,745)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—113.8% (cost $4,362,203,994)	4,470,009,757

Liabilities in excess of other assets(z) — (13.8)%	(540,950,111)

Net Assets — 100.0%	$ 3,929,059,646

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MTN	Medium Term Note
NATL	National Public Finance Guaranty Corp.
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $24,635,326 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,997,216; cash collateral of $62,285,108 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Represents collateral for Borrowed Bond Agreements.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
A67

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	10/17/19	(3,708)	$ (3,739,806)
Federal National Mortgage Assoc.	2.500%	TBA	11/18/19	(4,970)	(5,011,449)
Federal National Mortgage Assoc.	3.000%	TBA	11/13/19	(8,997)	(9,126,332)
Federal National Mortgage Assoc.	3.500%	TBA	10/17/19	(3,446)	(3,563,918)
Federal National Mortgage Assoc.	4.000%	TBA	10/17/19	(7,332)	(7,628,364)
Federal National Mortgage Assoc.	5.000%	TBA	10/10/19	(1,128)	(1,208,106)
Federal National Mortgage Assoc.	6.000%	TBA	10/10/19	(7,642)	(8,455,156)
Government National Mortgage Assoc.	4.000%	TBA	10/21/19	(2,872)	(2,986,712)
Government National Mortgage Assoc.	4.500%	TBA	10/21/19	(833)	(870,473)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $42,510,504)					$(42,590,316)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CHF	Call	Morgan Stanley & Co. International PLC	10/23/19	1.13	—	EUR	4,482	$ 335
Currency Option EUR vs USD	Call	BNP Paribas S.A.	10/11/19	1.14	—	EUR	429	2
Currency Option USD vs BRL	Call	BNP Paribas S.A.	10/11/19	4.07	—		1,595	35,454
Currency Option USD vs TWD	Call	Morgan Stanley & Co. International PLC	11/14/19	30.75	—		943	9,593
Currency Option EUR vs USD	Put	UBS AG	10/11/19	1.12	—	EUR	857	20,259
Currency Option USD vs BRL	Put	Deutsche Bank AG	10/07/19	3.93	—		906	52
Currency Option USD vs BRL	Put	BNP Paribas S.A.	10/29/19	4.08	—		482	3,385
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	10/29/19	4.08	—		482	3,385
Currency Option USD vs BRL	Put	BNP Paribas S.A.	11/04/19	4.12	—		480	5,648
Currency Option USD vs BRL	Put	Deutsche Bank AG	11/07/19	3.90	—		2,134	2,413
Currency Option USD vs BRL	Put	HSBC Bank PLC	11/14/19	4.08	—		939	8,933
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	11/22/19	3.40	—		1,416	21
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	11/22/19	3.65	—		3,398	520
Currency Option USD vs INR	Put	Bank of America, N.A.	11/18/19	71.50	—		704	9,115
Currency Option USD vs JPY	Put	BNP Paribas S.A.	12/17/19	106.00	—		20,588	152,243
Currency Option USD vs JPY	Put	Deutsche Bank AG	12/20/19	106.00	—		18,171	140,599
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	10/30/19	19.50	—		2,877	10,973
A68

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	HSBC Bank PLC	10/30/19	20.00	—	1,798	$ 28,560
Currency Option USD vs MXN	Put	Bank of America, N.A.	10/30/19	20.15	—	722	15,419
Currency Option USD vs RUB	Put	Deutsche Bank AG	10/18/19	66.25	—	720	15,167
Currency Option USD vs RUB	Put	Bank of America, N.A.	11/18/19	64.50	—	704	5,614
Currency Option USD vs ZAR	Put	Morgan Stanley & Co. International PLC	10/04/19	14.40	—	479	4
Currency Option USD vs ZAR	Put	Citibank, N.A.	10/04/19	14.75	—	456	133
Total OTC Traded (cost $551,162)							$467,827

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 03/19/30	Call	Bank of America, N.A.	03/17/20	1.70	1.70%(S)	3 Month LIBOR(Q)	9,415	$238,698
10- Year Interest Rate Swap, 03/19/30	Call	Bank of America, N.A.	03/17/20	1.70	1.70%(S)	3 Month LIBOR(Q)	590	14,958
10- Year Interest Rate Swap, 03/19/30	Put	Bank of America, N.A.	03/17/20	1.70	3 Month LIBOR(Q)	1.70%(S)	9,415	113,456
10- Year Interest Rate Swap, 03/19/30	Put	Bank of America, N.A.	03/17/20	1.70	3 Month LIBOR(Q)	1.70%(S)	590	7,110
Total OTC Swaptions (cost $386,692)								$374,222
Total Options Purchased (cost $937,854)								$842,049
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	UBS AG	10/11/19	1.14	—	EUR	429	$ (2)
Currency Option USD vs BRL	Call	Deutsche Bank AG	10/07/19	4.20	—		453	(1,450)
Currency Option USD vs BRL	Call	BNP Paribas S.A.	10/11/19	4.22	—		3,190	(11,871)
Currency Option USD vs BRL	Call	BNP Paribas S.A.	10/29/19	4.30	—		241	(1,175)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	10/29/19	4.30	—		241	(1,175)
Currency Option USD vs BRL	Call	BNP Paribas S.A.	11/04/19	4.30	—		240	(1,451)
Currency Option USD vs BRL	Call	Deutsche Bank AG	11/07/19	4.10	—		380	(9,394)
Currency Option USD vs BRL	Call	JPMorgan Chase Bank, N.A.	11/22/19	3.95	—		1,062	(57,775)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/18/19	70.00	—		360	(65)
Currency Option USD vs RUB	Call	Bank of America, N.A.	11/18/19	66.00	—		352	(3,508)
A69

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Put	UBS AG	10/11/19	1.10	—	EUR	643	$ (3,829)
Currency Option USD vs BRL	Put	Deutsche Bank AG	10/07/19	3.80	—		906	(4)
Currency Option USD vs BRL	Put	BNP Paribas S.A.	10/11/19	3.95	—		1,595	(283)
Currency Option USD vs BRL	Put	BNP Paribas S.A.	10/29/19	3.92	—		482	(419)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	10/29/19	3.92	—		482	(419)
Currency Option USD vs BRL	Put	BNP Paribas S.A.	11/04/19	4.00	—		720	(2,414)
Currency Option USD vs BRL	Put	HSBC Bank PLC	11/14/19	3.99	—		1,408	(5,612)
Currency Option USD vs BRL	Put	JPMorgan Chase Bank, N.A.	11/22/19	3.50	—		4,248	(156)
Currency Option USD vs INR	Put	Bank of America, N.A.	11/18/19	70.50	—		1,056	(6,062)
Currency Option USD vs JPY	Put	BNP Paribas S.A.	12/17/19	102.00	—		20,588	(42,190)
Currency Option USD vs JPY	Put	Deutsche Bank AG	12/20/19	102.00	—		18,171	(39,614)
Currency Option USD vs MXN	Put	HSBC Bank PLC	10/30/19	19.50	—		2,877	(10,974)
Currency Option USD vs MXN	Put	Bank of America, N.A.	10/30/19	19.65	—		1,083	(6,843)
Currency Option USD vs RUB	Put	Bank of America, N.A.	11/18/19	62.90	—		1,056	(2,054)
Currency Option USD vs ZAR	Put	Citibank, N.A.	10/04/19	14.40	—		684	(6)
Total Options Written (premiums received $228,457)								$(208,745)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
456	2 Year U.S. Treasury Notes	Dec. 2019	$ 98,268,000	$ 165,581
963	5 Year U.S. Treasury Notes	Dec. 2019	114,739,948	(292,293)
453	10 Year U.S. Ultra Treasury Notes	Dec. 2019	64,510,031	(142,583)
749	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	143,737,781	(2,044,720)
56	Euro-BTP Italian Government Bond	Dec. 2019	8,901,665	38,887
				(2,275,128)
Short Positions:
144	5 Year Euro-Bobl	Dec. 2019	21,290,647	106,065
121	10 Year Euro-Bund	Dec. 2019	22,980,778	64,971
901	10 Year U.S. Treasury Notes	Dec. 2019	117,411,563	(176,272)
38	20 Year U.S. Treasury Bonds	Dec. 2019	6,167,875	(28,214)
65	30 Year Euro Buxl	Dec. 2019	15,409,168	262,080
6	Euro Schatz Index	Dec. 2019	734,605	(38)
A70

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
10	S&P 500 E-Mini Index	Dec. 2019	$ 1,489,250	$ 623
229,215
$(2,045,913)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 10/11/19	BNP Paribas S.A.	ARS	11,495	$ 238,000	$ 180,964	$ —	$ (57,036)
Expiring 10/11/19	Goldman Sachs International	ARS	3,190	55,000	50,218	—	(4,782)
Expiring 10/11/19	Morgan Stanley & Co. International PLC	ARS	3,182	55,000	50,088	—	(4,912)
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	ARS	13,311	270,000	208,784	—	(61,216)
Expiring 11/13/19	HSBC Bank PLC	ARS	9,252	180,000	137,336	—	(42,664)
Expiring 11/13/19	HSBC Bank PLC	ARS	4,622	90,000	68,601	—	(21,399)
Australian Dollar,
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	AUD	194	131,000	130,943	—	(57)
Brazilian Real,
Expiring 10/02/19	Citibank, N.A.	BRL	6,125	1,500,000	1,473,817	—	(26,183)
Expiring 10/02/19	Citibank, N.A.	BRL	996	241,000	239,739	—	(1,261)
Expiring 10/02/19	Citibank, N.A.	BRL	314	75,000	75,642	642	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,449	597,000	589,237	—	(7,763)
Expiring 11/04/19	Citibank, N.A.	BRL	4,882	1,179,000	1,172,093	—	(6,907)
Expiring 11/04/19	Citibank, N.A.	BRL	422	102,000	101,194	—	(806)
Expiring 11/04/19	Deutsche Bank AG	BRL	1,532	370,000	367,903	—	(2,097)
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	BRL	1,964	472,000	471,388	—	(612)
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	BRL	537	128,000	128,904	904	—
Expiring 12/18/19	UBS AG	BRL	13,392	3,280,000	3,207,845	—	(72,155)
Canadian Dollar,
Expiring 12/18/19	Citibank, N.A.	CAD	5	4,000	4,009	9	—
Chilean Peso,
Expiring 10/16/19	Royal Bank of Scotland PLC	CLP	419,533	591,000	575,550	—	(15,450)
Expiring 10/23/19	JPMorgan Chase Bank, N.A.	CLP	115,934	160,130	159,071	—	(1,059)
Expiring 10/23/19	JPMorgan Chase Bank, N.A.	CLP	114,204	157,740	156,697	—	(1,043)
Expiring 10/23/19	UBS AG	CLP	116,014	160,130	159,181	—	(949)
Colombian Peso,
Expiring 10/23/19	Barclays Bank PLC	COP	2,022,723	593,000	580,624	—	(12,376)
Expiring 10/23/19	Citibank, N.A.	COP	1,570,608	468,000	450,844	—	(17,156)
Expiring 10/23/19	UBS AG	COP	1,217,638	359,000	349,524	—	(9,476)
Euro,
Expiring 10/09/19	BNP Paribas S.A.	EUR	300	330,687	327,212	—	(3,475)
Expiring 10/28/19	Citibank, N.A.	EUR	428	472,904	467,544	—	(5,360)
Expiring 11/06/19	JPMorgan Chase Bank, N.A.	EUR	429	472,939	468,935	—	(4,004)
Expiring 12/13/19	JPMorgan Chase Bank, N.A.	EUR	5,860	7,169,827	6,423,339	—	(746,488)
Expiring 12/18/19	Bank of America, N.A.	EUR	1,345	1,490,112	1,474,984	—	(15,128)
Expiring 12/18/19	BNP Paribas S.A.	EUR	372	414,000	407,855	—	(6,145)
Expiring 12/18/19	HSBC Bank PLC	EUR	896	995,388	982,592	—	(12,796)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	EUR	1,345	1,490,674	1,474,984	—	(15,690)
Expiring 12/18/19	Standard Chartered PLC	EUR	896	994,795	982,592	—	(12,203)
Expiring 02/25/20	JPMorgan Chase Bank, N.A.	EUR	5,860	7,221,541	6,458,065	—	(763,476)
A71

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 10/07/19	BNP Paribas S.A.	INR	24,167	$ 335,000	$ 340,769	$ 5,769	$ —
Indonesian Rupiah,
Expiring 11/06/19	BNP Paribas S.A.	IDR	25,492,740	1,794,000	1,788,613	—	(5,387)
Expiring 11/06/19	Citibank, N.A.	IDR	17,048,916	1,203,000	1,196,180	—	(6,820)
Japanese Yen,
Expiring 12/18/19	Citibank, N.A.	JPY	505,065	4,700,000	4,698,484	—	(1,516)
Expiring 12/18/19	UBS AG	JPY	37,706	352,000	350,768	—	(1,232)
Expiring 03/16/20	JPMorgan Chase Bank, N.A.	JPY	780,270	7,230,078	7,301,862	71,784	—
Mexican Peso,
Expiring 11/06/19	BNP Paribas S.A.	MXN	23,572	1,203,000	1,186,889	—	(16,111)
Expiring 11/06/19	BNP Paribas S.A.	MXN	12,168	621,000	612,683	—	(8,317)
New Taiwanese Dollar,
Expiring 10/30/19	HSBC Bank PLC	TWD	14,816	478,000	478,424	424	—
New Zealand Dollar,
Expiring 12/18/19	BNP Paribas S.A.	NZD	1,059	672,000	664,474	—	(7,526)
Expiring 12/18/19	Deutsche Bank AG	NZD	3,137	1,995,135	1,967,928	—	(27,207)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	NZD	3,585	2,253,672	2,248,971	—	(4,701)
Norwegian Krone,
Expiring 12/18/19	BNP Paribas S.A.	NOK	5,991	672,000	659,324	—	(12,676)
Russian Ruble,
Expiring 11/06/19	JPMorgan Chase Bank, N.A.	RUB	78,552	1,191,000	1,205,169	14,169	—
Expiring 11/06/19	Morgan Stanley & Co. International PLC	RUB	99,735	1,500,000	1,530,157	30,157	—
Singapore Dollar,
Expiring 10/15/19	BNP Paribas S.A.	SGD	981	711,000	710,017	—	(983)
South African Rand,
Expiring 10/23/19	Bank of America, N.A.	ZAR	5,196	351,000	342,028	—	(8,972)
Expiring 10/23/19	Citibank, N.A.	ZAR	17,902	1,177,857	1,178,271	414	—
South Korean Won,
Expiring 10/10/19	BNP Paribas S.A.	KRW	428,737	358,000	358,531	531	—
Swedish Krona,
Expiring 12/18/19	BNP Paribas S.A.	SEK	4,639	481,000	473,868	—	(7,132)
Expiring 12/18/19	Royal Bank of Scotland PLC	SEK	1,801	186,000	183,953	—	(2,047)
Swiss Franc,
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	CHF	213	217,000	215,059	—	(1,941)
Turkish Lira,
Expiring 10/10/19	UBS AG	TRY	2,090	359,000	368,725	9,725	—
				$62,549,609	$60,619,445	134,528	(2,064,692)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 10/11/19	Citibank, N.A.	ARS	8,914	$ 179,000	$ 140,330	$ 38,670	$ —
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	ARS	7,315	110,000	115,155	—	(5,155)
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	ARS	3,278	55,000	51,603	3,397	—
Expiring 10/11/19	Morgan Stanley & Co. International PLC	ARS	7,205	110,000	113,423	—	(3,423)
Expiring 10/11/19	Morgan Stanley & Co. International PLC	ARS	4,848	80,000	76,319	3,681	—
Expiring 10/15/19	BNP Paribas S.A.	ARS	7,245	105,000	113,639	—	(8,639)
Expiring 10/15/19	Goldman Sachs International	ARS	15,050	215,000	236,061	—	(21,061)
Expiring 10/15/19	Goldman Sachs International	ARS	7,480	110,000	117,325	—	(7,325)
A72

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 10/15/19	Goldman Sachs International	ARS	3,013	$ 50,000	$ 47,251	$ 2,749	$ —
Expiring 11/04/19	BNP Paribas S.A.	ARS	8,223	110,000	125,520	—	(15,520)
Expiring 11/04/19	BNP Paribas S.A.	ARS	4,007	55,000	61,165	—	(6,165)
Expiring 11/29/19	Goldman Sachs International	ARS	7,728	110,000	109,021	979	—
Expiring 11/29/19	Morgan Stanley & Co. International PLC	ARS	8,168	110,000	115,228	—	(5,228)
Australian Dollar,
Expiring 12/18/19	BNP Paribas S.A.	AUD	978	671,000	661,873	9,127	—
Brazilian Real,
Expiring 10/02/19	BNP Paribas S.A.	BRL	6,563	1,575,000	1,579,421	—	(4,421)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	536	128,000	128,963	—	(963)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	1,929	469,000	464,290	4,710	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	1,004	241,000	241,601	—	(601)
Expiring 11/04/19	Citibank, N.A.	BRL	1,479	353,000	355,186	—	(2,186)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	BRL	13,733	3,280,000	3,289,530	—	(9,530)
British Pound,
Expiring 12/18/19	BNP Paribas S.A.	GBP	1	1,000	985	15	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	GBP	537	667,000	662,626	4,374	—
Canadian Dollar,
Expiring 12/18/19	BNP Paribas S.A.	CAD	890	672,000	672,921	—	(921)
Chilean Peso,
Expiring 10/16/19	Citibank, N.A.	CLP	332,327	468,000	455,913	12,087	—
Expiring 10/23/19	Citibank, N.A.	CLP	339,810	478,000	466,248	11,752	—
Colombian Peso,
Expiring 10/23/19	BNP Paribas S.A.	COP	3,235,757	930,218	928,826	1,392	—
Expiring 10/23/19	Credit Suisse Securities (USA) LLC	COP	8,247,088	2,381,830	2,367,332	14,498	—
Expiring 10/23/19	JPMorgan Chase Bank, N.A.	COP	1,604,697	471,000	460,629	10,371	—
Expiring 10/23/19	Morgan Stanley & Co. International PLC	COP	1,668,684	482,000	478,997	3,003	—
Expiring 10/23/19	Royal Bank of Scotland PLC	COP	6,249,183	1,817,151	1,793,832	23,319	—
Expiring 10/23/19	Royal Bank of Scotland PLC	COP	1,619,942	478,000	465,006	12,994	—
Euro,
Expiring 10/03/19	Bank of America, N.A.	EUR	85,196	93,932,594	92,880,551	1,052,043	—
Expiring 10/09/19	HSBC Bank PLC	EUR	1,128	1,245,579	1,230,737	14,842	—
Expiring 11/05/19	Goldman Sachs International	EUR	108	118,590	118,046	544	—
Expiring 11/06/19	JPMorgan Chase Bank, N.A.	EUR	429	469,846	468,935	911	—
Expiring 12/12/19	Citibank, N.A.	EUR	202	223,746	220,865	2,881	—
Expiring 12/13/19	Deutsche Bank AG	EUR	5,860	7,600,420	6,423,339	1,177,081	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	EUR	2,241	2,497,263	2,457,576	39,687	—
Expiring 12/18/19	Royal Bank of Scotland PLC	EUR	195	215,000	213,826	1,174	—
Expiring 02/25/20	Deutsche Bank AG	EUR	5,860	7,649,644	6,458,065	1,191,579	—
Indian Rupee,
Expiring 10/07/19	HSBC Bank PLC	INR	24,070	335,000	339,399	—	(4,399)
Indonesian Rupiah,
Expiring 11/06/19	Bank of America, N.A.	IDR	48,212,512	3,352,281	3,382,669	—	(30,388)
Expiring 11/06/19	Citibank, N.A.	IDR	23,907,428	1,647,652	1,677,385	—	(29,733)
Expiring 11/06/19	Citibank, N.A.	IDR	14,694,998	1,012,052	1,031,025	—	(18,973)
Expiring 11/06/19	Goldman Sachs International	IDR	12,976,283	900,693	910,438	—	(9,745)
Expiring 11/06/19	JPMorgan Chase Bank, N.A.	IDR	26,506,350	1,794,000	1,859,729	—	(65,729)
Japanese Yen,
Expiring 12/18/19	BNP Paribas S.A.	JPY	423,455	3,940,000	3,939,295	705	—
Expiring 12/18/19	BNP Paribas S.A.	JPY	72,177	671,000	671,447	—	(447)
A73

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/18/19	Citibank, N.A.	JPY	81,699	$ 760,000	$ 760,026	$ —	$ (26)
Expiring 03/16/20	HSBC Bank PLC	JPY	780,270	7,788,680	7,301,861	486,819	—
Mexican Peso,
Expiring 11/06/19	BNP Paribas S.A.	MXN	241,847	12,342,774	12,177,472	165,302	—
Expiring 11/06/19	Citibank, N.A.	MXN	35,815	1,794,000	1,803,360	—	(9,360)
Expiring 11/06/19	HSBC Bank PLC	MXN	23,662	1,203,000	1,191,450	11,550	—
Expiring 11/06/19	HSBC Bank PLC	MXN	9,350	474,000	470,810	3,190	—
New Taiwanese Dollar,
Expiring 10/30/19	BNP Paribas S.A.	TWD	14,938	478,000	482,345	—	(4,345)
New Zealand Dollar,
Expiring 12/18/19	BNP Paribas S.A.	NZD	3,137	1,998,332	1,967,928	30,404	—
Expiring 12/18/19	Citibank, N.A.	NZD	3,585	2,258,622	2,248,971	9,651	—
Norwegian Krone,
Expiring 12/18/19	Bank of America, N.A.	NOK	63	7,000	6,962	38	—
Russian Ruble,
Expiring 10/25/19	Bank of America, N.A.	RUB	30,340	472,000	466,237	5,763	—
Expiring 11/06/19	Bank of America, N.A.	RUB	77,481	1,190,000	1,188,729	1,271	—
Expiring 11/06/19	Bank of America, N.A.	RUB	48,141	750,500	738,587	11,913	—
Expiring 11/06/19	Bank of America, N.A.	RUB	22,918	354,000	351,612	2,388	—
Expiring 11/06/19	Citibank, N.A.	RUB	48,253	750,500	740,314	10,186	—
Expiring 11/06/19	Morgan Stanley & Co. International PLC	RUB	343,286	5,206,150	5,266,766	—	(60,616)
Expiring 11/06/19	Morgan Stanley & Co. International PLC	RUB	39,865	594,202	611,618	—	(17,416)
Singapore Dollar,
Expiring 10/15/19	BNP Paribas S.A.	SGD	981	711,000	709,793	1,207	—
South African Rand,
Expiring 10/23/19	HSBC Bank PLC	ZAR	17,902	1,158,031	1,178,272	—	(20,241)
Expiring 10/23/19	Morgan Stanley & Co. International PLC	ZAR	5,168	351,000	340,180	10,820	—
South Korean Won,
Expiring 10/10/19	BNP Paribas S.A.	KRW	426,557	358,000	356,707	1,293	—
Expiring 10/10/19	UBS AG	KRW	633,409	531,500	529,687	1,813	—
Swiss Franc,
Expiring 10/09/19	Morgan Stanley & Co. International PLC	CHF	113	115,507	113,674	1,833	—
Expiring 12/18/19	BNP Paribas S.A.	CHF	221	224,000	223,318	682	—
Turkish Lira,
Expiring 10/10/19	UBS AG	TRY	2,093	359,000	369,343	—	(10,343)
				$186,797,357	$182,775,568	4,394,688	(372,899)
						$4,529,216	$(2,437,591)
Cross currency exchange contracts outstanding at September 30, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/01/19	Buy	CAD	566	EUR	390	$ 2,177	$ —	Deutsche Bank AG
10/01/19	Buy	CAD	5,907	EUR	4,092	—	(1,630)	JPMorgan Chase Bank, N.A.
10/01/19	Buy	EUR	4,482	CAD	6,488	—	(11,485)	Deutsche Bank AG
10/02/19	Buy	BRL	5,824	EUR	1,270	17,104	—	BNP Paribas S.A.
10/02/19	Buy	BRL	10,278	EUR	2,241	30,300	—	BNP Paribas S.A.
10/02/19	Buy	EUR	745	BRL	3,415	—	(9,571)	BNP Paribas S.A.
A74

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2019 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
10/02/19	Buy	EUR	1,048	BRL	4,813	$ —	$ (15,809)	BNP Paribas S.A.
10/02/19	Buy	EUR	1,793	BRL	8,235	—	(27,047)	BNP Paribas S.A.
12/18/19	Buy	AUD	90	NZD	97	—	(60)	JPMorgan Chase Bank, N.A.
12/18/19	Buy	AUD	150	NZD	162	—	(197)	JPMorgan Chase Bank, N.A.
12/18/19	Buy	AUD	3,585	CAD	3,263	—	(40,398)	Citibank, N.A.
12/18/19	Buy	AUD	4,242	NZD	4,585	—	(5,785)	JPMorgan Chase Bank, N.A.
12/18/19	Buy	CAD	3,279	AUD	3,585	52,605	—	Citibank, N.A.
12/18/19	Buy	CHF	491	EUR	448	3,654	—	JPMorgan Chase Bank, N.A.
12/18/19	Buy	EUR	448	CHF	489	—	(2,086)	Citibank, N.A.
12/18/19	Buy	EUR	4,092	CAD	5,934	2,542	—	JPMorgan Chase Bank, N.A.
12/18/19	Buy	JPY	324,700	ZAR	44,367	120,885	—	Bank of America, N.A.
12/18/19	Buy	NOK	20,225	SEK	21,552	24,589	—	Bank of America, N.A.
12/18/19	Buy	SEK	21,685	NOK	20,225	—	(11,052)	JPMorgan Chase Bank, N.A.
12/18/19	Buy	ZAR	1,112	JPY	8,099	—	(2,668)	BNP Paribas S.A.
12/18/19	Buy	ZAR	1,235	JPY	8,910	—	(2,171)	JPMorgan Chase Bank, N.A.
12/18/19	Buy	ZAR	1,630	JPY	11,775	—	(3,011)	JPMorgan Chase Bank, N.A.
12/18/19	Buy	ZAR	5,340	JPY	38,420	—	(8,405)	BNP Paribas S.A.
12/18/19	Buy	ZAR	9,990	JPY	72,582	—	(22,294)	BNP Paribas S.A.
12/18/19	Buy	ZAR	25,060	JPY	181,006	—	(45,993)	BNP Paribas S.A.
						$253,856	$(209,662)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Beazer Homes USA, Inc.	06/20/20	5.000%(Q)	350	$ (12,299)	$ (31,840)	$ 19,541	Barclays Bank PLC
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	265	(26,390)	(16,370)	(10,020)	BNP Paribas S.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	250	(24,896)	(14,314)	(10,582)	BNP Paribas S.A.
Broadcom Inc.	12/20/24	1.000%(Q)	195	(4,222)	6,287	(10,509)	JPMorgan Chase Bank, N.A.
Dish DBS Corp	12/20/23	5.000%(Q)	372	(25,481)	18,862	(44,343)	Goldman Sachs International
Federal Republic of Brazil	12/20/24	1.000%(Q)	6,870	122,343	120,507	1,836	Citibank, N.A.
Federal Republic of Brazil	12/20/24	1.000%(Q)	4,435	78,975	84,762	(5,787)	Goldman Sachs International
Federal Republic of Brazil	12/20/24	1.000%(Q)	1,250	22,260	21,926	334	Citibank, N.A.
Federal Republic of Brazil	12/20/24	1.000%(Q)	748	13,328	12,413	915	Goldman Sachs International
Frontier Communications Corp.	06/20/21	5.000%(Q)	279	145,385	74,013	71,372	Barclays Bank PLC
Frontier Communications Corp.	06/20/21	5.000%(Q)	100	51,857	25,375	26,482	Barclays Bank PLC
HCA, Inc.	06/20/20	5.000%(Q)	505	(18,378)	(42,967)	24,589	JPMorgan Chase Bank, N.A.
HCA, Inc.	06/20/20	5.000%(Q)	150	(5,459)	(12,821)	7,362	JPMorgan Chase Bank, N.A.
KB Home	12/20/23	5.000%(Q)	352	(57,163)	(29,066)	(28,097)	JPMorgan Chase Bank, N.A.
Realogy Group LLC	12/20/23	5.000%(Q)	176	18,654	(1,613)	20,267	JPMorgan Chase Bank, N.A.
Republic of Argentina	12/20/24	5.000%(Q)	446	267,908	257,610	10,298	Morgan Stanley & Co. International PLC
Republic of Colombia	12/20/24	1.000%(Q)	8,167	(28,248)	(30,758)	2,510	Citibank, N.A.
Republic of Colombia	12/20/24	1.000%(Q)	4,480	(15,495)	(17,473)	1,978	Morgan Stanley & Co. International PLC
Republic of Colombia	12/20/24	1.000%(Q)	387	(1,338)	(1,457)	119	Citibank, N.A.
Republic of Colombia	12/20/24	1.000%(Q)	210	(726)	(819)	93	Morgan Stanley & Co. International PLC
Republic of Philippines	12/20/24	1.000%(Q)	3,385	(88,034)	(89,673)	1,639	Citibank, N.A.
Republic of South Africa	12/20/24	1.000%(Q)	4,230	186,615	172,142	14,473	Goldman Sachs International
Republic of Turkey	12/20/24	1.000%(Q)	1,917	221,719	250,718	(28,999)	Goldman Sachs International
RR Donnelley & Sons Co	12/20/23	5.000%(Q)	180	(912)	9,125	(10,037)	JPMorgan Chase Bank, N.A.
State of Qatar	12/20/24	1.000%(Q)	678	(15,842)	(17,670)	1,828	JPMorgan Chase Bank, N.A.
A75

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	344	$ (13,862)	$ (3,836)	$(10,026)	Barclays Bank PLC
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	200	(9,154)	(7,401)	(1,753)	Goldman Sachs International
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	175	(8,009)	(6,475)	(1,534)	Goldman Sachs International
Transocean Inc.	06/20/22	1.000%(Q)	345	39,386	33,676	5,710	Morgan Stanley & Co. International PLC
United Mexican States	06/20/20	1.000%(Q)	1,765	(9,220)	15,519	(24,739)	JPMorgan Chase Bank, N.A.
United Mexican States	09/20/20	1.000%(Q)	1,765	(11,289)	23,388	(34,677)	Bank of America, N.A.
United Mexican States	12/20/24	1.000%(Q)	6,257	48,055	50,071	(2,016)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	3,660	28,110	23,798	4,312	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	1,175	9,025	9,403	(378)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	700	5,376	4,551	825	Citibank, N.A.
				$882,579	$889,593	$ (7,014)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Beazer Homes USA, Inc.	06/20/23	5.000%(Q)	350	2.005%	$ 37,595	$ 29,259	$ 8,336	Barclays Bank PLC
Beazer Homes USA, Inc.	06/20/23	5.000%(Q)	167	2.005%	17,937	7,442	10,495	Goldman Sachs International
Beazer Homes USA, Inc.	06/20/23	5.000%(Q)	100	2.005%	10,762	4,572	6,190	Goldman Sachs International
Broadcom Inc.	06/20/24	1.000%(Q)	2,212	0.532%	47,683	(161,043)	208,726	Citibank, N.A.
Republic of Turkey	12/20/24	1.000%(Q)	479	3.525%	(55,430)	(62,680)	7,250	Goldman Sachs International
United Mexican States	06/20/20	1.000%(Q)	1,765	0.322%	9,219	(18,087)	27,306	Bank of America, N.A.
United Mexican States	09/20/20	1.000%(Q)	1,765	0.375%	11,288	(20,290)	31,578	JPMorgan Chase Bank, N.A.
					$ 79,054	$(220,827)	$299,881

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)		11,430	$ (259,132)	$ (244,555)	$ 14,577
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)		25,900	(540,146)	(517,435)	22,711
iTraxx.EUR.32.V1	12/20/24	1.000%(Q)	EUR	52,562	(1,323,103)	(1,357,540)	(34,437)
					$(2,122,381)	$(2,119,530)	$ 2,851

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.EM.32.V1	12/20/24	1.000%(Q)	781	$ 40,846	$ 38,356	$ 2,490	Citibank, N.A.
CDX.EM.32.V1	12/20/24	1.000%(Q)	468	24,476	22,984	1,492	Citibank, N.A.
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,263	(10,929)	(951)	(9,978)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	544	(4,709)	109	(4,818)	Deutsche Bank AG
A76

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	$ 16,824	$ 19,354	$ (2,530)	JPMorgan Chase Bank, N.A.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	930	(11,938)	11,466	(23,404)	Credit Suisse International
CMBX.NA.9.AAA	09/17/58	0.500%(M)	750	(9,627)	9,380	(19,007)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500%(M)	630	(8,088)	7,767	(15,855)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	530	(6,803)	6,535	(13,338)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	340	(4,365)	4,602	(8,967)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	330	8,904	11,694	(2,790)	Citigroup Global Markets, Inc.
				$ 34,591	$131,296	$(96,705)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	*	$(16,824)	$ (16,565)	$ (259)	Credit Suisse International
CMBX.NA.7.AAA	01/17/47	0.500%(M)	4,977	*	59,080	(166,322)	225,402	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	170	*	(4,587)	(8,608)	4,021	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(4,316)	(9,750)	5,434	Morgan Stanley & Co. International PLC
CMBX.NA.10.A	11/17/59	2.000%(M)	760	*	2,982	(34,891)	37,873	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%(M)	380	*	1,491	(17,736)	19,227	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000%(M)	25	*	(816)	(2,259)	1,443	JPMorgan Chase Bank, N.A.
					$ 37,010	$(256,131)	$293,141
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A77

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	35,995	09/15/24	0.805%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$(28,664)	$(28,664)
EUR	35,995	09/15/29	0.993%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	56,606	56,606
					$—	$ 27,942	$ 27,942
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	47,840	09/24/21	0.747%(S)	6 Month GBP LIBOR(2)(S)	$160	$ 97,722	$ 97,562
GBP	47,685	09/26/21	0.726%(S)	6 Month GBP LIBOR(2)(S)	202	72,739	72,537
MXN	119,709	10/07/20	8.206%(M)	28 Day Mexican Interbank Rate(2)(M)	(16)	67,935	67,951
MXN	21,528	07/23/21	6.860%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(6,319)	(6,319)
MXN	30,050	07/26/21	6.900%(M)	28 Day Mexican Interbank Rate(1)(M)	20	(9,407)	(9,427)
MXN	95,085	08/06/21	6.780%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(24,651)	(24,651)
MXN	23,339	07/18/22	7.230%(M)	28 Day Mexican Interbank Rate(1)(M)	(42)	(20,519)	(20,477)
MXN	11,669	07/19/22	7.230%(M)	28 Day Mexican Interbank Rate(1)(M)	(13)	(10,294)	(10,281)
MXN	4,489	07/20/22	7.220%(M)	28 Day Mexican Interbank Rate(1)(M)	(8)	(3,909)	(3,901)
MXN	6,283	07/25/22	7.210%(M)	28 Day Mexican Interbank Rate(1)(M)	5	(5,458)	(5,463)
MXN	42,746	08/03/22	7.200%(M)	28 Day Mexican Interbank Rate(1)(M)	(76)	(35,958)	(35,882)
MXN	53,713	08/11/22	7.000%(M)	28 Day Mexican Interbank Rate(2)(M)	109	31,531	31,422
MXN	28,435	10/14/22	7.105%(M)	28 Day Mexican Interbank Rate(1)(M)	(35)	(22,739)	(22,704)
MXN	21,573	10/14/22	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	(26)	(17,407)	(17,381)
MXN	28,012	02/02/24	8.125%(M)	28 Day Mexican Interbank Rate(2)(M)	56	87,549	87,493
MXN	20,131	02/05/24	8.135%(M)	28 Day Mexican Interbank Rate(2)(M)	13	63,398	63,385
MXN	18,124	08/09/24	6.730%(M)	28 Day Mexican Interbank Rate(2)(M)	131	6,969	6,838
MXN	39,876	08/12/24	6.670%(M)	28 Day Mexican Interbank Rate(2)(M)	99	10,337	10,238
MXN	34,311	08/13/24	6.715%(M)	28 Day Mexican Interbank Rate(2)(M)	75	12,342	12,267
MXN	18,660	07/17/25	6.320%(M)	28 Day Mexican Interbank Rate(2)(M)	111	(12,463)	(12,574)
	620	08/25/25	2.131%(S)	3 Month LIBOR(2)(Q)	—	21,851	21,851
	437	09/11/25	2.272%(S)	3 Month LIBOR(1)(Q)	—	(19,046)	(19,046)
					$765	$284,203	$283,438

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	16,844	01/02/23	6.350%(T)	1 Day BROIS(2)(T)	$ 51,267	$ —	$ 51,267	JPMorgan Chase Bank, N.A.
BRL	10,317	01/02/23	8.270%(T)	1 Day BROIS(2)(T)	219,017	—	219,017	JPMorgan Chase Bank, N.A.
MXN	9,298	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	(6,093)	(48)	(6,045)	Citibank, N.A.
A78

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MXN	27,703	08/06/25	6.321%(M)	28 Day Mexican Interbank Rate(2)(M)	$ (19,322)	$(140)	$ (19,182)	Goldman Sachs International
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	19,743	—	19,743	Bank of America, N.A.
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	19,743	—	19,743	Bank of America, N.A.
MXN	1,127	12/05/25	6.270%(M)	28 Day Mexican Interbank Rate(2)(M)	(998)	(34)	(964)	Bank of America, N.A.
					$283,357	$(222)	$283,579

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Canadian Natural Resources Ltd.(Q)	3 Month LIBOR minus 45 bps(Q)	BNP Paribas S.A.	11/27/19	(80)	$(13,914)	$—	$(13,914)
Charter Communications, Inc.(Q)	3 Month LIBOR minus 25 bps(Q)	BNP Paribas S.A.	8/05/20	(89)	(6,768)	—	(6,768)
Charter Communications, Inc.(Q)	3 Month LIBOR minus 10 bps(Q)	BNP Paribas S.A.	8/26/20	(185)	(5,995)	—	(5,995)
Intelsat S.A.(Q)	3 Month LIBOR minus 52 bps(Q)	Credit Suisse International	6/11/20	(335)	(10,159)	—	(10,159)
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(19)	2,568	—	2,568
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(7)	998	—	998
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(5)	724	—	724
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(4)	543	—	543
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(3)	378	—	378
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(3)	419	—	419
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(2)	233	—	233
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(2)	239	—	239
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(2)	218	—	218
A79

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Quorum Health Corp.(Q)	3 Month LIBOR minus 125 bps(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(2)	$ 289	$—	$ 289
Quorum Health Corp.(Q)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	6/11/20	(5)	628	—	628
SPDR S&P Oil & Gas Exploration & Production ETF(Q)	3 Month LIBOR minus 63 bps(Q)	BNP Paribas S.A.	8/05/20	(73)	(1,325)	—	(1,325)
Sprint Corp(Q)	3 Month LIBOR minus 7.5 bps(Q)	BNP Paribas S.A.	7/17/20	(350)	34,957	—	34,957
Sprint Corp.(Q)	3 Month LIBOR(Q)	Citibank, N.A.	6/11/20	(131)	14,570	—	14,570
Sprint Corp.(Q)	3 Month LIBOR(Q)	Citibank, N.A.	6/11/20	(131)	14,570	—	14,570
Tidewater Inc.(Q)	3 Month LIBOR minus 30 bps(Q)	BNP Paribas S.A.	9/29/20	(34)	(162)	—	(162)
					$33,011	$—	$33,011

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at September 30, 2019:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at September 30, 2019
Barclays Capital, Inc.	2.150%	09/17/2019	$ 955,912	Open	$ 955,912
Goldman Sachs & Co. LLC	0.500%	09/11/2019	496,512	Open	496,512
			$1,452,424		$1,452,424
Open maturity date - Certain agreements have no stated maturity and can be terminated by either party at any time.
The aggregate value of Reverse Repurchase Agreements is $1,452,424. Corporate Bonds with a market value of $1,709,952 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2019.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A80